REGISTRATION STATEMENT NO. 333-72334
                                                                       811-08313

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  -------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 4

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 15


            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                 ONE CITYPLACE, HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)
                                   -----------

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[ ] __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

            TRAVELERS LIFE & ANNUITY PRIMELITE II ANNUITY PROSPECTUS

            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PRIMELITE II ANNUITY, an individual flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts").

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AIM VARIABLE INSURANCE FUNDS                                    SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   AIM V.I. Capital Appreciation Fund -- Series II Shares(1)        Multiple Discipline Portfolio -- All Cap Growth and Value
   AIM V.I. Premier Equity Fund -- Series II Shares(2)              Multiple Discipline Portfolio -- Balanced All Cap Growth
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                 and Value
   AllianceBernstein Large Cap Growth Portfolio -- Class B(3)       Multiple Discipline Portfolio -- Global All Cap Growth
AMERICAN FUNDS INSURANCE SERIES                                      and Value
   Global Growth Fund -- Class 2 Shares                             Multiple Discipline Portfolio -- Large Cap Growth and
   Growth Fund -- Class 2 Shares                                     Value
   Growth-Income Fund -- Class 2 Shares                         THE TRAVELERS SERIES TRUST
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                Convertible Securities Portfolio
   Portfolio Mutual Shares Securities Fund -- Class 2 Shares        MFS Mid Cap Growth Portfolio
   Securities Portfolio Templeton Growth Securities Fund --         Social Awareness Stock
    Class 2 Shares                                                  U.S. Government
GREENWICH STREET SERIES FUND                                    THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Appreciation Portfolio                                          Equity and Income Portfolio, Class II
   Fundamental Value Portfolio                                     U.S. Real Estate Securities Portfolio, Class I
   Smith Barney Capital and Income Portfolio                    TRAVELERS SERIES FUND INC.
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                 MFS Total Return Portfolio
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares      Pioneer Strategic Income Portfolio(8)
   Oppenheimer Main Street Fund/VA -- Service Shares(4)            SB Adjustable Rate Income Portfolio Smith Barney Class
PIONEER VARIABLE CONTRACTS TRUST                                   Smith Barney Aggressive Growth Portfolio
   VCT Portfolio -- Class II Shares                                Smith Barney High Income Portfolio Pioneer Fund
   Portfolio Pioneer Mid Cap Value VCT Portfolio -- Class II       Smith Barney International All Cap Growth
     Shares                                                        Smith Barney Large Cap Value Portfolio
PUTNAM VARIABLE TRUST                                              Smith Barney Large Capitalization Growth Portfolio
   Putnam VT International Equity Fund -- Class IB Shares(5)       Smith Barney Mid Cap Core Portfolio
   Putnam VT Small Cap Value Fund -- Class IB Shares               Smith Barney Money Market Portfolio
SMITH BARNEY ALLOCATION SERIES INC.                                Travelers Managed Income Portfolio
   Select Balanced Portfolio                                    VAN KAMPEN LIFE INVESTMENT TRUST
   Select Growth Portfolio                                         Comstock Portfolio Class II Shares
   Select High Growth Portfolio                                    Emerging Growth Portfolio Class II Shares
SMITH BARNEY INVESTMENT SERIES                                     Growth and Income Portfolio Class II Shares
  SB Government Portfolio -- Class A(6)                         VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Dividend Strategy Portfolio(7)                      Smith Barney Smith Barney Small Cap Growth Opportunities
  Smith Barney Growth and Income Portfolio                           Portfolio
  Smith Barney Premier Selections All Cap Growth Portfolio      VARIABLE INSURANCE PRODUCTS FUND
                                                                   Equity-Income Portfolio -- Service Class 2
                                                                   Growth Portfolio -- Service Class 2
                                                                   Mid Cap Portfolio -- Service Class 2

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(1) Formerly AIM V.I. Capital Appreciation Fund -- Series II    (5)  Formerly Putnam VT International Growth Fund -- Class IB Shares
(2) Formerly AIM V.I. Premier Equity Fund -- Series II          (6)  Formerly Smith Barney Government Portfolio
(3) Formerly AllianceBernstein Premier Growth Portfolio --      (7)  Formerly Smith Barney Large Cap Core Portfolio
    Class B                                                     (8)  Formerly Putnam Diversified Income Portfolio
(4) Formerly Oppenheimer Main Street Growth & Income Fund/VA
    -- Service Shares

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Service Center, One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call (888) 556-5412 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary.......................................   3    Payment Options......................................  35
Summary........................................   5      Election of Options................................  35
Fee Table......................................   8      Annuity Options....................................  35
Condensed Financial Information................  14      Variable Liquidity Benefit.........................  35
  The Annuity Contract.........................  14    Miscellaneous Contract Provisions....................  36
  Contract Owner Inquiries.....................  15      Right to Return....................................  36
  Purchase Payments............................  15      Termination........................................  36
  Accumulation Units...........................  16      Required Reports...................................  36
  The Variable Funding Options.................  16      Suspension of Payments.............................  36
The Fixed Account..............................  21    The Separate Accounts................................  37
Charges and Deductions.........................  21      Performance Information............................  37
  General......................................  21    Federal Tax Considerations...........................  38
  Withdrawal Charge............................  22      General Taxation of Annuities......................  38
  Free Withdrawal Allowance....................  23      Types of Contracts: Qualified and Non-qualified....  38
  Administrative Charges.......................  23      Qualified Annuity Contracts........................  38
  Mortality and Expense Risk Charge............  23        Taxation of Qualified Annuity Contracts..........  38
  Variable Liquidity Benefit Charge............  24        Mandatory Distributions for Qualified Plans......  38
  Enhanced Stepped-Up Provision Charge.........  24      Non-qualified Annuity Contracts....................  39
  Transfer Charge..............................  24        Diversification Requirements for Variable
  Variable Funding Option Expenses.............  24          Annuities......................................  40
  Premium Tax..................................  24        Ownership of the Investments.....................  40
  Changes in Taxes Based upon Premium or                  Taxation of Death Benefit Proceeds................  40
    Value......................................  24      Other Tax Considerations...........................  40
Transfers......................................  24        Treatment of Charges for Optional Death
  Dollar Cost Averaging........................  26          Benefits.......................................  40
Access to Your Money...........................  27        Penalty Tax for Premature Distribution...........  40
  Systematic Withdrawals.......................  27        Puerto Rico Tax Considerations...................  40
  Loans........................................  27        Non-Resident Aliens..............................  41
Ownership Provisions...........................  28    Other Information....................................  41
Types of Ownership.............................  28      The Insurance Companies............................  41
  Contract Owner...............................  28      Financial Statements...............................  42
  Beneficiary..................................  28      Distribution of Variable Annuity Contracts.........  42
  Annuitant....................................  28      Conformity with State and Federal Laws.............  43
Death Benefit..................................  29      Voting Rights......................................  44
  Death Proceeds before the Maturity Date......  29      Restrictions on Financial Transactions.............  44
  Enhanced Stepped-Up Provision................  30      Legal Proceedings and Opinions.....................  44
  Payment of Proceeds..........................  30    Appendix A: Condensed Financial Information
  Spousal Contract Continuance.................  32      Separate Account PF for Variable Annuities......... A-1
  Beneficiary Contract Continuance.............  32    Appendix B: Condensed Financial Information
  Planned Death Benefit........................  33      Separate Account PF II for Variable Annuities...... B-1
  Death Proceeds after the Maturity Date.......  33    Appendix C: The Fixed Account........................ C-1
The Annuity Period.............................  33    Appendix D: Waiver of Withdrawal Charge for
  Maturity Date................................  33      Nursing Home Confinement........................... D-1
  Allocation of Annuity........................  34    Appendix E: Contents of the Statement of
  Variable Annuity.............................  34      Additional Information............................. E-1
  Fixed Annuity................................  34

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION --a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                  TRAVELERS LIFE & ANNUITY PRIMELITE II ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account PF for Variable Annuities ("Separate Account PF"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account PF II for Variable Annuities ("Separate Account PF II"). When we refer to the Separate Account, we are referring to either Separate Account PF or Separate Account PF II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract or some features may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contribution accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax-deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $100 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.50%. For Contracts with a Contract Value of less than $50,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 8%, decreasing to 0% in years nine and later.

If you select the Enhanced Stepped-Up Provision, ("E.S.P."), an additional 0.25% annually will be deducted from amounts in the Variable Funding Options. This provision is not available when either the Annuitant or owner is age 76 or older on the Rider Effective Date.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death, (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit Values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

   o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected..

   o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

   o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

   o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

                                    FEE TABLE

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.........................................     8%(1)
(AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

TRANSFER CHARGE...........................................     $10(2)
(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

VARIABLE LIQUIDITY BENEFIT CHARGE.........................     8%(3)
(AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.....................     $30(4)

ANNUAL SEPARATE ACCOUNT CHARGES:

(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

 WITHOUT E.S.P.                                        WITH E.S.P.

 Mortality & Expense Risk Charge...........  1.50%     Mortality.&.Expense Risk Charge.................  1.50%
 Administrative Expense Charge.............  0.15%     Administrative Expense Charge...................  0.15%
                                             -----
   Total Annual Separate Account Charges...  1.65%     E.S.P. Charge...................................  0.25%
                                                                                                         -----
                                                       Total.Annual.Separate Account Charges...........  1.90%

--------------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 8 years. The charge is as follows:

           YEARS SINCE PURCHASE PAYMENT MADE
     ----------------------------------------------
     GREATER THAN OR EQUAL TO         BUT LESS THAN        WITHDRAWAL CHARGE
              0 years                    2 years                  8%
              2 years                    4 years                  7%
              4 years                    5 years                  6%
              5 years                    6 years                  5%
              6 years                    7 years                  4%
              7 years                    8 years                  3%
             8 + years                                            0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after eight years. The charge is as follows:



           YEARS SINCE INITIAL PURCHASE PAYMENT
     ----------------------------------------------
     GREATER THAN OR EQUAL TO         BUT LESS THAN        WITHDRAWAL CHARGE
              0 years                    2 years                  8%
              2 years                    4 years                  7%
              4 years                    5 years                  6%
              5 years                    6 years                  5%
              6 years                    7 years                  4%
              7 years                    8 years                  3%
             8 + years                                            0%


(4) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

TOTAL ANNUAL FUND OPERATING EXPENSES                        MINIMUM     MAXIMUM
(expenses that are deducted from Underlying Fund           ---------   ---------
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)       0.43%       1.36%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                       DISTRIBUTION                   TOTAL        CONTRACTUAL      NET TOTAL
                                                          AND/OR                      ANNUAL        FEE WAIVER       ANNUAL
                                        MANAGEMENT    SERVICE (12b-1)     OTHER      OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                           FEE             FEES          EXPENSES    EXPENSES      REIMBURSEMENT     EXPENSES
----------------                        ----------    ---------------    --------    ---------    --------------    ---------
AIM VARIABLE INSURANCE FUNDS*.

  AIM V.I. Capital Appreciation
    Fund -- Series II Shares*.........     0.61%            0.25%          0.30%       1.16%             --         1.16%(1)
  AIM V.I. Premier Equity Fund
    -- Series II Shares*..............     0.61%            0.25%          0.30%       1.16%             --         1.16%(2)

ALLIANCEBERNSTEIN VARIABLE
  PRODUCT SERIES FUND, INC.*..........

  AllianceBernstein Global
    Technology Portfolio --
    Class B*+*........................     0.75%            0.25%          0.12%       1.12%             --         1.12%(3)
  AllianceBernstein Large
    Cap Growth Portfolio -- Class B*..     0.75%            0.25%          0.05%       1.05%             --         1.05%(3)

AMERICAN FUNDS INSURANCE SERIES

  Global Growth Fund -- Class 2
    Shares*...........................     0.61%            0.25%          0.04%       0.90%             --         --(25)
  Growth Fund -- Class 2
    Shares*...........................     0.35%            0.25%          0.01%       0.61%             --         0.61%(25)
  Growth-Income Fund -- Class 2
    Shares*...........................     0.29%            0.25%          0.02%       0.56%             --         --(25)

FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST*..

  Mutual Shares Securities Fund
    -- Class 2 Shares*................     0.60%            0.25%          0.15%       1.00%             --         1.00%(4)


                                                       DISTRIBUTION                   TOTAL        CONTRACTUAL      NET TOTAL
                                                          AND/OR                      ANNUAL        FEE WAIVER       ANNUAL
                                        MANAGEMENT    SERVICE (12b-1)     OTHER      OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                           FEE             FEES          EXPENSES    EXPENSES      REIMBURSEMENT     EXPENSES
----------------                        ----------    ---------------    --------    ---------    --------------    ---------

  Templeton Growth Securities
    Fund -- Class 2 Shares*...........     0.79%            0.25%          0.07%       1.11%             --         1.11%(5)

GREENWICH STREET SERIES FUND

  Appreciation Portfolio..............     0.73%            --             0.02%       0.75%             --         0.75%(6)
  Fundamental Value Portfolio.........     0.75%            --             0.02%       0.77%             --         0.77%(7)
  Smith Barney Capital and
    Income Portfolio..................     0.75%            --             0.50%       1.25%             --         --(8)(25)

OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Oppenheimer Capital
    Appreciation Fund/VA --
    Service Shares*...................     0.64%            0.25%          0.02%       0.91%             --         0.91%
  Oppenheimer Main Street
    Fund/VA -- Service Shares*........     0.66%            0.25%          0.01%       0.92%             --         0.92%

PIONEER VARIABLE CONTRACTS TRUST

  Pioneer Fund VCT Portfolio --
    Class II Shares*..................     0.65%            0.25%          0.06%       0.96%             --         0.96%
  Pioneer Mid Cap Value VCT
    Portfolio -- Class II Shares*.....     0.65%            0.25%          0.07%       0.97%             --         0.97%

PUTNAM VARIABLE TRUST

  Putnam VT International Equity
    Fund -- Class IB Shares*..........     0.75%            0.25%          0.19%       1.19%             --         1.19%
  Putnam VT Small Cap Value
    Fund -- Class IB Shares*..........     0.77%            0.25%          0.10%       1.12%             --         1.12%

SMITH BARNEY ALLOCATION SERIES INC.

  Select Balanced Portfolio...........     0.35%            --             0.67%       1.02%             --         1.02%(9)
  Select Growth Portfolio.............     0.35%            --             0.73%       1.08%             --         1.08%(9)
  Select High Growth
    Portfolio.........................     0.35%            --             0.79%       1.14%             --         1.14%(9)

SMITH BARNEY INVESTMENT SERIES

  SB Government Portfolio --
    Class A...........................     0.59%            --             0.11%       0.70%             --         0.70%(10)
  Smith Barney Dividend
    Strategy Portfolio................     0.73%            --             0.15%       0.88%             --         0.88%(11)
  Smith Barney Growth and
    Income Portfolio..................     0.73%            --             0.18%       0.91%             --         0.91%(11)
  Smith Barney Premier
    Selections All Cap
    Growth Portfolio..................     0.75%            --             0.19%       0.94%             --         0.94%

SMITH BARNEY MULTIPLE DISCIPLINE TRUST

  Multiple Discipline Portfolio --
    All Cap Growth and Value*.........     0.75%            0.25%          0.07%       1.07%             --         --(12)(25)
  Multiple Discipline Portfolio --
    Balanced All Cap Growth
    and Value*........................     0.75%            0.25%          0.08%       1.08%             --         --(12)(25)
  Multiple Discipline Portfolio --
    Global All Cap Growth
    and Value*........................     0.75%            0.25%          0.28%       1.28%             --         --(12)(25)
  Multiple Discipline Portfolio --
    Large Cap Growth and Value*.......     0.75%            0.25%          0.36%       1.36%             --         --(12)(25)

THE TRAVELERS SERIES TRUST

  Convertible Securities Portfolio....     0.60%            --             0.15%       0.75%             --         --(16)(25)
  Mercury Large Cap Core
    Portfolio+........................     0.79%            --             0.16%       0.95%             --         --(13)(25)
  MFS Mid Cap Growth Portfolio........     0.75%            --             0.13%       0.88%             --         --(14)(25)

                                                       DISTRIBUTION                   TOTAL        CONTRACTUAL      NET TOTAL
                                                          AND/OR                      ANNUAL        FEE WAIVER       ANNUAL
                                        MANAGEMENT    SERVICE (12b-1)     OTHER      OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                           FEE             FEES          EXPENSES    EXPENSES      REIMBURSEMENT     EXPENSES
----------------                        ----------    ---------------    --------    ---------    --------------    ---------

  Social Awareness Stock
    Portfolio.........................     0.61%              --           0.14%       0.75%             --           --(15)(25)
  U.S. Government Securities
    Portfolio.........................     0.32%              --           0.11%       0.43%             --           --(16)(25)

THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC.

  Equity and Income Portfolio,
    Class II*.........................     0.49%            0.35%          0.36%       1.20%             --           --(25)
  U.S. Real Estate Securities
    Portfolio, Class I................     0.76%              --           0.26%       1.02%             --         1.02%

TRAVELERS SERIES FUND INC.

  MFS Total Return Portfolio..........     0.77%              --           0.02%       0.79%             --         0.79%(17)
  Pioneer Strategic Income
    Portfolio.........................     0.75%              --           0.15%       0.90%             --         0.90%
  SB Adjustable Rate Income
    Portfolio Smith Barney
    Class*............................     0.60%            0.25%          0.46%       1.31%             --         1.31%
  Smith Barney Aggressive
    Growth Portfolio..................     0.80%              --           0.02%       0.82%             --         0.82%(18)
  Smith Barney High Income
    Portfolio.........................     0.60%              --           0.06%       0.66%             --         0.66%
  Smith Barney International
    All Cap Growth Portfolio..........     0.88%              --           0.13%       1.01%             --         1.01%(19)
  Smith Barney Large Cap
    Value Portfolio...................     0.63%              --           0.05%       0.68%             --         0.68%(20)
  Smith Barney Large
    Capitalization Growth
    Portfolio.........................     0.75%              --           0.03%       0.78%             --         0.78%(21)
  Smith Barney Mid Cap Core
    Portfolio.........................     0.75%              --           0.08%       0.83%             --         0.83%
  Smith Barney Money Market
    Portfolio.........................     0.50%              --           0.03%       0.53%             --         0.53%
  Travelers Managed Income
    Portfolio.........................     0.65%              --           0.04%       0.69%             --         0.69%

VAN KAMPEN LIFE INVESTMENT
   TRUST

  Comstock Portfolio
    Class II Shares* .................     0.57%            0.25%           0.04%      0.86%             --         0.86%
  Emerging Growth Portfolio
    Class II Shares* .................     0.70%            0.25%           0.07%      1.02%             --         1.02%
  Growth and Income
    Portfolio Class II
    Shares* ..........................     0.58%            0.25%           0.04%      0.87%             --         0.87%

VARIABLE ANNUITY PORTFOLIOS

  Smith Barney Small Cap
    Growth Opportunities
    Portfolio ........................     0.75%              --           0.35%       1.10%             --           --(25)

VARIABLE INSURANCE PRODUCTS
  FUND

  Equity-Income Portfolio --

    Service Class 2* .................     0.47%            0.25%          0.11%       0.83%             --           --(22)(25)
  Growth Portfolio -- Service
    Class 2* .........................     0.58%            0.25%          0.10%       0.93%             --           --(23)(25)
  Mid Cap Portfolio --
    Service Class 2* .................     0.57%          0.25%            0.14%       0.96%             --           --(24)(25)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 +     Closed to new investors.

NOTES

(1) The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
     (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees;
     (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.

(2) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.

(3) Expense information restated to reflect a reduction in advisory fees effective September 7, 2004.

(4) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(5) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(6) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on next $250 million; 0.65% on next $500 million; 0.60% on the next $1 billion; 0.55% on the next $1 billion; and 0.50% on net assets in excess of $3 billion.

(7) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $1.5 billion of net assets; 0.70% on next $0.5 billion; 0.65% on next $0.5 billion; 0.60% on the next $1 billion; and 0.50% on net assets in excess of $3.5 billion.

(8) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower. The Fund has an expense cap of 1.00%.

(9) Each Portfolio of the Smith Barney Allocation Series Inc. (a "fund of funds") invests in the shares of other mutual funds ("underlying funds"). The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the "Other Expenses" figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/05 (the fiscal year end of the Portfolios).

(10) Effective September 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $2 billion 0.55%; next $2 billion 0.50%; next $2 billion 0.45%; next $2 billion 0.40%; over $8 billion 0.35%.

(11) Effective September 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $1 billion 0.65%; next $1 billion 0.60%; next $1 billion 0.55%; next $1 billion 0.50%; over $4 billion 0.45%.

(12) As a result of a voluntary expense limitation, the ratios of expenses to average net assets will not exceed 1.00%. The Manager and the Distributor waived all or a portion of its fees for the year ended December 31, 2004.

(13) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(14) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(15) Management fee is based on 0.65% on first $50 million of net assets; 0.55% on the next $50 million; 0.45% on the next $100 million and 0.40% on assets in excess of $200 million. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(16) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(17) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(18) Effective July 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion and 0.70% in excess of $10 billion.

(19) Effective July 1, 2004, the management fee was reduced from 0.90% to 0.85% of the Fund's daily net assets. (20) Effective July 1, 2004, the management fee was reduced from 0.65% to the following breakpoints: 0.60% on the first $500 million of net assets; 0.55% on the next $500 million of net assets and 0.50% on assets in excess of $1 billion.

(21) Effective July 1, 2004, the management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $5 billion of net assets; 0.725% on the next $2.5 billion; 0.70% on the next $2.5 billion and 0.65% on assets in excess of $10 billion.

(22) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.82%. These offsets may be discontinued at any time.

(23) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

(24) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(25) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
        -------------------                                                    ------------------------  ------------------------
        Global Growth Fund -- Class 2 Shares...............................             0.01%                     0.89%
        Growth-Income Fund -- Class 2 Shares...............................             0.01%                     0.55%
        Smith Barney Capital and Income Portfolio..........................             0.35%                     0.90%
        Multiple Discipline Portfolio -- All Cap Growth and Value..........             0.12%                     0.95%
        Multiple Discipline Portfolio -- Balanced All Cap Growth and Value.             0.11%                     0.97%
        Multiple Discipline Portfolio -- Global All Cap Growth and Value...             0.28%                     1.00%
        Multiple Discipline Portfolio -- Large Cap Growth and Value........             0.36%                     1.00%
        Convertible Securities Portfolio...................................             0.01%                     0.74%
        Mercury Large Cap Core Portfolio...................................             0.03%                     0.92%
        MFS Mid Cap Growth Portfolio.......................................             0.02%                     0.86%
        Social Awareness Stock Portfolio...................................             0.04%                     0.71%
        U.S. Government Securities Portfolio...............................             0.01%                     0.42%
        Equity and Income Portfolio, Class II..............................             0.30%                     0.90%
        Smith Barney Small Cap Growth Opportunities Portfolio..............             0.20%                     0.90%
        Equity-Income Portfolio -- Service Class 2.........................             0.01%                     0.82%
        Growth Portfolio -- Service Class 2................................             0.03%                     0.90%
        Mid Cap Portfolio -- Service Class 2................................            0.03%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- -----------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS     5 YEARS  10 YEARS
                                          --------  -------- ---------- --------- --------   --------   --------- ---------
Underlying Fund with Maximum Total
Annual Operating Expenses..............     1132      1712      2316      3584       332       1012       1716      3584
Underlying Fund with Minimum Total
Annual Operating Expenses..............     1039      1436      1859      2694       239       736        1259      2694

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity PrimElite II Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                         MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
      DEATH BENEFIT/OPTIONAL FEATURE                     ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------------    -------------------------------------------------------
      Standard Death Benefit                                                       80
      Enhanced Stepped-Up Provision  (E.S.P)                                       75

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at (888) 556-5412.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New

York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

               FUNDING                                  INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation         Seeks growth of capital. The Fund           A I M Advisors, Inc.
     Fund -- Series II Shares            invests principally in common stocks of
                                         companies expected to benefit from new
                                         or innovative products, services or
                                         processes and those that have
                                         above-average long-term earnings and
                                         have excellent prospects for future
                                         growth.

   AIM V.I. Premier Equity Fund --       Seeks to achieve long-term growth of        A I M Advisors, Inc.
     Series II Shares                    capital. Income is a secondary
                                         objective. The Fund invests, normally,
                                         at least 80% of its net assets, plus
                                         the amount of any borrowings for
                                         investment purposes, in equity
                                         securities, including convertible
                                         securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Global              Seeks growth of capital. Current income     Alliance Capital Management L.P.
     Technology Portfolio -- Class B+    is incidental to the Portfolio's
                                         objective.

   AllianceBernstein Large Cap Growth    Seeks growth of capital by pursuing         Alliance Capital Management L.P.
     Portfolio -- Class B                aggressive investment policies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares  Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                         normally invests in common stocks of        ("CRM")
                                         companies located around the world.

   Growth Fund -- Class 2 Shares         Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                         normally invests in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.

   Growth-Income Fund -- Class 2 Shares  Seeks capital appreciation and income.      Capital Research and Management Co.
                                         The Fund normally invests in common
                                         stocks or other securities that
                                         demonstrate the potential for
                                         appreciation and/or dividends.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --      Seeks capital appreciation. Income is a     Franklin Mutual Advisers, LLC
     Class 2 Shares                      secondary objective. The Fund normally
                                         invests in U.S. equity securities, and
                                         substantially in undervalued stocks,
                                         risk arbitrage securities and distressed
                                         companies.

   Templeton Growth Securities Fund --   Seeks long-term capital growth. The Fund    Templeton Global Advisors Limited
     Class 2 Shares                      normally invests in equity securities of
                                         companies located anywhere in the world,
                                         including the U.S. and emerging markets.

GREENWICH STREET SERIES FUND
   Appreciation Portfolio                Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                         capital. The Fund normally invests in
                                         ("SBFM") equity securities of U.S.
                                         companies of medium and large
                                         capitalization.

               FUNDING                                  INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
   Fundamental Value Portfolio           Seeks long-term capital growth. Current     SBFM
                                         income is a secondary consideration. The
                                         Fund normally invests in common stocks,
                                         and common stock equivalents of
                                         companies, the manager believes are
                                         undervalued.

   Smith Barney Capital and Income       Seeks a combination of income and           Smith Barney Fund Management LLC
     Portfolio                           long-term capital appreciation. The Fund    ("SBFM")
                                         invests in equity and fixed income          Subadviser: Citigroup Asset
                                         securities of both U.S. and foreign         Management Ltd.
                                         issuers.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation      Seeks capital appreciation. The Fund        Oppenheimer Funds, Inc.
     Fund/VA -- Service Shares           normally invests in securities of
                                         well-known, established companies.

   Oppenheimer Main Street Fund/VA --    Seeks high total return (which includes     Oppenheimer Funds, Inc.
     Service Shares                      growth in the value of its shares as
                                         well as current income) from equity and
                                         debt securities.

PIONEER VARIABLE CONTRACTS TRUST
   Pioneer Fund VCT Portfolio --         Seeks reasonable income and capital         Pioneer Investment Management, Inc.
     Class  II Shares                    growth. The Fund normally invests in        ("Pioneer")
                                         equity securities believed to be
                                         selling at reasonable prices or
                                         discounts to their underlying values.

   Pioneer Mid Cap Value VCT             Seeks capital appreciation. The Fund        Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares        normally invests in the equity
                                         securities of mid-size companies.

PUTNAM VARIABLE TRUST
   Putnam VT International Equity        Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares             invests mainly in common stocks of
                                         companies outside the United States
                                         that Putnam Management believes have
                                         investment potential.

   Putnam VT Small Cap Value Fund --     Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                     invests mainly in common stocks of U.S.
                                         companies, with a focus on value
                                         stocks. Value stocks are those that
                                         Putnam Management believes are
                                         currently undervalued by the market.

SMITH BARNEY ALLOCATION SERIES INC.
   Select Balanced Portfolio             Seeks a balance of growth of capital and    Travelers Investment Adviser, Inc.
                                         income. The Fund is a "fund of funds."      ("TIA")
                                         Rather than investing directly in
                                         securities, the Fund normally invests in
                                         other Smith Barney equity and
                                         fixed-income mutual funds.

   Select Growth Portfolio               Seeks long-term growth of capital. The      Travelers Investment Adviser, Inc.
                                         Fund is a "fund of funds." Rather than
                                         investing directly in securities, the
                                         Fund normally invests in other Smith
                                         Barney mutual funds, which are primarily
                                         equity funds.

   Select High Growth Portfolio          Seeks capital appreciation. The Fund is     Travelers Investment Adviser, Inc.
                                         a "fund of funds." Rather than investing
                                         directly in securities, the Fund
                                         normally invests in other Smith Barney
                                         mutual funds, which are primarily
                                         fixed-income funds.

SMITH BARNEY INVESTMENT SERIES
   SB Government Portfolio -- Class A    Seeks high current return consistent        Smith Barney Fund Management LLC
                                         with preservation of capital. The Fund      ("SBFM")
                                         normally invests in debt securities
                                         issued or guaranteed by the U.S.
                                         government, its agencies or
                                         instrumentalities.

   Smith Barney Dividend Strategy        Seeks capital appreciation. Principally     Smith Barney Fund Management LLC
     Portfolio                           through investing in dividend paying
                                         stocks.

   Smith Barney Growth and Income        Seeks reasonable growth and income. The     Smith Barney Fund Management LLC
     Portfolio                           Fund normally invests in equity
                                         securities of large U.S companies that
                                         provide dividend or interest income.

               FUNDING                                  INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
   Smith Barney Premier Selections       Seeks long term capital growth. The Fund    Smith Barney Fund Management LLC
     All Cap Growth Portfolio            consists of a Large Cap Growth segment,
                                         Mid Cap Growth segment and Small Cap
                                         Growth segment. All three segments
                                         normally invest in equity securities.
                                         The Large Cap Growth segment invests in
                                         large sized companies. The Mid Cap
                                         Growth segment invests in medium sized
                                         companies. The Small Cap Growth segment
                                         invests in small sized companies.

SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --      Seeks long-term growth of capital. The      Smith Barney Fund Management LLC
     All Cap Growth and Value            Fund normally invests in equity             ("SBFM")
                                         securities within all market
                                         capitalization ranges. The Fund
                                         consists of two segments. The All Cap
                                         Growth segment combines the growth
                                         potential of small to medium companies
                                         with the stability of high-quality
                                         large company growth stocks. The All
                                         Cap Value segment invests in companies
                                         whose market prices are attractive in
                                         relation to their business
                                         fundamentals.

   Multiple Discipline Portfolio --      Seeks a balance between long-term growth    Smith Barney Fund Management LLC
     Balanced All Cap Growth and Value   of capital and principal preservation.
                                         The Fund normally invests in equity and
                                         fixed-income securities. The Fund
                                         consists of three segments. The All Cap
                                         Growth segment combines the growth
                                         potential of small to medium companies
                                         with the stability of high-quality
                                         large company growth stocks. The All
                                         Cap Value segment invests in companies
                                         whose market prices are attractive in
                                         relation to their business
                                         fundamentals. The fixed income segment
                                         invests in short and intermediate term
                                         U.S. government securities.

   Multiple Discipline Portfolio --      Seeks long-term growth of capital. The      Smith Barney Fund Management LLC
     Global All Cap Growth and Value     Fund normally invests in equity
                                         securities. The Fund consists of four
                                         segments. The Large Cap Growth segment
                                         focuses on high-quality stocks with
                                         consistent growth. The Large Cap Value
                                         segment invests in established
                                         undervalued companies. The Mid/Small
                                         Cap Growth segment invests in small and
                                         medium sized companies with strong
                                         fundamentals and earnings growth
                                         potential. The International/ADR
                                         segment seeks to build long-term
                                         well-diversified portfolios with
                                         exceptional risk/reward
                                         characteristics.

   Multiple Discipline Portfolio --      Seeks long-term growth of capital. The      Smith Barney Fund Management LLC
     Large Cap Growth and Value          Fund normally invests in equity
                                         securities of companies with large
                                         market capitalizations. The Fund
                                         consists of two segments. The Large Cap
                                         Growth segment focuses on high-quality
                                         large capitalization stocks with growth
                                         characteristics. The Large Cap Value
                                         segment invests in established
                                         undervalued companies.

THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio      Seeks current income and capital            Travelers Asset Management
                                         appreciation. The Fund normally invests     International Company LLC ("TAMIC")
                                         in convertible securities.

   Mercury Large Cap Core Portfolio+     Seeks long-term capital growth. The Fund    TAMIC
                                         normally invests in a diversified           Subadviser: Merrill Lynch
                                         portfolio of equity securities of large     Investment Managers, L.P. ("MLIM")
                                         cap companies.

   MFS Mid Cap Growth Portfolio          Seeks long term growth of capital. The      TAMIC
                                         Fund normally invests in equity             Subadviser: MFS
                                         securities of companies with medium
                                         market capitalization.

               FUNDING                                  INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
   Social Awareness Stock Portfolio      Seeks long term capital appreciation and    Smith Barney Fund Management LLC
                                         retention of net investment income. The     ("SBFM")
                                         Fund normally invests in equity
                                         securities of large and mid-size
                                         companies that meet certain investment
                                         and social criteria.

   U.S. Government Securities            Seeks current income, total return and      TAMIC
     Portfolio                           high credit quality. The Fund normally
                                         invests in securities issued or
                                         guaranteed by the U.S. Government, its
                                         agencies or instrumentalities.

THE UNIVERSAL INSTITUTIONAL FUNDS,
   INC.
   Equity and Income Portfolio,          Seeks both capital appreciation and         Morgan Stanley
     Class II                            current income. The Fund normally
                                         invests in income-producing equity
                                         instruments (including common stocks,
                                         preferred stocks and convertible
                                         securities) and investment grade fixed
                                         income securities.

   U.S. Real Estate Securities           Seeks above average current income and      Morgan Stanley
     Portfolio, Class I                  long-term capital appreciation. The Fund
                                         normally invests in equity securities of
                                         companies in the U.S. real estate
                                         industry, including real estate
                                         investment trusts.

TRAVELERS SERIES FUND INC.
   MFS Total Return Portfolio            Seeks above average income consistent       TIA
                                         with the prudent employment of capital.     Subadviser: MFS
                                         Secondarily, seeks growth of capital and
                                         income. The Fund normally invests in a
                                         broad range of equity and fixed-income
                                         securities of both U.S. and foreign
                                         issuers.

   Pioneer Strategic Income Portfolio    Seeks high current income. The Fund         TIA
                                         normally invests in debt securities and     Subadviser: Pioneer Investment
                                         has the flexibility to invest in a broad    Management, Inc.
                                         range of issuers and segments of the
                                         debt securities market.

   SB Adjustable Rate Income             Seeks high current income and to limit      Smith Barney Fund Management LLC
     Portfolio Smith Barney Class        the degree of fluctuation of its net
                                         asset value resulting from movements in
                                         interest rates.

   Smith Barney Aggressive Growth        Seeks long-term capital appreciation.       SBFM
     Portfolio                           The Fund normally invests in common
                                         stocks of companies that are
                                         experiencing, or are expected to
                                         experience, growth in earnings that
                                         exceeds the average rate earnings
                                         growth of the companies comprising the
                                         S&P 500 Index.

   Smith Barney High Income Portfolio    Seeks high current income. Secondarily,     SBFM
                                         seeks capital appreciation. The Fund
                                         normally invests in high yield corporate
                                         debt and preferred stock of U.S. and
                                         foreign issuers.

   Smith Barney International All Cap    Seeks total return on assets from growth    SBFM
     Growth Portfolio                    of capital and income. The Fund normally
                                         invests in equity securities of foreign
                                         companies.

   Smith Barney Large Cap Value          Seeks long-term growth of capital with      SBFM
     Portfolio                           current income is a secondary objective.
                                         The Fund normally invests in equities,
                                         or similar securities, of companies
                                         with large market capitalizations.

   Smith Barney Large Capitalization     Seeks long term growth of capital. The      SBFM
     Growth Portfolio                    Fund normally invests in equities, or
                                         similar securities, of companies with
                                         large market capitalizations.

   Smith Barney Mid Cap Core Portfolio   Seeks long-term growth of capital. The      SBFM
                                         Fund normally invests in equities, or
                                         similar securities, of medium sized
                                         companies.

   Smith Barney Money Market Portfolio   Seeks to maximize current income            SBFM
                                         consistent with preservation of capital.
                                         The Fund seeks to maintain a stable $1
                                         share price. The Fund normally invests in
                                         high quality U.S. short-term debt
                                         securities.

               FUNDING                                  INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
   Travelers Managed Income Portfolio    Seeks high current income consistent        TAMIC
                                         with prudent risk of capital. The Fund
                                         normally invests in U.S. corporate debt
                                         and U.S. government securities.
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares    Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                         Fund normally invests in common and         ("Van Kampen")
                                         preferred stocks, and convertible
                                         securities, of well established
                                         undervalued companies.

   Emerging Growth Portfolio Class II    Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares                              normally invests in common stocks of        ("Van Kampen")
                                         companies that the manager believes are
                                         experiencing or will experience growth
                                         in earnings and/or cash flow that
                                         exceeds the average rate of earnings
                                         growth of the companies that comprise
                                         the S&P 500.

   Growth and Income Portfolio Class     Seeks long-term growth of capital and       Van Kampen Asset Management Inc.
     II Shares                           income. The Fund normally invests in        ("Van Kampen")
                                         income producing equity securities.
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth         Seeks long term capital growth. The Fund    Citi Fund Management, Inc.
     Opportunities Portfolio             normally invests in equity securities of
                                         small cap companies and related
                                         investments.

VARIABLE INSURANCE PRODUCTS FUND
   Equity-Income Portfolio -- Service    Seeks reasonable income by investing        Fidelity Management & Research
     Class 2                             primarily in income producing equity        Company ("FMR")
                                         securities. In choosing these
                                         securities, the fund will also consider
                                         the potential for capital appreciation.
                                         The fund's goal is to achieve a yield
                                         which exceeds the composite yield on
                                         the securities compromising the S&P
                                         500.

   Growth Portfolio -- Service Class 2   Seeks to achieve capital appreciation by    Fidelity Management & Research
                                         investing in common stocks Fidelity         Company ("FMR")
                                         Management & Research Co. believes have
                                         above average growth potential.

   Mid Cap Portfolio -- Service Class 2  Seeks long-term growth of capital by        Fidelity Management & Research
                                         investing in common stocks of companies     Company ("FMR")
                                         with medium market capitalizations.

--------------
 +     Closed to new investors.


                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o    administration of the annuity options available under the Contracts

       o   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     o sales and marketing expenses including commission payments to your sales agent

     o    other costs of doing business.

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

           YEARS SINCE PURCHASE PAYMENT MADE
--------------------------------------------------------
      GREATER THAN OR EQUAL TO          BUT LESS THAN       WITHDRAWAL CHARGE
              0 years                      2 years                  8%
              2 years                      4 years                  7%
              4 years                      5 years                  6%
              5 years                      6 years                  5%
              6 years                      7 years                  4%
              7 years                      8 years                  3%
             8 + years                                              0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     o due to the death of the Contract Owner or the Annuitant (with no contingent Annuitant surviving)

     o if an annuity payout (based on life expectancy) has begun after the first Contract Year

     o due to a minimum distribution under our minimum distribution rules then in effect

     o if the Annuitant is confined to an eligible Nursing Home as described in Appendix D.

Note: Any free withdrawals taken will not reduce Purchase Payments still subject to a withdrawal charge,

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance does not apply to any withdrawals transferred directly to other financial institutions.

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. In addition, if you have enrolled in our systematic withdrawal program and have made an initial Purchase Payment of at least $50,000, you may withdraw up to 15% of the Contract Value in the first Contract Year without incurring a withdrawal charge. (If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. (Note: Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge.) The available free withdrawal amount is 15% of the Contract Value at the end of the previous Contract Year. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.50% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

        YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------------------
     GREATER THAN OR EQUAL TO          BUT LESS THAN       WITHDRAWAL CHARGE
             0 years                      2 years                  8%
             2 years                      4 years                  7%
             4 years                      5 years                  6%
             5 years                      6 years                  5%
             6 years                      7 years                  4%
             7 years                      8 years                  3%
            8 + years                                              0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.25% of the amounts held in each funding option.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK market. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

     o    the dollar amount you request to transfer;

     o    the number of transfers you made within the previous three months;

     o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

     o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

     o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

     o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

     o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

     o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the DCA Program) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

o    the death benefit will not be payable upon the Annuitant's death

o    the Contingent Annuitant becomes the Annuitant

o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date"). Any applicable premium tax, outstanding loans or withdrawals not previously deducted will be subtracted from any death benefit values.

NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

----------------------------------------------------------------------------------------------------------------------------
 Age on Contract Date                                         Death Benefit
----------------------------------------------------------------------------------------------------------------------------
 If the Annuitant was younger than age 75 on the              o    the Contract Value on the Death Report
 Contract Date, the death benefit will be the                      Date
 greatest of:
                                                              o    the total Purchase Payments made under theContract, less
                                                                   the total amount of any withdrawals or

                                                              o    the step-up value, if any, as described below.

----------------------------------------------------------------------------------------------------------------------------
 If the Annuitant was between the age of 75 and               o    the Contract Value on the Death Report
 80 on the Contract Date, the death benefit will                   Date or
 be the greater of:
                                                              o    total Purchase Payments made under the Contract less the
                                                                   total amount of any withdrawals
----------------------------------------------------------------------------------------------------------------------------

WHERE THE ANNUITANT WAS YOUNGER THAN AGE 75 ON THE CONTRACT DATE. The step-up value will initially equal the Contract Value on the first Contract Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 76th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, the step-up value will be increased to equal the Contract Value on that date. If the step-up value is greater than the Contract Value, the step-up value will remain unchanged. Whenever a Purchase Payment is made, the step-up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the step-up value will be reduced by a partial surrender reduction as described below. The only changes made to the step-up value on or after the Annuitant's 76th birthday will be those related to additional Purchase Payments or partial withdrawals as described above.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the partial surrender, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

Your new modified Purchase Payment would be $50,000 -- $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                   MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                               RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT) (WITH     The beneficiary (ies),       Unless the beneficiary elects to          Yes
NO JOINT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.

----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.

----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to continue the Contract
                                                                    and instruct the Company to pay the
                                                                    beneficiary.

----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE CONTRACT     The beneficiary (ies),       Unless the beneficiary elects to          Yes
OWNER)                                 or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution.

                                                                    But, if there is a Contingent
                                                                    Annuitant, then the Contingent
                                                                    Annuitant becomes the Annuitant and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    Maturity Date). The proceeds will
                                                                    then be paid upon the death of the
                                                                    Contingent Annuitant or owner.

----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the Annuitant" above.

----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the owner.                                              Annuitant is
                                                                                                              treated as death
                                                                                                              of the owner in
                                                                                                              these
                                                                                                              circumstances.)

----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE,              THE COMPANY WILL PAY         UNLESS. . .                               MANDATORY PAYOUT
UPON THE DEATH OF THE                  THE PROCEEDS TO:                                                       RULES APPLY (SEE *
                                                                                                              ABOVE)
----------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    take a loan

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. The E.S.P. option is not available to beneficiaries who have continued the Contract under this provision; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income plans (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

Option 6 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, you may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different or shorter period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
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The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account PF and Separate Account PF II, respectively. Both Separate Account PF and Separate Account PF II were established on July 30, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account PF and Separate Account PF II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract

Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
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THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

     o    The Travelers Insurance Company ("TIC")

     o    The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into a preferred distribution arrangement with PFS Investments, Inc., the only broker-dealer firm that is authorized by the Company and TDLLC to offer the Contracts.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

PFS INVESTMENTS, INC. The Company and TDLLC have entered into a selling agreement with PFS Investments, Inc. ("Primerica"), which is affiliated with the Company. Primerica is a subsidiary of Citigroup. Registered representatives of Primerica, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, Primerica receives compensation for providing marketing and administrative services in support of the PrimElite and PrimElite II variable annuities. Primerica receives a one-time lump sum payment that may be as much as .85% of the initial premium amount invested. In addition, Primerica receives additional ongoing amounts annually based on contract values invested in the PrimElite and PrimElite II variable annuities. The additional compensation received by Primerica may be used by Primerica to pay for training and educational meetings or materials, sales meetings, various administrative costs and general marketing support. Primerica may be reimbursed by the Company for expenses incurred for various meetings, seminars, and conferences held in the normal course of business.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (7/02)...   2004        0.943           0.986                 211,974
                                                               2003        0.742           0.943                  32,460
                                                               2002        1.000           0.742                   4,254

   AIM V.I. Premier Equity Fund -- Series II (10/02)........   2004        0.840           0.872                 145,850
                                                               2003        0.684           0.840                  66,654
                                                               2002        1.000           0.684                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (3/02)...........................................   2004        0.823           0.877                 149,949
                                                               2003        0.678           0.823                  23,283
                                                               2002        1.000           0.678                      --

   AllianceBernstein Technology Portfolio -- Class B (5/02).   2004        0.796           0.822                 349,075
                                                               2003        0.563           0.796                 147,453
                                                               2002        1.000           0.563                  18,093

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2004        1.293           1.444                 989,563
                                                               2003        1.000           1.293                   6,878

   Growth Fund -- Class 2 Shares (5/03).....................   2004        1.246           1.379               3,552,042
                                                               2003        1.000           1.246                  49,980

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2004        1.251           1.358               4,227,825
                                                               2003        1.000           1.251                 144,009

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.069           1.184               3,039,535
                                                               2003        0.868           1.069                 808,687
                                                               2002        1.000           0.868                  91,338

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2004        1.040           1.187               3,142,540
                                                               2003        0.800           1.040                 283,137
                                                               2002        1.000           0.800                  84,385

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2004        1.011           1.082              29,591,957
                                                               2003        0.825           1.011               4,207,195
                                                               2002        1.017           0.825                 631,993
                                                               2001        1.000           1.017                      --

   Fundamental Value Portfolio (2/02).......................   2004        1.073           1.142              33,185,395
                                                               2003        0.787           1.073               6,097,876
                                                               2002        1.016           0.787               1,187,609
                                                               2001        1.000           1.016                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (4/02)............................................   2004        0.922           0.966                 778,637
                                                               2003        0.717           0.922                 125,907
                                                               2002        1.000           0.717                  69,299

   Oppenheimer Main Street Fund/VA -- Service Shares (7/02).   2004        0.989           1.061               1,202,095
                                                               2003        0.795           0.989                 374,299
                                                               2002        1.000           0.795                  13,819

Pioneer Variable Contracts Trust
   Pioneer Fund VCT Portfolio -- Class II Shares (7/02).....   2004        0.960           1.048                 353,742
                                                               2003        0.791           0.960                  92,577
                                                               2002        1.000           0.791                  35,462

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (4/02)............................................   2004        1.180           1.414               1,790,106
                                                               2003        0.875           1.180                 202,580
                                                               2002        1.000           0.875                  31,067

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (8/02)............................................   2004        1.020           1.166                 665,064
                                                               2003        0.807           1.020                 149,667
                                                               2002        1.000           0.807                   3,381

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/02).   2004        1.189           1.476               1,706,259
                                                               2003        0.808           1.189                 317,621
                                                               2002        1.000           0.808                  91,626

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (2/02).........................   2004        1.102           1.166               4,808,815
                                                               2003        0.931           1.102               1,116,400
                                                               2002        1.012           0.931                 472,345
                                                               2001        1.000           1.012                      --

   Select Growth Portfolio (10/02)..........................   2004        1.041           1.112                 942,245
                                                               2003        0.815           1.041                 118,677
                                                               2002        1.011           0.815                  11,828
                                                               2001        1.000           1.011                      --

   Select High Growth Portfolio (5/02)......................   2004        1.018           1.108                 621,593
                                                               2003        0.756           1.018                  96,453
                                                               2002        1.009           0.756                     643
                                                               2001        1.000           1.009                      --

Smith Barney Investment Series
   SB Government Portfolio -- Class A (2/02)................   2004        1.063           1.078              11,427,223
                                                               2003        1.073           1.063               5,176,659
                                                               2002        1.011           1.073               1,077,507
                                                               2001        1.000           1.011                      --

   Smith Barney Dividend Strategy Portfolio (2/02)..........   2004        0.892           0.907               2,303,940
                                                               2003        0.734           0.892                 573,333

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
   Smith Barney Dividend Strategy Portfolio  (continued)....   2002        1.009           0.734                  93,979
                                                               2001        1.000           1.009                      --

   Smith Barney Growth and Income Portfolio (3/02)..........   2004        0.997           1.061               7,189,671
                                                               2003        0.778           0.997               2,085,976
                                                               2002        1.016           0.778                  89,169
                                                               2001        1.000           1.016                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (2/02).........................................   2004        0.958           0.969                 283,449
                                                               2003        0.725           0.958                  21,227
                                                               2002        1.007           0.725                      --
                                                               2001        1.000           1.007                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (2/04).............................................   2004        1.000           1.003               1,521,728

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (2/04).........................................   2004        1.000           0.999               1,071,806

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (2/04).........................................   2004        1.000           1.029                 670,023

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (2/04).............................................   2004        1.000           1.000                 623,702

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)..................   2004        1.140           1.192               4,818,421
                                                               2003        0.918           1.140                 310,836
                                                               2002        1.000           0.918                  22,585

   Merrill Lynch Large Cap Core Portfolio (2/02)............   2004        0.895           1.021                  85,120
                                                               2003        0.751           0.895                 148,315
                                                               2002        1.020           0.751                   5,783
                                                               2001        1.000           1.020                      --

   MFS Mid Cap Growth Portfolio (4/02)......................   2004        0.699           0.785               1,215,305
                                                               2003        0.519           0.699                 253,862

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
   MFS Mid Cap Growth Portfolio  (continued)................   2002        1.031           0.519                 135,394
                                                               2001        1.000           1.031                      --

   Social Awareness Stock Portfolio (4/02)..................   2004        0.947           0.989               1,702,149
                                                               2003        0.747           0.947                 610,982
                                                               2002        1.010           0.747                 216,899
                                                               2001        1.000           1.010                      --

The Universal Institutional Funds, Inc.
   Equity and Income Portfolio -- Class II (5/03)...........   2004        1.159           1.272              10,092,376
                                                               2003        1.000           1.159                 108,186

Travelers Series Fund Inc.
   MFS Total Return Portfolio (2/02)........................   2004        1.092           1.198              12,506,074
                                                               2003        0.953           1.092               2,953,572
                                                               2002        1.023           0.953                 433,848
                                                               2001        1.000           1.023                      --

   Pioneer Strategic Income Portfolio (2/04)................   2004        1.000           1.071               6,041,372

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (2/04)............................................   2004        1.000           0.994                 995,190

   Smith Barney Aggressive Growth Portfolio (2/02)..........   2004        0.877           0.949              35,344,463
                                                               2003        0.663           0.877               5,588,355
                                                               2002        1.001           0.663               1,431,257
                                                               2001        1.000           1.001                      --

   Smith Barney High Income Portfolio (2/02)................   2004        1.199           1.302               7,854,071
                                                               2003        0.956           1.199               1,352,108
                                                               2002        1.004           0.956                 120,648
                                                               2001        1.000           1.004                      --

   Smith Barney International All Cap Growth
   Portfolio (2/02).........................................   2004        0.913           1.059               1,243,238
                                                               2003        0.729           0.913                 244,746
                                                               2002        0.997           0.729                  53,764
                                                               2001        1.000           0.997                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
   Smith Barney Large Cap Value Portfolio (5/02)............   2004        0.946           1.029                 509,895
                                                               2003        0.753           0.946                 131,942
                                                               2002        1.027           0.753                  16,251
                                                               2001        1.000           1.027                      --

   Smith Barney Large Capitalization Growth Portfolio (5/02)   2004        1.069           1.055               3,701,753
                                                               2003        0.736           1.069                 423,768
                                                               2002        0.995           0.736                  30,375
                                                               2001        1.000           0.995                      --

   Smith Barney Mid Cap Core Portfolio (2/02)...............   2004        1.043           1.133               3,031,872
                                                               2003        0.817           1.043                 305,771
                                                               2002        1.027           0.817                  50,575
                                                               2001        1.000           1.027                      --

   Smith Barney Money Market Portfolio (3/02)...............   2004        0.986           0.979               6,243,825
                                                               2003        0.996           0.986               1,973,279
                                                               2002        1.000           0.996                 700,234

   Travelers Managed Income Portfolio (3/02)................   2004        1.077           1.089               9,850,096
                                                               2003        1.009           1.077               1,885,210
                                                               2002        1.000           1.009                 184,893

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (2/02).............   2004        1.040           1.201              13,621,817
                                                               2003        0.808           1.040               2,749,682
                                                               2002        1.020           0.808                 751,345
                                                               2001        1.000           1.020                      --

   Emerging Growth Portfolio -- Class II Shares (2/02)......   2004        0.827           0.869               5,414,821
                                                               2003        0.662           0.827               2,061,287
                                                               2002        1.000           0.662                 735,236

   Growth and Income Portfolio -- Class II Shares (3/02)....   2004        1.073           1.204               6,093,021
                                                               2003        0.854           1.073               2,115,801
                                                               2002        1.019           0.854                 349,540
                                                               2001        1.000           1.019                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (3/02).........................................   2004        1.036           1.178                 917,815
                                                               2003        0.742           1.036                 154,191
                                                               2002        1.014           0.742                  16,830
                                                               2001        1.000           1.014                      --

Variable Insurance Products Fund
   Equity -- Income Portfolio -- Service Class 2 (2/02).....   2004        1.041           1.139               1,441,365
                                                               2003        0.814           1.041                  70,333
                                                               2002        1.000           0.814                      --

   Growth Portfolio -- Service Class 2 (7/02)...............   2004        0.888           0.901                 307,238
                                                               2003        0.681           0.888                  83,046
                                                               2002        1.000           0.681                  33,149

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (4/02)..............   2004        1.212           1.487               2,008,398
                                                               2003        0.892           1.212                 148,278
                                                               2002        1.000           0.892                  39,776

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (7/02)...   2004        0.938           0.979                 105,046
                                                               2003        0.740           0.938                      --
                                                               2002        1.000           0.740                      --

   AIM V.I. Premier Equity Fund -- Series II (10/02)........   2004        0.836           0.865                 160,205
                                                               2003        0.682           0.836                  35,524
                                                               2002        1.000           0.682                  35,524

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (3/02)...........................................   2004        0.819           0.871                  77,090
                                                               2003        0.677           0.819                      --
                                                               2002        1.000           0.677                   1,910

   AllianceBernstein Technology Portfolio -- Class B (5/02).   2004        0.792           0.816                   8,507
                                                               2003        0.561           0.792                      --
                                                               2002        1.000           0.561                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2004        1.291           1.438                 102,469
                                                               2003        1.000           1.291                      --

   Growth Fund -- Class 2 Shares (5/03).....................   2004        1.244           1.373                 365,082
                                                               2003        1.000           1.244                      --

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2004        1.249           1.353                 366,232
                                                               2003        1.000           1.249                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.063           1.175                 255,649
                                                               2003        0.866           1.063                  29,550
                                                               2002        1.000           0.866                   6,924

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2004        1.035           1.178                 209,269
                                                               2003        0.798           1.035                  13,506
                                                               2002        1.000           0.798                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2004        1.006           1.074               3,219,651
                                                               2003        0.823           1.006                 301,268
                                                               2002        1.017           0.823                 150,730
                                                               2001        1.000           1.017                      --

   Fundamental Value Portfolio (2/02).......................   2004        1.068           1.134               3,672,945
                                                               2003        0.785           1.068                 138,029
                                                               2002        1.016           0.785                  96,176
                                                               2001        1.000           1.016                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (4/02)............................................   2004        0.917           0.959                 219,546
                                                               2003        0.715           0.917                   2,996
                                                               2002        1.000           0.715                      --

   Oppenheimer Main Street Fund/VA -- Service Shares (7/02).   2004        0.984           1.053                 174,458
                                                               2003        0.793           0.984                  11,371
                                                               2002        1.000           0.793                  11,239

Pioneer Variable Contracts Trust
   Pioneer Fund VCT Portfolio -- Class II Shares (7/02).....   2004        0.956           1.040                 112,612
                                                               2003        0.789           0.956                  20,592
                                                               2002        1.000           0.789                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (4/02)............................................   2004        1.175           1.403                 294,695
                                                               2003        0.873           1.175                  19,751
                                                               2002        1.000           0.873                  19,890

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (8/02)............................................   2004        1.015           1.157                 101,688
                                                               2003        0.805           1.015                      --
                                                               2002        1.000           0.805                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
   Putnam VT Small Cap Value Fund -- Class IB Shares (5/02).   2004        1.183           1.465                 205,603
                                                               2003        0.806           1.183                  32,632
                                                               2002        1.000           0.806                  30,261

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (2/02).........................   2004        1.096           1.157                 436,460
                                                               2003        0.929           1.096                   3,362
                                                               2002        1.012           0.929                   3,316
                                                               2001        1.000           1.012                      --

   Select Growth Portfolio (10/02)..........................   2004        1.035           1.104                  55,891
                                                               2003        0.813           1.035                   2,438
                                                               2002        1.011           0.813                   2,444
                                                               2001        1.000           1.011                      --

   Select High Growth Portfolio (5/02)......................   2004        1.013           1.100                  22,216
                                                               2003        0.755           1.013                      --
                                                               2002        1.008           0.755                      --
                                                               2001        1.000           1.008                      --

Smith Barney Investment Series
   SB Government Portfolio -- Class A (2/02)................   2004        1.058           1.070               1,113,834
                                                               2003        1.071           1.058                 373,309
                                                               2002        1.011           1.071                 185,573
                                                               2001        1.000           1.011                      --

   Smith Barney Dividend Strategy Portfolio (2/02)..........   2004        0.887           0.900                 399,585
                                                               2003        0.732           0.887                 185,683
                                                               2002        1.009           0.732                 186,448
                                                               2001        1.000           1.009                      --

   Smith Barney Growth and Income Portfolio (3/02)..........   2004        0.992           1.053                 850,123
                                                               2003        0.776           0.992                  79,305
                                                               2002        1.016           0.776                   2,505
                                                               2001        1.000           1.016                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (2/02).........................................   2004        0.953           0.962                  84,407
                                                               2003        0.723           0.953                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio  (continued)...................................   2002        1.007           0.723                      --
                                                               2001        1.000           1.007                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (2/04).............................................   2004        1.000           1.000                  75,446

   Multiple Discipline Portfolio -- Balanced All Cap Growth

   and Value (2/04).........................................   2004        1.000           0.997                 142,461

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (2/04).........................................   2004        1.000           1.026                  58,989

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (2/04).............................................   2004        1.000           0.998                  80,820

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)..................   2004        1.135           1.183                 319,270
                                                               2003        0.916           1.135                   2,073
                                                               2002        1.000           0.916                      --

   Merrill Lynch Large Cap Core Portfolio (2/02)............   2004        0.891           1.013                  29,057
                                                               2003        0.749           0.891                  32,180
                                                               2002        1.020           0.749                   6,523
                                                               2001        1.000           1.020                      --

   MFS Mid Cap Growth Portfolio (4/02)......................   2004        0.696           0.779                 290,136
                                                               2003        0.517           0.696                      --
                                                               2002        1.031           0.517                      --
                                                               2001        1.000           1.031                      --

   Social Awareness Stock Portfolio (4/02)..................   2004        0.942           0.982                 195,977
                                                               2003        0.745           0.942                   8,238
                                                               2002        1.010           0.745                   8,238
                                                               2001        1.000           1.010                      --

The Universal Institutional Funds, Inc.
   Equity and Income Portfolio -- Class II (5/03)...........   2004        1.158           1.267                 774,400
                                                               2003        1.000           1.158                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
Travelers Series Fund Inc.
   MFS Total Return Portfolio (2/02)........................   2004        1.087           1.189                 915,568
                                                               2003        0.951           1.087                 114,345
                                                               2002        1.023           0.951                  42,663
                                                               2001        1.000           1.023                      --

   Pioneer Strategic Income Portfolio (2/04)................   2004        1.000           1.069               1,228,205

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (2/04)............................................   2004        1.000           0.992                 392,451

   Smith Barney Aggressive Growth Portfolio (2/02)..........   2004        0.873           0.942               4,280,561
                                                               2003        0.661           0.873                 320,535
                                                               2002        1.001           0.661                 216,871
                                                               2001        1.000           1.001                      --

   Smith Barney High Income Portfolio (2/02)................   2004        1.192           1.292                 947,512
                                                               2003        0.953           1.192                  45,868
                                                               2002        1.004           0.953                  21,504
                                                               2001        1.000           1.004                      --

   Smith Barney International All Cap Growth
   Portfolio (2/02).........................................   2004        0.909           1.051                 246,040
                                                               2003        0.727           0.909                  24,970
                                                               2002        1.000           0.727                  16,692
                                                               2002        0.997           1.000                      --

   Smith Barney Large Cap Value Portfolio (5/02)............   2004        0.941           1.021                 121,128
                                                               2003        0.751           0.941                      --
                                                               2002        1.027           0.751                      --
                                                               2001        1.000           1.027                      --

   Smith Barney Large Capitalization Growth Portfolio (5/02)   2004        1.063           1.047                 445,771
                                                               2003        0.734           1.063                   7,128
                                                               2002        0.995           0.734                   3,932
                                                               2001        1.000           0.995                      --

   Smith Barney Mid Cap Core Portfolio (2/02)...............   2004        1.038           1.124                 231,571
                                                               2003        0.815           1.038                  32,618

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
   Smith Barney Mid Cap Core Portfolio  (continued).........   2002        1.027           0.815                   7,852
                                                               2001        1.000           1.027                      --

   Smith Barney Money Market Portfolio (3/02)...............   2004        0.981           0.971                 930,200
                                                               2003        0.994           0.981                  24,646
                                                               2002        1.000           0.994                  14,481

   Travelers Managed Income Portfolio (3/02)................   2004        1.071           1.081                 923,519
                                                               2003        1.007           1.071                  35,241
                                                               2002        1.000           1.007                   5,025

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (2/02).............   2004        1.034           1.192               1,623,320
                                                               2003        0.806           1.034                 144,654
                                                               2002        1.020           0.806                 155,076
                                                               2001        1.000           1.020                      --

   Emerging Growth Portfolio -- Class II Shares (2/02)......   2004        0.823           0.863                 592,605
                                                               2003        0.660           0.823                 100,020
                                                               2002        1.000           0.660                  99,270

   Growth and Income Portfolio -- Class II Shares (3/02)....   2004        1.067           1.195                 889,669
                                                               2003        0.852           1.067                 152,148
                                                               2002        1.019           0.852                 144,121
                                                               2001        1.000           1.019                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (3/02).........................................   2004        1.031           1.169                 146,485
                                                               2003        0.740           1.031                      --
                                                               2002        1.014           0.740                      --
                                                               2001        1.000           1.014                      --

Variable Insurance Products Fund
   Equity -- Income Portfolio -- Service Class 2 (2/02).....   2004        1.035           1.130                  52,352
                                                               2003        0.812           1.035                   2,323
                                                               2002        1.000           0.812                   2,133

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
   Growth Portfolio -- Service Class 2 (7/02)...............   2004        0.884           0.894                 160,354
                                                               2003        0.680           0.884                      --
                                                               2002        1.000           0.680                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (4/02)..............   2004        1.206           1.476                 282,598
                                                               2003        0.889           1.206                  19,424
                                                               2002        1.000           0.889                  26,016


                                      NOTES

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

The Travelers Series Trust: Merrill Lynch large Cap Core Portfolio is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (1/02)...   2004        0.943           0.986               1,077,607
                                                               2003        0.742           0.943                 761,864
                                                               2002        1.000           0.742                 381,270

   AIM V.I. Premier Equity Fund -- Series II (1/02).........   2004        0.840           0.872               1,085,405
                                                               2003        0.684           0.840                 932,004
                                                               2002        1.000           0.684                 607,232

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (1/02)...........................................   2004        0.823           0.877               1,223,901
                                                               2003        0.678           0.823                 949,919
                                                               2002        1.000           0.678                 319,132

   AllianceBernstein Technology Portfolio -- Class B (1/02).   2004        0.796           0.822               1,559,555
                                                               2003        0.563           0.796               1,174,255
                                                               2002        1.000           0.563                 267,834

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03)..............   2004        1.293           1.444               2,257,467
                                                               2003        1.072           1.293                 575,003

   Growth Fund -- Class 2 Shares (6/03).....................   2004        1.246           1.379               7,513,013
                                                               2003        1.113           1.246               1,844,532

   Growth-Income Fund -- Class 2 Shares (6/03)..............   2004        1.251           1.358               8,585,788
                                                               2003        1.080           1.251               2,201,925

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (1/02)...   2004        1.069           1.184              16,331,713
                                                               2003        0.868           1.069               7,568,125
                                                               2002        1.000           0.868               1,962,284

   Templeton Growth Securities Fund -- Class 2 Shares (1/02)   2004        1.040           1.187               9,039,659
                                                               2003        0.800           1.040               4,994,641
                                                               2002        1.000           0.800               2,095,522

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2004        1.011           1.082             137,920,833
                                                               2003        0.825           1.011              88,035,333
                                                               2002        1.017           0.825              35,777,863
                                                               2001        1.000           1.017                      --

   Fundamental Value Portfolio (2/02).......................   2004        1.073           1.142             160,011,735
                                                               2003        0.787           1.073             107,576,060
                                                               2002        1.016           0.787              51,708,377
                                                               2001        1.000           1.016                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (1/02)............................................   2004        0.922           0.966               5,141,151
                                                               2003        0.717           0.922               4,008,783
                                                               2002        1.000           0.717               1,764,279

   Oppenheimer Main Street Fund/VA -- Service Shares (1/02).   2004        0.989           1.061               6,508,028
                                                               2003        0.795           0.989               5,471,650
                                                               2002        1.000           0.795               2,403,025

Pioneer Variable Contracts Trust
   Pioneer Fund VCT Portfolio -- Class II Shares (1/02).....   2004        0.960           1.048               1,995,491
                                                               2003        0.791           0.960               1,358,575
                                                               2002        1.000           0.791                 639,742

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (1/02)............................................   2004        1.180           1.414               6,608,509
                                                               2003        0.875           1.180               3,512,972
                                                               2002        1.000           0.875               1,786,015

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (1/02)............................................   2004        1.020           1.166               2,190,698
                                                               2003        0.807           1.020               1,815,234
                                                               2002        1.000           0.807                 922,947

   Putnam VT Small Cap Value Fund -- Class IB Shares (1/02).   2004        1.189           1.476               6,176,092
                                                               2003        0.808           1.189               3,503,133
                                                               2002        1.000           0.808               1,871,036

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (2/02).........................   2004        1.102           1.166              27,808,469
                                                               2003        0.931           1.102              18,990,148
                                                               2002        1.012           0.931               9,889,468
                                                               2001        1.000           1.012                      --

   Select Growth Portfolio (2/02)...........................   2004        1.041           1.112               4,445,270
                                                               2003        0.815           1.041               3,599,500
                                                               2002        1.011           0.815               2,042,002
                                                               2001        1.000           1.011                      --

   Select High Growth Portfolio (3/02)......................   2004        1.018           1.108               2,060,321
                                                               2003        0.756           1.018               1,169,683
                                                               2002        1.009           0.756                 466,499
                                                               2001        1.000           1.009                      --

Smith Barney Investment Series
   SB Government Portfolio -- Class A (2/02)................   2004        1.063           1.078              68,341,140
                                                               2003        1.073           1.063              63,462,120
                                                               2002        1.011           1.073              36,659,033
                                                               2001        1.000           1.011                      --

   Smith Barney Dividend Strategy Portfolio (2/02)..........   2004        0.892           0.907              13,921,645
                                                               2003        0.734           0.892              12,898,299

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
   Smith Barney Dividend Strategy Portfolio  (continued)....   2002        1.009           0.734               8,588,329
                                                               2001        1.000           1.009                      --

   Smith Barney Growth and Income Portfolio (2/02)..........   2004        0.997           1.061              24,352,581
                                                               2003        0.778           0.997              17,476,253
                                                               2002        1.016           0.778               8,370,704
                                                               2001        1.000           1.016                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (2/02).........................................   2004        0.958           0.969               1,488,652
                                                               2003        0.725           0.958                 884,681
                                                               2002        1.007           0.725                 388,569
                                                               2001        1.000           1.007                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/04).............................................   2004        0.997           1.003               2,153,379

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (3/04).........................................   2004        0.963           0.999               1,898,313

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (2/04).........................................   2004        0.987           1.029                 971,238

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (4/04).............................................   2004        0.982           1.000                 687,609

The Travelers Series Trust
   Convertible Securities Portfolio (1/02)..................   2004        1.140           1.192              18,257,454
                                                               2003        0.918           1.140              10,471,039
                                                               2002        1.000           0.918               3,886,675

   Merrill Lynch Large Cap Core Portfolio (2/02)............   2004        0.895           1.021               3,462,259
                                                               2003        0.751           0.895               3,278,969
                                                               2002        1.020           0.751               2,035,876
                                                               2001        1.000           1.020                      --

   MFS Mid Cap Growth Portfolio (2/02)......................   2004        0.699           0.785               6,450,235
                                                               2003        0.519           0.699               5,024,422

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
   MFS Mid Cap Growth Portfolio  (continued)................   2002        1.031           0.519               2,513,043
                                                               2001        1.000           1.031                      --

   Social Awareness Stock Portfolio (2/02)..................   2004        0.947           0.989               8,618,425
                                                               2003        0.747           0.947               6,309,864
                                                               2002        1.010           0.747               3,231,899
                                                               2001        1.000           1.010                      --

The Universal Institutional Funds, Inc.
   Equity and Income Portfolio -- Class II (5/03)...........   2004        1.159           1.272              51,520,513
                                                               2003        1.016           1.159              14,602,910

Travelers Series Fund Inc.
   MFS Total Return Portfolio (2/02)........................   2004        1.092           1.198              61,658,986
                                                               2003        0.953           1.092              44,157,745
                                                               2002        1.023           0.953              20,349,095
                                                               2001        1.000           1.023                      --

   Pioneer Strategic Income Portfolio (2/04)................   2004        1.000           1.071               6,291,670

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (2/04)............................................   2004        1.000           0.994               1,103,173

   Smith Barney Aggressive Growth Portfolio (2/02)..........   2004        0.877           0.949             178,313,906
                                                               2003        0.663           0.877             115,850,423
                                                               2002        1.001           0.663              53,566,170
                                                               2001        1.000           1.001                      --

   Smith Barney High Income Portfolio (2/02)................   2004        1.199           1.302              29,278,952
                                                               2003        0.956           1.199              16,909,642
                                                               2002        1.004           0.956               5,535,785
                                                               2001        1.000           1.004                      --

   Smith Barney International All Cap Growth
   Portfolio (2/02).........................................   2004        0.913           1.059               6,739,520
                                                               2003        0.729           0.913               4,907,935
                                                               2002        0.997           0.729               2,163,754
                                                               2001        1.000           0.997                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
   Smith Barney Large Cap Value Portfolio (2/02)............   2004        0.946           1.029               4,853,022
                                                               2003        0.753           0.946               4,042,327
                                                               2002        1.027           0.753               1,545,399
                                                               2001        1.000           1.027                      --

   Smith Barney Large Capitalization Growth Portfolio (2/02)   2004        1.069           1.055              17,325,882
                                                               2003        0.736           1.069              11,429,389
                                                               2002        0.995           0.736               3,199,210
                                                               2001        1.000           0.995                      --

   Smith Barney Mid Cap Core Portfolio (2/02)...............   2004        1.043           1.133              18,624,981
                                                               2003        0.817           1.043              15,085,591
                                                               2002        1.027           0.817               7,958,407
                                                               2001        1.000           1.027                      --

   Smith Barney Money Market Portfolio (2/02)...............   2004        0.986           0.979              39,228,751
                                                               2003        0.996           0.986              34,695,987
                                                               2002        1.000           0.996              27,866,936

   Travelers Managed Income Portfolio (1/02)................   2004        1.077           1.089              37,028,523
                                                               2003        1.009           1.077              27,700,968
                                                               2002        1.000           1.009               8,413,347

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (2/02).............   2004        1.040           1.201              66,370,502
                                                               2003        0.808           1.040              46,233,542
                                                               2002        1.020           0.808              24,650,743
                                                               2001        1.000           1.020                      --

   Emerging Growth Portfolio -- Class II Shares (2/02)......   2004        0.827           0.869              20,850,171
                                                               2003        0.662           0.827              16,621,436
                                                               2002        1.000           0.662               9,580,394

   Growth and Income Portfolio -- Class II Shares (2/02)....   2004        1.073           1.204              43,119,673
                                                               2003        0.854           1.073              35,159,389
                                                               2002        1.019           0.854              18,418,400
                                                               2001        1.000           1.019                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (2/02).........................................   2004        1.036           1.178               4,782,328
                                                               2003        0.742           1.036               3,203,973
                                                               2002        1.014           0.742               1,595,685
                                                               2001        1.000           1.014                      --

Variable Insurance Products Fund
   Equity -- Income Portfolio -- Service Class 2 (1/02).....   2004        1.041           1.139               5,062,464
                                                               2003        0.814           1.041               3,432,360
                                                               2002        1.000           0.814               1,858,184

   Growth Portfolio -- Service Class 2 (1/02)...............   2004        0.888           0.901               2,119,684
                                                               2003        0.681           0.888               1,596,479
                                                               2002        1.000           0.681                 868,137

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (1/02)..............   2004        1.212           1.487               6,568,572
                                                               2003        0.892           1.212               2,848,282
                                                               2002        1.000           0.892               1,430,300

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
AIM Variable Insurance Funds, Inc.

   AIM V.I. Capital Appreciation Fund -- Series II (1/02)...   2004        0.938           0.979                 229,571
                                                               2003        0.740           0.938                 192,718
                                                               2002        1.000           0.740                  36,499

   AIM V.I. Premier Equity Fund -- Series II (1/02).........   2004        0.836           0.865                 309,789
                                                               2003        0.682           0.836                 197,321
                                                               2002        1.000           0.682                  46,815

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (1/02)...........................................   2004        0.819           0.871                  84,080
                                                               2003        0.677           0.819                  75,228
                                                               2002        1.000           0.677                  37,120

   AllianceBernstein Technology Portfolio -- Class B (1/02).   2004        0.792           0.816                 221,396
                                                               2003        0.561           0.792                 224,735
                                                               2002        1.000           0.561                  91,138

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03)..............   2004        1.291           1.438                 385,385
                                                               2003        1.071           1.291                  29,570

   Growth Fund -- Class 2 Shares (6/03).....................   2004        1.244           1.373               1,392,278
                                                               2003        1.112           1.244                 282,597

   Growth-Income Fund -- Class 2 Shares (6/03)..............   2004        1.249           1.353               1,014,630
                                                               2003        1.080           1.249                 173,814

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (1/02)...   2004        1.063           1.175               1,875,066
                                                               2003        0.866           1.063                 896,114
                                                               2002        1.000           0.866                 236,332

   Templeton Growth Securities Fund -- Class 2 Shares (1/02)   2004        1.035           1.178               1,251,578
                                                               2003        0.798           1.035                 618,235
                                                               2002        1.000           0.798                 308,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2004        1.006           1.074              20,966,180
                                                               2003        0.823           1.006              13,856,750
                                                               2002        1.017           0.823               4,867,753
                                                               2001        1.000           1.017                      --

   Fundamental Value Portfolio (2/02).......................   2004        1.068           1.134              22,496,777
                                                               2003        0.785           1.068              15,231,228
                                                               2002        1.016           0.785               6,510,825
                                                               2001        1.000           1.016                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (1/02)............................................   2004        0.917           0.959                 742,889
                                                               2003        0.715           0.917                 656,134
                                                               2002        1.000           0.715                 250,885

   Oppenheimer Main Street Fund/VA -- Service Shares (1/02).   2004        0.984           1.053                 924,515
                                                               2003        0.793           0.984                 738,923
                                                               2002        1.000           0.793                 204,337

Pioneer Variable Contracts Trust
   Pioneer Fund VCT Portfolio -- Class II Shares (1/02).....   2004        0.956           1.040                 534,842
                                                               2003        0.789           0.956                 280,451
                                                               2002        1.000           0.789                 137,457

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (1/02)............................................   2004        1.175           1.403                 841,746
                                                               2003        0.873           1.175                 662,686
                                                               2002        1.000           0.873                 166,486

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (1/02)............................................   2004        1.015           1.157                 183,018
                                                               2003        0.805           1.015                 216,412
                                                               2002        1.000           0.805                 117,321

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
   Putnam VT Small Cap Value Fund -- Class IB Shares (1/02).   2004        1.183           1.465                 716,503
                                                               2003        0.806           1.183                 403,015
                                                               2002        1.000           0.806                 200,289

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (2/02).........................   2004        1.096           1.157               4,556,847
                                                               2003        0.929           1.096               3,932,435
                                                               2002        1.012           0.929               2,347,467
                                                               2001        1.000           1.012                      --

   Select Growth Portfolio (2/02)...........................   2004        1.035           1.104               1,189,301
                                                               2003        0.813           1.035               1,004,326
                                                               2002        1.011           0.813                 628,983
                                                               2001        1.000           1.011                      --

   Select High Growth Portfolio (3/02)......................   2004        1.013           1.100                 238,199
                                                               2003        0.755           1.013                 122,977
                                                               2002        1.008           0.755                 258,874
                                                               2001        1.000           1.008                      --

Smith Barney Investment Series
   SB Government Portfolio -- Class A (2/02)................   2004        1.058           1.070               9,068,341
                                                               2003        1.071           1.058               8,260,011
                                                               2002        1.011           1.071               3,801,561
                                                               2001        1.000           1.011                      --

   Smith Barney Dividend Strategy Portfolio (2/02)..........   2004        0.887           0.900               1,847,010
                                                               2003        0.732           0.887               1,685,023
                                                               2002        1.009           0.732                 864,150
                                                               2001        1.000           1.009                      --

   Smith Barney Growth and Income Portfolio (2/02)..........   2004        0.992           1.053               4,201,219
                                                               2003        0.776           0.992               3,045,686
                                                               2002        1.016           0.776                 904,823
                                                               2001        1.000           1.016                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (2/02).........................................   2004        0.953           0.962                 359,780
                                                               2003        0.723           0.953                 206,672

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio  (continued)...................................   2002        1.007           0.723                  65,709
                                                               2001        1.000           1.007                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/04).............................................   2004        0.997           1.000                 424,410

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (3/04).........................................   2004        0.962           0.997                 316,002

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (2/04).........................................   2004        0.987           1.026                 287,731

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (4/04).............................................   2004        0.982           0.998                 598,174

The Travelers Series Trust
   Convertible Securities Portfolio (1/02)..................   2004        1.135           1.183               1,817,843
                                                               2003        0.916           1.135               1,196,043
                                                               2002        1.000           0.916                 212,419

   Merrill Lynch Large Cap Core Portfolio (2/02)............   2004        0.891           1.013                 409,648
                                                               2003        0.749           0.891                 403,330
                                                               2002        1.020           0.749                 162,046
                                                               2001        1.000           1.020                      --

   MFS Mid Cap Growth Portfolio (2/02)......................   2004        0.696           0.779                 833,779
                                                               2003        0.517           0.696                 866,277
                                                               2002        1.031           0.517                 413,979
                                                               2001        1.000           1.031                      --

   Social Awareness Stock Portfolio (2/02)..................   2004        0.942           0.982                 930,219
                                                               2003        0.745           0.942                 859,550
                                                               2002        1.010           0.745                 378,685
                                                               2001        1.000           1.010                      --

The Universal Institutional Funds, Inc.
   Equity and Income Portfolio -- Class II (5/03)...........   2004        1.158           1.267               5,875,896
                                                               2003        1.016           1.158               1,681,850

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
Travelers Series Fund Inc.
   MFS Total Return Portfolio (2/02)........................   2004        1.087           1.189               6,007,575
                                                               2003        0.951           1.087               4,391,128
                                                               2002        1.023           0.951               1,656,799
                                                               2001        1.000           1.023                      --

   Pioneer Strategic Income Portfolio (2/04)................   2004        1.000           1.069                 933,893

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (2/04)............................................   2004        1.000           0.992                 156,852

   Smith Barney Aggressive Growth Portfolio (2/02)..........   2004        0.873           0.942              24,370,479
                                                               2003        0.661           0.873              16,197,046
                                                               2002        1.001           0.661               6,443,339
                                                               2001        1.000           1.001                      --

   Smith Barney High Income Portfolio (2/02)................   2004        1.192           1.292               4,550,092
                                                               2003        0.953           1.192               3,664,412
                                                               2002        1.004           0.953                 867,832
                                                               2001        1.000           1.004                      --

   Smith Barney International All Cap Growth
   Portfolio (2/02).........................................   2004        0.909           1.051               1,352,374
                                                               2003        0.727           0.909                 915,183
                                                               2002        1.000           0.727                 444,810
                                                               2002        0.997           1.000                      --

   Smith Barney Large Cap Value Portfolio (2/02)............   2004        0.941           1.021                 749,840
                                                               2003        0.751           0.941                 696,285
                                                               2002        1.027           0.751                 342,080
                                                               2001        1.000           1.027                      --

   Smith Barney Large Capitalization Growth Portfolio (2/02)   2004        1.063           1.047               2,099,159
                                                               2003        0.734           1.063               1,278,714
                                                               2002        0.995           0.734                 468,934
                                                               2001        1.000           0.995                       --

   Smith Barney Mid Cap Core Portfolio (2/02)...............   2004        1.038           1.124               2,110,037
                                                               2003        0.815           1.038               1,803,289

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
   Smith Barney Mid Cap Core Portfolio  (continued).........   2002        1.027           0.815                 996,513
                                                               2001        1.000           1.027                      --

   Smith Barney Money Market Portfolio (2/02)...............   2004        0.981           0.971               5,172,548
                                                               2003        0.994           0.981               5,368,806
                                                               2002        1.000           0.994               3,630,924

   Travelers Managed Income Portfolio (1/02)................   2004        1.071           1.081               4,729,731
                                                               2003        1.007           1.071               2,801,167
                                                               2002        1.000           1.007                 892,590

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (2/02).............   2004        1.034           1.192               9,212,344
                                                               2003        0.806           1.034               6,939,669
                                                               2002        1.020           0.806               2,909,821
                                                               2001        1.000           1.020                      --

   Emerging Growth Portfolio -- Class II Shares (2/02)......   2004        0.823           0.863               5,321,920
                                                               2003        0.660           0.823               3,913,231
                                                               2002        1.000           0.660               1,495,362

   Growth and Income Portfolio -- Class II Shares (2/02)....   2004        1.067           1.195               6,993,309
                                                               2003        0.852           1.067               5,719,195
                                                               2002        1.019           0.852               2,434,809
                                                               2001        1.000           1.019                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (2/02).........................................   2004        1.031           1.169                 583,489
                                                               2003        0.740           1.031                 586,440
                                                               2002        1.014           0.740                 262,012
                                                               2001        1.000           1.014                      --

Variable Insurance Products Fund
   Equity -- Income Portfolio -- Service Class 2 (1/02).....   2004        1.035           1.130                 823,033
                                                               2003        0.812           1.035                 621,111
                                                               2002        1.000           0.812                 290,414

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                -------   -------------   -------------       ----------------
   Growth Portfolio -- Service Class 2 (1/02)...............   2004        0.884           0.894                 564,171
                                                               2003        0.680           0.884                 382,481
                                                               2002        1.000           0.680                 239,307

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (1/02)..............   2004        1.206           1.476                 833,326
                                                               2003        0.889           1.206                 272,951
                                                               2002        1.000           0.889                 183,898


                                      NOTES

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

The Travelers Series Trust: Merrill Lynch large Cap Core Portfolio is no longer available to new contract owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

              (This waiver is not available if the Owner is age 71
                  or older on the date the Contract is issued.)

If, after the first Contract Year and before the Maturity Date, the owner begins confinement in an Eligible Nursing Home, and remains confined for the qualifying period, you may make a total or partial withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Withdrawal Charge to be waived, the withdrawal must be made during continued confinement in an Eligible Nursing Home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an Eligible Nursing Home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An Eligible Nursing Home is defined as an institution or special nursing unit of a hospital which:

       (a) is Medicare approved as a provider of skilled nursing care services; and

       (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

       (a) is licensed as a nursing care facility by the state in which it is located;

       (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

       (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

       (d) provides, as a primary function, nursing care and room and board; and charges for these services;

       (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

       (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

       (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

       (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

       (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

       (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

       (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

       (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the Withdrawal Charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an Eligible Nursing Home begins, less any Purchase Payments made on or after the owner's 71st birthday.

Any withdrawal requested which falls under the scope of this waiver will be paid as soon as we receive proper written proof of your claim, and will be paid in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                        The Insurance Company
                        Principal Underwriter

                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Accountants
                        Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity Service Center, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12684S, and The Travelers Life and Annuity Company Statement of Additional Information is printed on Form L-12685S.

Name:
                 -----------------------------------------------
Address:
                 -----------------------------------------------

                 -----------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-12956                                                              May 2, 2005

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                    PRIMELITE
                                  PRIMELITE II


                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 2, 2005

                                       FOR


            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, PrimElite Service Center, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (888) 556-5412 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY.....................................................    2
PRINCIPAL UNDERWRITER.....................................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.........................    2
VALUATION OF ASSETS.......................................................    2
FEDERAL TAX CONSIDERATIONS................................................    3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................    7
FINANCIAL STATEMENTS......................................................  F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

o    The Travelers Insurance Company ("TIC")

o    The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account PF for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

--------------------------------------------------------------------------------------------------
                 UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                         BY THE COMPANY                          RETAINED BY TDLLC
--------------------------------------------------------------------------------------------------
2004                            $132,410                                    $0
--------------------------------------------------------------------------------------------------
2003                             $73,223                                    $0
--------------------------------------------------------------------------------------------------
2002                             $88,393                                    $0
--------------------------------------------------------------------------------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b)  =  any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

          (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

          (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

          (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

          (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
   YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account PF for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.

ANNUAL REPORT
DECEMBER 31, 2004






















                           THE TRAVELERS SEPARATE ACCOUNT PF
                           FOR VARIABLE ANNUITIES














[TRAVELERS LOGO]

   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Cityplace
   Hartford, CT  06103

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                        AIM V.I. CAPITAL        AIM V.I. PREMIER        ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                       APPRECIATION FUND -        EQUITY FUND -          PREMIER GROWTH            TECHNOLOGY
                                            SERIES II               SERIES II          PORTFOLIO - CLASS B     PORTFOLIO - CLASS B
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value: .....  $             311,796   $             265,776   $             198,685   $             294,042

  Receivables:
    Dividends ......................                     --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets .................                311,796                 265,776                 198,685                 294,042
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ............                     --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS: ........................  $             311,796   $             265,776   $             198,685   $             294,042
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                                  MUTUAL SHARES
                                      GLOBAL GROWTH FUND -        GROWTH FUND -       GROWTH-INCOME FUND -      SECURITIES FUND -
                                         CLASS 2 SHARES          CLASS 2 SHARES          CLASS 2 SHARES          CLASS 2 SHARES
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value: .....  $           1,576,128   $           5,399,146   $           6,237,371   $           3,899,522

  Receivables:
    Dividends ......................                     --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets .................              1,576,128               5,399,146               6,237,371               3,899,522
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ............                     --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS: ........................  $           1,576,128   $           5,399,146   $           6,237,371   $           3,899,522
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

 TEMPLETON GROWTH                                                   OPPENHEIMER CAPITAL     OPPENHEIMER MAIN        PIONEER FUND
 SECURITIES FUND -         APPRECIATION      FUNDAMENTAL VALUE    APPRECIATION FUND/VA -    STREET FUND/VA -       VCT PORTFOLIO -
  CLASS 2 SHARES             PORTFOLIO           PORTFOLIO            SERVICE SHARES         SERVICE SHARES        CLASS II SHARES
-------------------     -------------------  -------------------  ----------------------   -------------------   -------------------

$         3,977,787     $        91,898,905  $        62,532,305  $              963,083   $         1,459,522   $           487,835


                 --                      --                   --                      --                    --                    --
-------------------     -------------------  -------------------  ----------------------   -------------------   -------------------

          3,977,787              91,898,905           62,532,305                 963,083             1,459,522               487,835
-------------------     -------------------  -------------------  ----------------------   -------------------   -------------------




                 --                      --                   --                      --                    --                    --
-------------------     -------------------  -------------------  ----------------------   -------------------   -------------------

$         3,977,787     $        91,898,905  $        62,532,305  $              963,083   $         1,459,522   $           487,835
===================     ===================  ===================  ======================   ===================   ===================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                    PUTNAM VT
                                         PIONEER MID CAP          INTERNATIONAL        PUTNAM VT SMALL CAP
                                      VALUE VCT PORTFOLIO -       EQUITY FUND -           VALUE FUND -           SELECT BALANCED
                                         CLASS II SHARES         CLASS IB SHARES         CLASS IB SHARES            PORTFOLIO
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value: .....  $           2,944,669   $             892,890   $           2,820,076   $          29,967,569

  Receivables:
    Dividends ......................                     --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets .................              2,944,669                 892,890               2,820,076              29,967,569
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ............                     --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS: ........................  $           2,944,669   $             892,890   $           2,820,076   $          29,967,569
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                      SMITH BARNEY                              SMITH BARNEY PREMIER
    SELECT GROWTH      SELECT HIGH GROWTH       SB GOVERNMENT       DIVIDEND STRATEGY     SMITH BARNEY GROWTH    SELECTIONS ALL CAP
      PORTFOLIO             PORTFOLIO        PORTFOLIO - CLASS A        PORTFOLIO        AND INCOME PORTFOLIO     GROWTH PORTFOLIO
--------------------   -------------------   -------------------   -------------------   --------------------   --------------------

$         17,526,025   $         9,615,852   $        19,245,859   $        12,384,138   $         15,456,973   $          3,853,736


                  --                    --                    --                    --                     --                     --
--------------------   -------------------   -------------------   -------------------   --------------------   --------------------

          17,526,025             9,615,852            19,245,859            12,384,138             15,456,973              3,853,736
--------------------   -------------------   -------------------   -------------------   --------------------   --------------------




                  --                    --                    --                    --                     --                     --
--------------------   -------------------   -------------------   -------------------   --------------------   --------------------

$         17,526,025   $         9,615,852   $        19,245,859   $        12,384,138   $         15,456,973   $          3,853,736
====================   ===================   ===================   ===================   ====================   ====================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               MULTIPLE DISCIPLINE     MULTIPLE DISCIPLINE
                                       MULTIPLE DISCIPLINE    PORTFOLIO - BALANCED     PORTFOLIO - GLOBAL      MULTIPLE DISCIPLINE
                                       PORTFOLIO - ALL CAP       ALL CAP GROWTH          ALL CAP GROWTH       PORTFOLIO - LARGE CAP
                                        GROWTH AND VALUE            AND VALUE               AND VALUE           GROWTH AND VALUE
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value: .....  $           1,601,016   $           1,212,604   $             749,671   $             704,269

  Receivables:
    Dividends ......................                     --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets .................              1,601,016               1,212,604                 749,671                 704,269
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ............                     --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS: ........................  $           1,601,016   $           1,212,604   $             749,671   $             704,269
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

CONVERTIBLE SECURITIES   MERRILL LYNCH LARGE   MFS MID CAP GROWTH     SOCIAL AWARENESS      EQUITY AND INCOME         MFS TOTAL
       PORTFOLIO         CAP CORE PORTFOLIO         PORTFOLIO          STOCK PORTFOLIO    PORTFOLIO - CLASS II    RETURN PORTFOLIO
----------------------   -------------------   -------------------   ------------------   --------------------   -------------------

----------------------   -------------------   -------------------   ------------------   --------------------   -------------------

$            6,122,799   $         9,981,370   $        15,809,394   $        4,506,835   $         13,817,232   $        40,527,605


                    --                    --                    --                   --                     --                    --
----------------------   -------------------   -------------------   ------------------   --------------------   -------------------

             6,122,799             9,981,370            15,809,394            4,506,835             13,817,232            40,527,605
----------------------   -------------------   -------------------   ------------------   --------------------   -------------------




                    --                    --                    --                   --                     --                    --
----------------------   -------------------   -------------------   ------------------   --------------------   -------------------

$            6,122,799   $         9,981,370   $        15,809,394   $        4,506,835   $         13,817,232   $        40,527,605
======================   ===================   ===================   ==================   ====================   ===================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               SB ADJUSTABLE RATE         SMITH BARNEY
                                        PIONEER STRATEGIC      INCOME PORTFOLIO -       AGGRESSIVE GROWTH         SMITH BARNEY
                                        INCOME PORTFOLIO         CLASS I SHARES             PORTFOLIO         HIGH INCOME PORTFOLIO
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value: .....  $           7,783,814   $           1,378,877   $          75,556,682   $          22,316,872

  Receivables:
    Dividends ......................                     --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets .................              7,783,814               1,378,877              75,556,682              22,316,872
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ............                     --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS: ........................  $           7,783,814   $           1,378,877   $          75,556,682   $          22,316,872
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     SMITH BARNEY                              SMITH BARNEY LARGE
 INTERNATIONAL ALL CAP   SMITH BARNEY LARGE      CAPITALIZATION       SMITH BARNEY MID     SMITH BARNEY MONEY     TRAVELERS MANAGED
   GROWTH PORTFOLIO      CAP VALUE PORTFOLIO    GROWTH PORTFOLIO     CAP CORE PORTFOLIO     MARKET PORTFOLIO      INCOME PORTFOLIO
----------------------   -------------------   -------------------   -------------------   -------------------   -------------------

$           10,835,675   $        20,153,225   $         5,773,322   $         6,477,926   $        16,091,264   $        11,727,002


                    --                    --                    --                    --                12,904                    --
----------------------   -------------------   -------------------   -------------------   -------------------   -------------------

            10,835,675            20,153,225             5,773,322             6,477,926            16,104,168            11,727,002
----------------------   -------------------   -------------------   -------------------   -------------------   -------------------




                    --                    --                    --                    --                    --                    --
----------------------   -------------------   -------------------   -------------------   -------------------   -------------------

$           10,835,675   $        20,153,225   $         5,773,322   $         6,477,926   $        16,104,168   $        11,727,002
======================   ===================   ===================   ===================   ===================   ===================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                                  SMITH BARNEY
                                                                 EMERGING GROWTH        GROWTH AND INCOME           SMALL CAP
                                      COMSTOCK PORTFOLIO -    PORTFOLIO - CLASS II    PORTFOLIO - CLASS II    GROWTH OPPORTUNITIES
                                         CLASS II SHARES             SHARES                  SHARES                 PORTFOLIO
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value: .....  $          32,164,251   $          14,725,996   $          19,107,226   $           3,403,466

  Receivables:
    Dividends ......................                     --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets .................             32,164,251              14,725,996              19,107,226               3,403,466
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ............                     --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS: ........................  $          32,164,251   $          14,725,996   $          19,107,226   $           3,403,466
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    EQUITY - INCOME
      PORTFOLIO -        GROWTH PORTFOLIO -    MID CAP PORTFOLIO -
    SERVICE CLASS 2        SERVICE CLASS 2       SERVICE CLASS 2          COMBINED
----------------------   -------------------   -------------------   -------------------

$            1,700,211   $           420,261   $         3,402,908   $       642,261,463


                    --                    --                    --                12,904
----------------------   -------------------   -------------------   -------------------

             1,700,211               420,261             3,402,908           642,274,367
----------------------   -------------------   -------------------   -------------------




                    --                    --                    --                    --
----------------------   -------------------   -------------------   -------------------

$            1,700,211   $           420,261   $         3,402,908   $       642,274,367
======================   ===================   ===================   ===================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                              ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                      AIM V.I. CAPITAL    AIM V.I. PREMIER     PREMIER GROWTH        TECHNOLOGY
                                                        APPRECIATION        EQUITY FUND -        PORTFOLIO -         PORTFOLIO -
                                                      FUND - SERIES II        SERIES II            CLASS B             CLASS B
                                                      -----------------   -----------------   -----------------   -----------------
INVESTMENT INCOME:
  Dividends ........................................  $              --   $             782   $              --   $              --
                                                      -----------------   -----------------   -----------------   -----------------

EXPENSES:
  Insurance charges ................................              2,016               2,355               1,328               2,809
  Administrative fees ..............................                195                 218                 129                 281
                                                      -----------------   -----------------   -----------------   -----------------

      Total expenses ...............................              2,211               2,573               1,457               3,090
                                                      -----------------   -----------------   -----------------   -----------------

        Net investment income (loss) ...............             (2,211)             (1,791)             (1,457)             (3,090)
                                                      -----------------   -----------------   -----------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .....................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments ....                593                 275                 (27)               (446)
                                                      -----------------   -----------------   -----------------   -----------------

      Realized gain (loss) .........................                593                 275                 (27)               (446)
                                                      -----------------   -----------------   -----------------   -----------------

    Change in unrealized gain (loss)
      on investments ...............................             17,684              13,820              14,109              16,590
                                                      -----------------   -----------------   -----------------   -----------------


  Net increase (decrease) in net assets
    resulting from operations ......................  $          16,066   $          12,304   $          12,625   $          13,054
                                                      =================   =================   =================   =================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                       MUTUAL SHARES       TEMPLETON GROWTH
GLOBAL GROWTH FUND -       GROWTH FUND -      GROWTH-INCOME FUND -   SECURITIES FUND -     SECURITIES FUND -       APPRECIATION
   CLASS 2 SHARES         CLASS 2 SHARES         CLASS 2 SHARES       CLASS 2 SHARES        CLASS 2 SHARES           PORTFOLIO
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------

$              1,126   $              6,570   $             41,251  $            13,529   $            15,580   $           974,884
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------


               7,448                 23,698                 30,246               30,679                24,844               948,841
                 736                  2,346                  2,998                3,037                 2,466               108,340
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------

               8,184                 26,044                 33,244               33,716                27,310             1,057,181
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------

              (7,058)               (19,474)                 8,007              (20,187)              (11,730)              (82,297)
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------



--------------------   --------------------   --------------------  -------------------   -------------------   -------------------
               2,030                    160                  1,540               23,809                 7,633                 6,529
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------

               2,030                    160                  1,540               23,809                 7,633                 6,529
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------


             128,822                419,780                341,214              292,124               365,054             5,920,477
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------



$            123,794   $            400,466   $            350,761  $           295,746   $           360,957   $         5,844,709
====================   ====================   ====================  ===================   ===================   ===================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                          OPPENHEIMER CAPITAL
                                                                             APPRECIATION       OPPENHEIMER MAIN     PIONEER FUND
                                                      FUNDAMENTAL VALUE        FUND/VA -        STREET FUND/VA -    VCT PORTFOLIO -
                                                          PORTFOLIO         SERVICE SHARES       SERVICE SHARES     CLASS II SHARES
                                                      -----------------   -------------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends ........................................  $         389,010   $               321   $          3,340   $          2,742
                                                      -----------------   -------------------   ----------------   ----------------

EXPENSES:
  Insurance charges ................................            559,377                 6,420             11,354              3,912
  Administrative fees ..............................             60,298                   624              1,120                380
                                                      -----------------   -------------------   ----------------   ----------------

      Total expenses ...............................            619,675                 7,044             12,474              4,292
                                                      -----------------   -------------------   ----------------   ----------------

        Net investment income (loss) ...............           (230,665)               (6,723)            (9,134)            (1,550)
                                                      -----------------   -------------------   ----------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .....................          1,403,159                    --                 --                 --
    Realized gain (loss) on sale of investments ....             13,531                   333              5,133                339
                                                      -----------------   -------------------   ----------------   ----------------

      Realized gain (loss) .........................          1,416,690                   333              5,133                339
                                                      -----------------   -------------------   ----------------   ----------------

    Change in unrealized gain (loss)
      on investments ...............................          2,435,730                58,040             88,673             33,917
                                                      -----------------   -------------------   ----------------   ----------------


  Net increase (decrease) in net assets
    resulting from operations ......................  $       3,621,755   $            51,650   $         84,672   $         32,706
                                                      =================   ===================   ================   ================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                             PUTNAM VT
   PIONEER MID CAP         INTERNATIONAL       PUTNAM VT SMALL CAP
VALUE VCT PORTFOLIO -      EQUITY FUND -          VALUE FUND -        SELECT BALANCED        SELECT GROWTH      SELECT HIGH GROWTH
   CLASS II SHARES        CLASS IB SHARES        CLASS IB SHARES         PORTFOLIO             PORTFOLIO             PORTFOLIO
---------------------   -------------------   --------------------  -------------------   -------------------   -------------------

$               2,948   $             2,498   $              1,493  $           690,185   $           271,213   $            36,492
---------------------   -------------------   --------------------  -------------------   -------------------   -------------------


               19,256                 7,965                 17,271              341,086               210,087               111,563
                1,892                   784                  1,706               39,927                25,028                13,281
---------------------   -------------------   --------------------  -------------------   -------------------   -------------------

               21,148                 8,749                 18,977              381,013               235,115               124,844
---------------------   -------------------   --------------------  -------------------   -------------------   -------------------

              (18,200)               (6,251)               (17,484)             309,172                36,098               (88,352)
---------------------   -------------------   --------------------  -------------------   -------------------   -------------------



               10,329                    --                     --                   --                    --                    --
                3,479                 3,399                 27,458              (14,726)             (226,079)             (102,316)
---------------------   -------------------   --------------------  -------------------   -------------------   -------------------

               13,808                 3,399                 27,458              (14,726)             (226,079)             (102,316)
---------------------   -------------------   --------------------  -------------------   -------------------   -------------------


              324,826               106,479                368,929            1,381,997             1,366,096               985,866
---------------------   -------------------   --------------------  -------------------   -------------------   -------------------



$             320,434   $           103,627   $            378,903  $         1,676,443   $         1,176,115   $           795,198
=====================   ===================   ====================  ===================   ===================   ===================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                    SMITH BARNEY
                                                        SB GOVERNMENT      SMITH BARNEY        SMITH BARNEY      PREMIER SELECTIONS
                                                         PORTFOLIO -     DIVIDEND STRATEGY   GROWTH AND INCOME     ALL CAP GROWTH
                                                           CLASS A           PORTFOLIO           PORTFOLIO            PORTFOLIO
                                                      ----------------   -----------------   -----------------   ------------------
INVESTMENT INCOME:
  Dividends ........................................  $        725,849   $         115,214   $         165,621   $               --
                                                      ----------------   -----------------   -----------------   ------------------

EXPENSES:
  Insurance charges ................................           218,822             148,961             157,609               47,354
  Administrative fees ..............................            23,316              17,368              17,380                5,612
                                                      ----------------   -----------------   -----------------   ------------------

      Total expenses ...............................           242,138             166,329             174,989               52,966
                                                      ----------------   -----------------   -----------------   ------------------

        Net investment income (loss) ...............           483,711             (51,115)             (9,368)             (52,966)
                                                      ----------------   -----------------   -----------------   ------------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .....................                --                  --                  --                   --
    Realized gain (loss) on sale of investments ....           (13,002)           (184,619)             14,869              (56,116)
                                                      ----------------   -----------------   -----------------   ------------------

      Realized gain (loss) .........................           (13,002)           (184,619)             14,869              (56,116)
                                                      ----------------   -----------------   -----------------   ------------------

    Change in unrealized gain (loss)
      on investments ...............................          (200,437)            485,096             930,675              155,918
                                                      ----------------   -----------------   -----------------   ------------------


  Net increase (decrease) in net assets
    resulting from operations ......................  $        270,272   $         249,362   $         936,176   $           46,836
                                                      ================   =================   =================   ==================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                        MULTIPLE DISCIPLINE    MULTIPLE DISCIPLINE    MULTIPLE DISCIPLINE
 MULTIPLE DISCIPLINE        PORTFOLIO -        PORTFOLIO - GLOBAL         PORTFOLIO -          MERRILL LYNCH        MERRILL LYNCH
 PORTFOLIO - ALL CAP     BALANCED ALL CAP        ALL CAP GROWTH        LARGE CAP GROWTH          LARGE CAP            LARGE CAP
  GROWTH AND VALUE       GROWTH AND VALUE           THE VALUE              AND VALUE          CORE PORTFOLIO       CORE PORTFOLIO
--------------------   --------------------    -------------------   --------------------   ------------------   ------------------

$              4,744   $              9,264    $             3,051   $              5,166   $          128,345   $           51,842
--------------------   --------------------    -------------------   --------------------   ------------------   ------------------


               6,467                  5,330                  3,569                  2,027               42,938              121,466
                 642                    527                    355                    200                4,261               14,523
--------------------   --------------------    -------------------   --------------------   ------------------   ------------------

               7,109                  5,857                  3,924                  2,227               47,199              135,989
--------------------   --------------------    -------------------   --------------------   ------------------   ------------------

              (2,365)                 3,407                   (873)                 2,939               81,146              (84,147)
--------------------   --------------------    -------------------   --------------------   ------------------   ------------------



               5,706                  2,610                  2,300                  6,969                   --                   --
                 199                   (335)                  (156)                   191                5,474             (510,399)
--------------------   --------------------    -------------------   --------------------   ------------------   ------------------

               5,905                  2,275                  2,144                  7,160                5,474             (510,399)
--------------------   --------------------    -------------------   --------------------   ------------------   ------------------


              87,713                 33,893                 39,323                 20,228              123,931            1,890,226
--------------------   --------------------    -------------------   --------------------   ------------------   ------------------



$             91,253   $             39,575    $            40,594   $             30,327   $          210,551   $        1,295,680
====================   ====================    ===================   ====================   ==================   ==================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES
                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                              EQUITY AND INCOME
                                                         MFS MID CAP      SOCIAL AWARENESS       PORTFOLIO -      MFS TOTAL RETURN
                                                      GROWTH PORTFOLIO     STOCK PORTFOLIO        CLASS II            PORTFOLIO
                                                      -----------------   -----------------   -----------------   -----------------
INVESTMENT INCOME:
  Dividends ........................................  $              --   $          31,939   $              --   $       1,035,096
                                                      -----------------   -----------------   -----------------   -----------------

EXPENSES:
  Insurance charges ................................            187,333              47,803              72,653             415,808
  Administrative fees ..............................             22,270               5,390               7,193              47,340
                                                      -----------------   -----------------   -----------------   -----------------

      Total expenses ...............................            209,603              53,193              79,846             463,148
                                                      -----------------   -----------------   -----------------   -----------------

        Net investment income (loss) ...............           (209,603)            (21,254)            (79,846)            571,948
                                                      -----------------   -----------------   -----------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .....................                 --                  --               3,282           1,055,598
    Realized gain (loss) on sale of investments ....         (1,502,990)            (21,378)             10,562              23,262
                                                      -----------------   -----------------   -----------------   -----------------

      Realized gain (loss) .........................         (1,502,990)            (21,378)             13,844           1,078,860
                                                      -----------------   -----------------   -----------------   -----------------

    Change in unrealized gain (loss)
      on investments ...............................          3,492,163             268,564             942,244           1,671,078
                                                      -----------------   -----------------   -----------------   -----------------


  Net increase (decrease) in net assets
    resulting from operations ......................  $       1,779,570   $         225,932   $         876,242   $       3,321,886
                                                      =================   =================   =================   =================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                             SMITH BARNEY
                        SB ADJUSTABLE RATE        SMITH BARNEY         SMITH BARNEY          INTERNATIONAL         SMITH BARNEY
  PIONEER STRATEGIC     INCOME PORTFOLIO -      AGGRESSIVE GROWTH       HIGH INCOME         ALL CAP GROWTH        LARGE CAP VALUE
  INCOME PORTFOLIO        CLASS I SHARES            PORTFOLIO            PORTFOLIO             PORTFOLIO             PORTFOLIO
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------

$            502,074   $             14,553   $                 --  $         1,788,375   $            93,565   $           368,574
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------


              40,468                  6,699                739,229              218,128               119,739               245,389
               3,897                    656                 82,728               24,380                14,110                29,318
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------

              44,365                  7,355                821,957              242,508               133,849               274,707
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------

             457,709                  7,198               (821,957)           1,545,867               (40,284)               93,867
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------



                  --                     --                278,823                   --                    --                    --
               1,861                    256                (16,181)             (88,605)             (321,359)             (267,903)
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------

               1,861                    256                262,642              (88,605)             (321,359)             (267,903)
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------


             (43,585)                (9,261)             6,118,286               74,925             1,864,688             1,890,038
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------



$            415,985   $             (1,807)  $          5,558,971  $         1,532,187   $         1,503,045   $         1,716,002
====================   ====================   ====================  ===================   ===================   ===================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES
                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                      SMITH BARNEY LARGE     SMITH BARNEY        SMITH BARNEY
                                                        CAPITALIZATION       MID CAP CORE        MONEY MARKET     TRAVELERS MANAGED
                                                       GROWTH PORTFOLIO        PORTFOLIO           PORTFOLIO      INCOME PORTFOLIO
                                                      ------------------   -----------------   ----------------   -----------------
INVESTMENT INCOME:
  Dividends ........................................  $           20,624   $              --   $        142,916   $         535,877
                                                      ------------------   -----------------   ----------------   -----------------

EXPENSES:
  Insurance charges ................................              52,148              58,344            210,605              99,002
  Administrative fees ..............................               5,509               6,452             23,889               9,828
                                                      ------------------   -----------------   ----------------   -----------------

      Total expenses ...............................              57,657              64,796            234,494             108,830
                                                      ------------------   -----------------   ----------------   -----------------

        Net investment income (loss) ...............             (37,033)            (64,796)           (91,578)            427,047
                                                      ------------------   -----------------   ----------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .....................                  --                  --                 --                  --
    Realized gain (loss) on sale of investments ....               7,030              17,172                 --               1,871
                                                      ------------------   -----------------   ----------------   -----------------

      Realized gain (loss) .........................               7,030              17,172                 --               1,871
                                                      ------------------   -----------------   ----------------   -----------------

    Change in unrealized gain (loss)
      on investments ...............................              96,296             599,203                 --            (308,140)
                                                      ------------------   -----------------   ----------------   -----------------


  Net increase (decrease) in net assets
    resulting from operations ......................  $           66,293   $         551,579   $        (91,578)  $         120,778
                                                      ==================   =================   ================   =================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                       SMITH BARNEY
                          EMERGING GROWTH       GROWTH AND INCOME    SMALL CAP GROWTH        EQUITY-INCOME
COMSTOCK PORTFOLIO -        PORTFOLIO -            PORTFOLIO -         OPPORTUNITIES          PORTFOLIO -       GROWTH PORTFOLIO -
   CLASS II SHARES        CLASS II SHARES        CLASS II SHARES         PORTFOLIO          SERVICE CLASS 2       SERVICE CLASS 2
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------

$            131,428   $                 --   $             98,307  $             2,307   $             1,768   $               134
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------


             293,292                169,315                195,437               33,982                 9,139                 3,450
              32,324                 19,248                 21,977                3,872                   909                   329
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------

             325,616                188,563                217,414               37,854                10,048                 3,779
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------

            (194,188)              (188,563)              (119,107)             (35,547)               (8,280)               (3,645)
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------



                  --                     --                     --               71,735                   461                    --
              33,535               (473,698)                94,897               17,976                 1,211                 1,508
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------

              33,535               (473,698)                94,897               89,711                 1,672                 1,508
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------


           3,850,803              1,402,202              1,981,120              359,923               117,014                18,605
--------------------   --------------------   --------------------  -------------------   -------------------   -------------------



$          3,690,150   $            739,941   $          1,956,910  $           414,087   $           110,406   $            16,468
====================   ====================   ====================  ===================   ===================   ===================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES
                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                      MID CAP PORTFOLIO -
                                                        SERVICE CLASS 2         COMBINED
                                                      -------------------   -----------------
INVESTMENT INCOME:
  Dividends ........................................  $                --   $       8,430,597
                                                      -------------------   -----------------

EXPENSES:
  Insurance charges ................................               19,913           6,354,974
  Administrative fees ..............................                1,966             713,555
                                                      -------------------   -----------------

      Total expenses ...............................               21,879           7,068,529
                                                      -------------------   -----------------

        Net investment income (loss) ...............              (21,879)          1,362,068
                                                      -------------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .....................                   --           2,840,972
    Realized gain (loss) on sale of investments ....                7,146          (3,465,074)
                                                      -------------------   -----------------

      Realized gain (loss) .........................                7,146            (624,102)
                                                      -------------------   -----------------

    Change in unrealized gain (loss)
      on investments ...............................              467,269          43,100,228
                                                      -------------------   -----------------


  Net increase (decrease) in net assets
    resulting from operations ......................  $           452,536   $      43,838,194
                                                      ===================   =================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                    AIM V.I. CAPITAL                                          ALLIANCEBERNSTEIN
                                                   APPRECIATION FUND -           AIM V.I. PREMIER              PREMIER GROWTH
                                                        SERIES II             EQUITY FUND - SERIES II        PORTFOLIO - CLASS B
                                               --------------------------   --------------------------   --------------------------
                                                   2004          2003           2004          2003           2004          2003
                                                   ----          ----           ----          ----           ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $     (2,211)  $      (339)  $     (1,791)  $      (913)  $     (1,457)  $      (224)
  Realized gain (loss) ......................           593           672            275            93            (27)          354
  Change in unrealized gain (loss)
    on investments ..........................        17,684         4,981         13,820        15,976         14,109         3,278
                                               ------------   -----------   ------------   -----------   ------------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............        16,066         5,314         12,304        15,156         12,625         3,408
                                               ------------   -----------   ------------   -----------   ------------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............       263,630        23,032        167,103        46,295        152,639        16,668
  Participant transfers from other
    funding options .........................        15,100         4,499            970            --         16,401           306
  Administrative charges ....................           (55)          (17)            (6)           --            (30)          (18)
  Contract surrenders .......................       (12,059)       (4,673)          (173)           --           (769)       (1,758)
  Participant transfers to other
    funding options .........................        (1,485)         (712)          (118)           --         (1,347)         (732)
  Other payments to participants ............            --            --             --            --             --            --
                                               ------------   -----------   ------------   -----------   ------------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       265,131        22,129        167,776        46,295        166,894        14,466
                                               ------------   -----------   ------------   -----------   ------------   -----------

    Net increase (decrease) in net assets ...       281,197        27,443        180,080        61,451        179,519        17,874


NET ASSETS:
    Beginning of year .......................        30,599         3,156         85,696        24,245         19,166         1,292
                                               ------------   -----------   ------------   -----------   ------------   -----------
    End of year .............................  $    311,796   $    30,599   $    265,776   $    85,696   $    198,685   $    19,166
                                               ============   ===========   ============   ===========   ============   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                    ALLIANCEBERNSTEIN
                                                 TECHNOLOGY PORTFOLIO -        GLOBAL GROWTH FUND -             GROWTH FUND -
                                                         CLASS B                  CLASS 2 SHARES               CLASS 2 SHARES
                                               --------------------------   --------------------------   --------------------------
                                                   2004          2003           2004          2003           2004          2003
                                                   ----          ----           ----          ----           ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $     (3,090)  $      (573)  $     (7,058)  $       (45)  $    (19,474)  $      (225)
  Realized gain (loss) ......................          (446)          144          2,030           166            160           909
  Change in unrealized gain (loss)
    on investments ..........................        16,590         7,896        128,822         1,233        419,780         3,485
                                               ------------   -----------   ------------   -----------   ------------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............        13,054         7,467        123,794         1,354        400,466         4,169
                                               ------------   -----------   ------------   -----------   ------------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............       266,731        90,430      1,410,565         1,243      4,716,042        58,710
  Participant transfers from other
    funding options .........................        30,335        11,198         89,381         6,559        287,045        35,530
  Administrative charges ....................           (28)          (21)           (66)           --           (158)           --
  Contract surrenders .......................        (6,733)       (1,135)       (36,802)         (180)       (21,505)       (5,363)
  Participant transfers to other
    funding options .........................      (126,639)         (795)       (19,639)          (81)       (45,022)      (30,768)
  Other payments to participants ............            --            --             --            --             --            --
                                               ------------   -----------   ------------   -----------   ------------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       163,666        99,677      1,443,439         7,541      4,936,402        58,109
                                               ------------   -----------   ------------   -----------   ------------   -----------

    Net increase (decrease) in net assets ...       176,720       107,144      1,567,233         8,895      5,336,868        62,278


NET ASSETS:
    Beginning of year .......................       117,322        10,178          8,895            --         62,278            --
                                               ------------   -----------   ------------   -----------   ------------   -----------
    End of year .............................  $    294,042   $   117,322   $  1,576,128   $     8,895   $  5,399,146   $    62,278
                                               ============   ===========   ============   ===========   ============   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

     GROWTH-INCOME FUND -           MUTUAL SHARES SECURITIES        TEMPLETON GROWTH SECURITIES
        CLASS 2 SHARES                FUND - CLASS 2 SHARES            FUND - CLASS 2 SHARES           APPRECIATION PORTFOLIO
------------------------------   ------------------------------   ------------------------------   -------------------------------
     2004            2003             2004            2003             2004            2003             2004             2003
     ----            ----             ----            ----             ----            ----             ----             ----

$        8,007   $         444   $      (20,187)  $      (3,130)  $      (11,730)  $        (269)  $      (82,297)  $     (393,355)
         1,540             138           23,809           1,006            7,633           5,293            6,529         (929,877)

       341,214           9,834          292,124         101,318          365,054          52,420        5,920,477       12,414,147
--------------   -------------   --------------   -------------   --------------   -------------   --------------   --------------


       350,761          10,416          295,746          99,194          360,957          57,444        5,844,709       11,090,915
--------------   -------------   --------------   -------------   --------------   -------------   --------------   --------------


     5,553,196         160,864        2,998,609         741,311        3,469,879         231,474       29,420,556        3,394,427

       256,214           9,829          178,122          20,816          220,625          33,982        3,560,574        3,332,210
          (135)             --             (309)            (77)            (233)            (42)         (60,973)         (59,931)
       (60,232)           (225)         (42,050)        (14,391)         (57,153)         (2,283)      (5,873,094)      (4,364,199)

       (42,581)           (736)        (423,736)        (36,440)        (324,818)        (79,583)      (1,322,489)      (2,932,728)
            --              --           (2,564)             --               --              --         (350,775)        (411,551)
--------------   -------------   --------------   -------------   --------------   -------------   --------------   --------------


     5,706,462         169,732        2,708,072         711,219        3,308,300         183,548       25,373,799       (1,041,772)
--------------   -------------   --------------   -------------   --------------   -------------   --------------   --------------

     6,057,223         180,148        3,003,818         810,413        3,669,257         240,992       31,218,508       10,049,143



       180,148              --          895,704          85,291          308,530          67,538       60,680,397       50,631,254
--------------   -------------   --------------   -------------   --------------   -------------   --------------   --------------
$    6,237,371   $     180,148   $    3,899,522   $     895,704   $    3,977,787   $     308,530   $   91,898,905   $   60,680,397
==============   =============   ==============   =============   ==============   =============   ==============   ==============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                OPPENHEIMER CAPITAL
                                                    FUNDAMENTAL VALUE         APPRECIATION FUND/VA -       OPPENHEIMER MAIN STREET
                                                        PORTFOLIO                 SERVICE SHARES          FUND/VA - SERVICE SHARES
                                               --------------------------   --------------------------   --------------------------
                                                   2004          2003           2004          2003           2004          2003
                                                   ----          ----           ----          ----           ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $   (230,665)  $  (136,832)  $     (6,723)  $      (988)  $     (9,134)  $    (2,612)
  Realized gain (loss) ......................     1,416,690      (161,042)           333           788          5,133           376
  Change in unrealized gain (loss)
    on investments ..........................     2,435,730     6,384,558         58,040        19,691         88,673        57,005
                                               ------------   -----------   ------------   -----------   ------------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............     3,621,755     6,086,684         51,650        19,491         84,672        54,769
                                               ------------   -----------   ------------   -----------   ------------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............    33,263,853     4,007,361        783,832        75,686        999,311       275,217
  Participant transfers from other
    funding options .........................     4,248,874     3,573,857         21,598         3,347         86,480        37,113
  Administrative charges ....................       (21,712)      (17,522)           (89)          (16)          (207)          (49)
  Contract surrenders .......................    (2,435,551)   (1,556,932)        (5,805)       (2,894)       (87,313)       (2,277)
  Participant transfers to other
    funding options .........................    (1,469,765)   (1,129,499)        (4,239)      (26,515)        (4,609)       (3,478)
  Other payments to participants ............      (114,793)     (130,411)        (2,639)           --             --            --
                                               ------------   -----------   ------------   -----------   ------------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......    33,470,906     4,746,854        792,658        49,608        993,662       306,526
                                               ------------   -----------   ------------   -----------   ------------   -----------

    Net increase (decrease) in net assets ...    37,092,661    10,833,538        844,308        69,099      1,078,334       361,295


NET ASSETS:
    Beginning of year .......................    25,439,644    14,606,106        118,775        49,676        381,188        19,893
                                               ------------   -----------   ------------   -----------   ------------   -----------
    End of year .............................  $ 62,532,305   $25,439,644   $    963,083   $   118,775   $  1,459,522   $   381,188
                                               ============   ===========   ============   ===========   ============   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

 PIONEER FUND VCT PORTFOLIO -       PIONEER MID CAP VALUE VCT          PUTNAM VT INTERNATIONAL          PUTNAM VT SMALL CAP VALUE
        CLASS II SHARES            PORTFOLIO - CLASS II SHARES      EQUITY FUND - CLASS IB SHARES        FUND - CLASS IB SHARES
------------------------------   -------------------------------   -------------------------------   ------------------------------
    2004             2003             2004             2003             2004             2003             2004            2003
    ----             ----             ----             ----             ----             ----             ----            ----

$      (1,550)  $         (339)  $      (18,200)  $       (2,214)  $       (6,251)  $       (1,091)  $      (17,484)  $      (3,835)
          339              194           13,808            4,466            3,399            3,563           27,458           1,934

       33,917           12,097          324,826           53,469          106,479           27,165          368,929         137,502
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------


       32,706           11,952          320,434           55,721          103,627           29,637          378,903         135,601
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------


      326,574           32,548        1,993,317          137,215          665,222          133,226        1,979,721         157,692

       24,770           44,187          495,911           66,351           15,868           15,232          232,678          41,623
          (27)              (3)            (193)             (69)             (44)              (5)            (230)           (117)
       (1,871)          (2,038)         (72,801)         (17,193)         (15,943)          (1,170)         (66,508)         (9,998)

       (2,909)          (6,104)         (54,325)         (24,258)         (28,488)         (27,000)        (120,757)         (6,922)
           --               --               --               --               --               --               --              --
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------


      346,537           68,590        2,361,909          162,046          636,615          120,283        2,024,904         182,278
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------

      379,243           80,542        2,682,343          217,767          740,242          149,920        2,403,807         317,879



      108,592           28,050          262,326           44,559          152,648            2,728          416,269          98,390
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------
$     487,835   $      108,592   $    2,944,669   $      262,326   $      892,890   $      152,648   $    2,820,076   $     416,269
=============   ==============   ==============   ==============   ==============   ==============   ==============   =============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                             SELECT HIGH GROWTH
                                                SELECT BALANCED PORTFOLIO      SELECT GROWTH PORTFOLIO            PORTFOLIO
                                               ---------------------------   --------------------------   -------------------------
                                                    2004          2003           2004          2003           2004          2003
                                                    ----          ----           ----          ----           ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $    309,172   $    278,099   $     36,098   $    41,308   $   (88,352)  $   (61,715)
  Realized gain (loss) ......................       (14,726)      (441,638)      (226,079)     (767,621)     (102,316)     (534,437)
  Change in unrealized gain (loss)
    on investments ..........................     1,381,997      4,200,896      1,366,096     4,440,693       985,866     2,968,124
                                               ------------   ------------   ------------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............     1,676,443      4,037,357      1,176,115     3,714,380       795,198     2,371,972
                                               ------------   ------------   ------------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............     5,371,019        873,436      1,061,135       202,513       725,721       225,105
  Participant transfers from other
    funding options .........................     1,015,849      1,200,047        219,231       185,811        70,764        72,218
  Administrative charges ....................       (18,169)       (18,649)       (15,610)      (16,824)      (10,713)      (11,336)
  Contract surrenders .......................    (2,075,446)    (2,581,267)    (1,145,220)   (1,216,076)     (533,825)     (801,289)
  Participant transfers to other
    funding options .........................      (533,891)      (853,579)      (206,617)     (486,424)     (141,957)     (402,639)
  Other payments to participants ............      (400,324)      (802,341)       (95,451)      (96,634)      (10,526)      (23,945)
                                               ------------   ------------   ------------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     3,359,038     (2,182,353)      (182,532)   (1,427,634)       99,464      (941,886)
                                               ------------   ------------   ------------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...     5,035,481      1,855,004        993,583     2,286,746       894,662     1,430,086


NET ASSETS:
    Beginning of year .......................    24,932,088     23,077,084     16,532,442    14,245,696     8,721,190     7,291,104
                                               ------------   ------------   ------------   -----------   -----------   -----------
    End of year .............................  $ 29,967,569   $ 24,932,088   $ 17,526,025   $16,532,442   $ 9,615,852   $ 8,721,190
                                               ============   ============   ============   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                          SMITH BARNEY PREMIER
         SB GOVERNMENT                SMITH BARNEY DIVIDEND            SMITH BARNEY GROWTH AND             SELECTIONS ALL CAP
      PORTFOLIO - CLASS A              STRATEGY PORTFOLIO                 INCOME PORTFOLIO                  GROWTH PORTFOLIO
------------------------------   -------------------------------   -------------------------------   ------------------------------
     2004             2003             2004             2003             2004             2003             2004            2003
     ----             ----             ----             ----             ----             ----             ----            ----

$     483,711   $      234,180   $      (51,115)  $      (98,147)  $       (9,368)  $      (53,340)  $      (52,966)  $     (47,360)
      (13,002)          27,104         (184,619)        (426,781)          14,869         (140,622)         (56,116)       (176,659)

     (200,437)        (404,930)         485,096        2,533,022          930,675        1,980,969          155,918       1,175,423
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------


      270,272         (143,646)         249,362        2,008,094          936,176        1,787,007           46,836         951,404
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------


    7,549,757        5,469,337        1,751,000          377,909        5,999,467        1,938,155          356,372          61,024

    2,111,490        5,735,100          388,804          594,098          691,752        1,288,041           84,139         105,741
       (7,901)          (8,649)          (9,629)         (10,229)          (5,969)          (5,236)          (3,470)         (3,864)
   (1,688,107)      (1,365,667)        (621,121)        (684,616)      (1,137,951)        (624,508)        (310,211)       (268,366)

   (2,354,240)      (5,132,115)        (640,858)        (394,911)        (230,818)        (466,877)        (132,940)       (210,839)
     (229,277)        (101,295)         (19,823)        (112,620)         (26,961)         (72,515)          (2,901)         (5,163)
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------


    5,381,722        4,596,711          848,373         (230,369)       5,289,520        2,057,060           (9,011)       (321,467)
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------

    5,651,994        4,453,065        1,097,735        1,777,725        6,225,696        3,844,067           37,825         629,937



   13,593,865        9,140,800       11,286,403        9,508,678        9,231,277        5,387,210        3,815,911       3,185,974
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------
$  19,245,859   $   13,593,865   $   12,384,138   $   11,286,403   $   15,456,973   $    9,231,277   $    3,853,736   $   3,815,911
=============   ==============   ==============   ==============   ==============   ==============   ==============   =============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                   MULTIPLE DISCIPLINE           MULTIPLE DISCIPLINE         MULTIPLE DISCIPLINE
                                                   PORTFOLIO - ALL CAP          PORTFOLIO - BALANCED         PORTFOLIO - GLOBAL
                                                    GROWTH AND VALUE          ALL CAP GROWTH AND VALUE    ALL CAP GROWTH AND VALUE
                                               ---------------------------   --------------------------   -------------------------
                                                   2004           2003           2004          2003          2004          2003
                                                   ----           ----           ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $     (2,365)  $         --   $      3,407   $        --   $      (873)  $        --
  Realized gain (loss) ......................         5,905             --          2,275            --         2,144            --
  Change in unrealized gain (loss)
    on investments ..........................        87,713             --         33,893            --        39,323            --
                                               ------------   ------------   ------------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............        91,253             --         39,575            --        40,594            --
                                               ------------   ------------   ------------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............     1,492,716             --      1,036,862            --       690,047            --
  Participant transfers from other
    funding options .........................        30,418             --        137,812            --        43,495            --
  Administrative charges ....................           (16)            --            (43)           --           (21)           --
  Contract surrenders .......................        (1,982)            --           (502)           --        (6,674)           --
  Participant transfers to other
    funding options .........................       (11,373)            --         (1,100)           --       (17,770)           --
  Other payments to participants ............            --             --             --            --            --            --
                                               ------------   ------------   ------------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     1,509,763             --      1,173,029            --       709,077            --
                                               ------------   ------------   ------------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...     1,601,016             --      1,212,604            --       749,671            --


NET ASSETS:
    Beginning of year .......................            --             --             --            --            --            --
                                               ------------   ------------   ------------   -----------   -----------   -----------
    End of year .............................  $  1,601,016   $         --   $  1,212,604   $        --   $   749,671   $        --
                                               ============   ============   ============   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

      MULTIPLE DISCIPLINE
     PORTFOLIO - LARGE CAP           CONVERTIBLE SECURITIES            MERRILL LYNCH LARGE CAP                 MFS MID CAP
       GROWTH AND VALUE                     PORTFOLIO                      CORE PORTFOLIO                   GROWTH PORTFOLIO
------------------------------   -------------------------------   -------------------------------   ------------------------------
     2004             2003             2004             2003             2004             2003             2004            2003
     ----             ----             ----             ----             ----             ----             ----            ----

$       2,939   $           --   $       81,146   $        7,103   $      (84,147)  $      (67,751)  $     (209,603)  $    (180,974)
        7,160               --            5,474            2,166         (510,399)        (916,619)      (1,502,990)     (2,646,933)

       20,228               --          123,931           22,342        1,890,226        2,624,595        3,492,163       6,686,224
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------


       30,327               --          210,551           31,611        1,295,680        1,640,225        1,779,570       3,858,317
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------


      631,280               --        5,471,665          216,362          167,091          263,024        1,119,310         237,687

       53,147               --          390,716          133,910           93,760          105,358          466,634         413,236
           (5)              --             (335)             (38)         (12,762)         (13,814)         (18,550)        (20,028)
         (155)              --          (82,935)         (10,510)      (1,033,143)        (749,730)      (1,332,828)       (885,620)

      (10,325)              --         (223,677)         (35,259)        (342,795)        (640,061)        (712,673)       (960,480)
           --               --               --               --          (59,053)         (45,325)         (40,372)        (74,211)
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------


      673,942               --        5,555,434          304,465       (1,186,902)      (1,080,548)        (518,479)     (1,289,416)
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------

      704,269               --        5,765,985          336,076          108,778          559,677        1,261,091       2,568,901



           --               --          356,814           20,738        9,872,592        9,312,915       14,548,303      11,979,402
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------
$     704,269   $           --   $    6,122,799   $      356,814   $    9,981,370   $    9,872,592   $   15,809,394   $  14,548,303
=============   ==============   ==============   ==============   ==============   ==============   ==============   =============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                    SOCIAL AWARENESS            EQUITY AND INCOME            MFS TOTAL RETURN
                                                     STOCK PORTFOLIO          PORTFOLIO - CLASS II               PORTFOLIO
                                               --------------------------   -------------------------   ---------------------------
                                                   2004          2003           2004         2003           2004           2003
                                                   ----          ----           ----         ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..............  $    (21,254)  $   (24,085)  $    (79,846)  $      180   $    571,948   $    237,584
  Realized gain (loss) ......................       (21,378)     (140,619)        13,844          377      1,078,860       (165,756)
  Change in unrealized gain (loss)
    on investments ..........................       268,564       847,641        942,244        6,734      1,671,078      3,245,516
                                               ------------   -----------   ------------   ----------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .............       225,932       682,937        876,242        7,291      3,321,886      3,317,344
                                               ------------   -----------   ------------   ----------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............     1,202,372       336,673     12,898,673       92,391     11,557,042      2,120,098
  Participant transfers from other
    funding options .........................       126,848       208,494        638,761       26,597      2,607,129      3,314,885
  Administrative charges ....................        (2,966)       (3,067)          (471)          (3)       (19,295)       (18,252)
  Contract surrenders .......................      (264,957)     (289,504)      (171,630)        (674)    (2,909,355)    (1,842,563)
  Participant transfers to other
    funding options .........................       (35,762)     (271,546)      (549,782)        (163)      (686,245)    (1,233,014)
  Other payments to participants ............        (5,628)      (16,253)            --           --       (148,272)      (235,355)
                                               ------------   -----------   ------------   ----------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     1,019,907       (35,203)    12,815,551      118,148     10,401,004      2,105,799
                                               ------------   -----------   ------------   ----------   ------------   ------------

    Net increase (decrease) in net assets ...     1,245,839       647,734     13,691,793      125,439     13,722,890      5,423,143


NET ASSETS:
    Beginning of year .......................     3,260,996     2,613,262        125,439           --     26,804,715     21,381,572
                                               ------------   -----------   ------------   ----------   ------------   ------------
    End of year .............................  $  4,506,835   $ 3,260,996   $ 13,817,232   $  125,439   $ 40,527,605   $ 26,804,715
                                               ============   ===========   ============   ==========   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       PIONEER STRATEGIC            SB ADJUSTABLE RATE INCOME               SMITH BARNEY                      SMITH BARNEY
       INCOME PORTFOLIO            PORTFOLIO - CLASS I SHARES        AGGRESSIVE GROWTH PORTFOLIO          HIGH INCOME PORTFOLIO
------------------------------   -------------------------------   -------------------------------   ------------------------------
     2004             2003             2004             2003             2004             2003             2004            2003
     ----             ----             ----             ----             ----             ----             ----            ----

$     457,709   $           --   $        7,198   $           --   $     (821,957)  $     (495,233)  $    1,545,867   $     707,516
        1,861               --              256               --          262,642         (647,537)         (88,605)       (373,999)

      (43,585)              --           (9,261)              --        6,118,286       11,021,708           74,925       2,053,529
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------


      415,985               --           (1,807)              --        5,558,971        9,878,938        1,532,187       2,387,046
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------


    7,496,386               --        1,430,060               --       30,091,000        3,650,374        9,349,271       1,695,464

      273,094               --           39,244               --        3,256,852        3,106,536        1,196,310       2,071,745
         (223)              --              (22)              --          (46,427)         (43,584)          (8,210)         (7,551)
     (105,534)              --           (4,225)              --       (3,557,904)      (2,315,647)      (1,461,639)       (969,790)

     (295,894)              --          (84,373)              --       (1,876,103)      (1,713,012)        (891,510)     (1,113,749)
           --               --               --               --         (295,470)        (210,909)         (63,279)         (4,264)
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------


    7,367,829               --        1,380,684               --       27,571,948        2,473,758        8,120,943       1,671,855
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------

    7,783,814               --        1,378,877               --       33,130,919       12,352,696        9,653,130       4,058,901



           --               --               --               --       42,425,763       30,073,067       12,663,742       8,604,841
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------
$   7,783,814   $           --   $    1,378,877   $           --   $   75,556,682   $   42,425,763   $   22,316,872   $  12,663,742
=============   ==============   ==============   ==============   ==============   ==============   ==============   =============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                SMITH BARNEY
                                               SMITH BARNEY INTERNATIONAL          SMITH BARNEY             LARGE CAPITALIZATION
                                                ALL CAP GROWTH PORTFOLIO     LARGE CAP VALUE PORTFOLIO        GROWTH PORTFOLIO
                                               --------------------------   ---------------------------   -------------------------
                                                   2004          2003           2004           2003          2004          2003
                                                   ----          ----           ----           ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $    (40,284)  $   (26,855)  $     93,867   $     56,659   $   (37,033)  $   (15,823)
  Realized gain (loss) ......................      (321,359)     (733,779)      (267,903)      (806,866)        7,030        73,090
  Change in unrealized gain (loss)
    on investments ..........................     1,864,688     2,589,452      1,890,038      4,850,091        96,296       350,427
                                               ------------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............     1,503,045     1,828,818      1,716,002      4,099,884        66,293       407,694
                                               ------------   -----------   ------------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............     1,299,346       300,996        705,725        353,626     3,826,330       401,873
  Participant transfers from other
    funding options .........................       324,276       249,334        320,521        401,820       612,395     1,143,692
  Administrative charges ....................       (10,431)      (10,695)       (18,311)       (18,989)       (1,995)       (1,068)
  Contract surrenders .......................      (803,092)     (594,468)    (1,625,784)    (1,467,006)     (293,623)     (214,920)
  Participant transfers to other
    funding options .........................      (338,016)     (467,369)      (504,637)      (722,187)     (145,094)     (501,328)
  Other payments to participants ............        (9,359)       (9,558)      (145,651)       (48,461)      (14,787)           --
                                               ------------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       462,724      (531,760)    (1,268,137)    (1,501,197)    3,983,226       828,249
                                               ------------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets ...     1,965,769     1,297,058        447,865      2,598,687     4,049,519     1,235,943


NET ASSETS:
    Beginning of year .......................     8,869,906     7,572,848     19,705,360     17,106,673     1,723,803       487,860
                                               ------------   -----------   ------------   ------------   -----------   -----------
    End of year .............................  $ 10,835,675   $ 8,869,906   $ 20,153,225   $ 19,705,360   $ 5,773,322   $ 1,723,803
                                               ============   ===========   ============   ============   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

     SMITH BARNEY MID CAP                 SMITH BARNEY                        TRAVELERS                   COMSTOCK PORTFOLIO -
        CORE PORTFOLIO               MONEY MARKET PORTFOLIO           MANAGED INCOME PORTFOLIO               CLASS II SHARES
------------------------------   -------------------------------   -------------------------------   ------------------------------
     2004             2003             2004             2003             2004             2003             2004            2003
     ----             ----             ----             ----             ----             ----             ----            ----

$     (64,796)  $      (33,576)  $      (91,578)  $     (147,480)  $      427,047   $       67,206   $     (194,188)  $     (81,103)
       17,172          (14,471)              --               --            1,871            2,994           33,535        (195,417)

      599,203          656,316               --               --         (308,140)         (22,444)       3,850,803       3,548,358
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------


      551,579          608,269          (91,578)        (147,480)         120,778           47,756        3,690,150       3,271,838
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------


    2,966,549          262,486       10,154,123        2,326,428       10,207,548        1,526,077       13,600,326       1,681,404

      484,662          405,696        1,404,513        2,801,296        1,327,745          572,631        2,199,780       1,580,517
       (3,550)          (2,989)          (9,249)         (11,693)          (1,054)            (303)         (12,298)        (10,515)
     (269,516)        (151,242)      (2,757,860)      (3,119,649)        (499,270)         (46,528)      (1,884,951)       (935,238)

     (164,316)        (140,424)      (8,557,284)      (9,578,709)      (1,486,813)        (224,077)        (819,406)     (1,110,423)
       (3,038)         (54,808)        (220,150)         (98,999)          (9,175)              --          (40,315)       (107,711)
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------


    3,010,791          318,719           14,093       (7,681,326)       9,538,981        1,827,800       13,043,136       1,098,034
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------

    3,562,370          926,988          (77,485)      (7,828,806)       9,659,759        1,875,556       16,733,286       4,369,872



    2,915,556        1,988,568       16,181,653       24,010,459        2,067,243          191,687       15,430,965      11,061,093
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------
$   6,477,926   $    2,915,556   $   16,104,168   $   16,181,653   $   11,727,002   $    2,067,243   $   32,164,251   $  15,430,965
=============   ==============   ==============   ==============   ==============   ==============   ==============   =============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                  GROWTH AND INCOME             SMITH BARNEY
                                               EMERGING GROWTH PORTFOLIO -           PORTFOLIO -              SMALL CAP GROWTH
                                                     CLASS II SHARES               CLASS II SHARES         OPPORTUNITIES PORTFOLIO
                                               ---------------------------   --------------------------   -------------------------
                                                   2004           2003           2004          2003          2004          2003
                                                   ----           ----           ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $   (188,563)  $   (144,087)  $   (119,107)  $   (76,195)  $   (35,547)  $   (22,826)
  Realized gain (loss) ......................      (473,698)      (916,536)        94,897      (103,926)       89,711       (40,648)
  Change in unrealized gain (loss)
    on investments ..........................     1,402,202      3,288,879      1,981,120     2,698,411       359,923       631,516
                                               ------------   ------------   ------------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............       739,941      2,228,256      1,956,910     2,518,290       414,087       568,042
                                               ------------   ------------   ------------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............     3,616,745        973,005      5,262,872     1,658,457       954,008       107,172
  Participant transfers from other
    funding options .........................       462,523      1,350,634      1,266,637     1,659,229       275,200       199,572
  Administrative charges ....................       (11,479)       (11,882)        (8,124)       (7,527)       (2,256)       (2,138)
  Contract surrenders .......................    (1,249,402)      (686,569)    (1,442,632)     (880,142)     (155,430)     (126,494)
  Participant transfers to other
    funding options .........................      (875,529)      (847,940)      (739,519)     (977,742)     (160,275)     (103,718)
  Other payments to participants ............        (5,193)       (22,631)       (62,518)      (71,461)           --            --
                                               ------------   ------------   ------------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     1,937,665        754,617      4,276,716     1,380,814       911,247        74,394
                                               ------------   ------------   ------------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...     2,677,606      2,982,873      6,233,626     3,899,104     1,325,334       642,436


NET ASSETS:
    Beginning of year .......................    12,048,390      9,065,517     12,873,600     8,974,496     2,078,132     1,435,696
                                               ------------   ------------   ------------   -----------   -----------   -----------
    End of year .............................  $ 14,725,996   $ 12,048,390   $ 19,107,226   $12,873,600   $ 3,403,466   $ 2,078,132
                                               ============   ============   ============   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

  EQUITY - INCOME PORTFOLIO -          GROWTH PORTFOLIO -                MID CAP PORTFOLIO -
        SERVICE CLASS 2                  SERVICE CLASS 2                   SERVICE CLASS 2                      COMBINED
------------------------------   -------------------------------   -------------------------------   ------------------------------
     2004             2003             2004             2003             2004             2003             2004            2003
     ----             ----             ----             ----             ----             ----             ----            ----

$      (8,280)  $         (151)  $       (3,645)  $         (613)  $      (21,879)  $       (1,663)  $    1,362,068   $    (495,682)
        1,672              141            1,508              119            7,146           (1,702)        (624,102)    (11,157,398)

      117,014            7,852           18,605           11,322          467,269           42,967       43,100,228      81,361,688
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------


      110,406            7,842           16,468           10,828          452,536           39,602       43,838,194      69,708,608
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------


    1,419,692           40,382          298,138           35,751        2,725,529           51,771      252,915,957      37,062,379

      216,866           25,748           71,999            5,677          306,166           83,719       32,990,478      36,278,021
          (85)              (7)             (77)             (13)            (187)             (54)        (344,398)       (336,884)
      (56,593)              --          (38,500)              --         (124,292)         (15,379)     (38,442,651)    (28,830,171)

      (65,666)            (105)          (1,540)          (1,056)        (160,054)         (15,045)     (27,991,818)    (32,911,142)
           --               --               --               --               --               --       (2,378,294)     (2,756,421)
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------


    1,514,214           66,018          330,020           40,359        2,747,162          105,012      216,749,274       8,505,782
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------

    1,624,620           73,860          346,488           51,187        3,199,698          144,614      260,587,468      78,214,390



       75,591            1,731           73,773           22,586          203,210           58,596      381,686,899     303,472,509
-------------   --------------   --------------   --------------   --------------   --------------   --------------   -------------
$   1,700,211   $       75,591   $      420,261   $       73,773   $    3,402,908   $      203,210   $  642,274,367   $ 381,686,899
=============   ==============   ==============   ==============   ==============   ==============   ==============   =============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Separate Account PF for Variable Annuities ("Separate Account PF") is a separate account of The Travelers Insurance Company ("The
     Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account PF is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account PF is comprised of the Travelers Life & Annuity PrimElite Annuity and Travelers Life & Annuity PrimElite II Annuity products.

     Participant purchase payments applied to Separate Account PF are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account PF were:

          AIM Variable Insurance Funds, Inc., Delaware business trust
              AIM V.I. Capital Appreciation Fund - Series II
              AIM V.I. Premier Equity Fund - Series II
          AllianceBernstein Variable Product Series Fund, Inc.,
                Maryland business trust
              AllianceBernstein Premier Growth Portfolio - Class B AllianceBernstein Technology Portfolio - Class B
          American Funds Insurance Series, Massachusetts business trust
              Global Growth Fund - Class 2 Shares
              Growth Fund - Class 2 Shares
              Growth-Income Fund - Class 2 Shares
          Franklin Templeton Variable Insurance Products Trust,
                Massachusetts business trust
              Mutual Shares Securities Fund - Class 2 Shares
              Templeton Growth Securities Fund - Class 2 Shares
          Greenwich Street Series Fund, Massachusetts business trust,
                Affiliate of The Company
              Appreciation Portfolio
              Fundamental Value Portfolio
          Oppenheimer Variable Account Funds, Massachusetts business trust
              Oppenheimer Capital Appreciation Fund/VA - Service Shares Oppenheimer Main Street Fund/VA - Service Shares
          Pioneer Variable Contracts Trust, Massachusetts business trust
              Pioneer Fund VCT Portfolio - Class II Shares
              Pioneer Mid Cap Value VCT Portfolio - Class II Shares
          Putnam Variable Trust, Massachusetts business trust
              Putnam VT International Equity Fund - Class IB Shares
              Putnam VT Small Cap Value Fund - Class IB Shares
          Smith Barney Allocation Series Inc., Maryland business trust,
                Affiliate of The Company
              Select Balanced Portfolio
              Select Growth Portfolio
              Select High Growth Portfolio
          Smith Barney Investment Series, Massachusetts business trust,
                Affiliate of The Company
              SB Government Portfolio - Class A
              Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney
                Large Cap Core Portfolio)
              Smith Barney Growth and Income Portfolio
              Smith Barney Premier Selections All Cap Growth Portfolio
          Smith Barney Multiple Discipline Trust, Massachusetts business trust,
                Affiliate of The Company
              Multiple Discipline Portfolio - All Cap Growth and Value
              Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
          The Travelers Series Trust, Massachusetts business trust,
               Affiliate of The Company
              Convertible Securities Portfolio
              Merrill Lynch Large Cap Core Portfolio
              MFS Mid Cap Growth Portfolio
              Social Awareness Stock Portfolio

   The Universal Institutional Funds, Inc., Maryland business trust
       Equity and Income Portfolio - Class II
   Travelers Series Fund Inc., Maryland business trust, Affiliate of The Company
       MFS Total Return Portfolio
       Pioneer Strategic Income Portfolio
       SB Adjustable Rate Income Portfolio - Class I Shares
       Smith Barney Aggressive Growth Portfolio
       Smith Barney High Income Portfolio
       Smith Barney International All Cap Growth Portfolio
       Smith Barney Large Cap Value Portfolio
       Smith Barney Large Capitalization Growth Portfolio
       Smith Barney Mid Cap Core Portfolio
       Smith Barney Money Market Portfolio
       Travelers Managed Income Portfolio
   Van Kampen Life Investment Trust, Delaware business trust
       Comstock Portfolio - Class II Shares
       Emerging Growth Portfolio - Class II Shares
       Growth and Income Portfolio - Class II Shares
   Variable Annuity Portfolios, Massachusetts business trust,
         Affiliate of The Company
       Smith Barney Small Cap Growth Opportunities Portfolio
   Variable Insurance Products Fund, Massachusetts business trust
       Equity - Income Portfolio - Service Class 2
       Growth Portfolio - Service Class 2
   Variable Insurance Products Fund III, Massachusetts business trust
       Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account PF in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account PF form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account PF. Separate Account PF is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account PF adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments were $250,634,797 and $29,766,244, respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $637,718,260 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $33,087,819. Gross unrealized depreciation for all investments at December 31, 2004 was $28,544,616.

3.   CONTRACT CHARGES

     The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

     - Mortality and Expense Risks assumed by The Company (M&E)

     - Administrative fees paid for administrative expenses (ADM)

     - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)

     Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option.

     -------------------------------------------------------------------------------------------------------------------------------
     SEPARATE ACCOUNT                          PF
     -------------------------------------------------------------------------------------------------------------------------------
                                                                                       Asset-based Charges
                                                                                   -------------------------------------------------
            Separate Account Charge (1)                                                                       Optional      Total
                                                                                                            -------------
             (as identified in Note 5)         Product                                 M&E          ADM        E.S.P.       Charge
     -------------------------------------------------------------------------------------------------------------------------------

     Separate Account Charge 1.40%             PrimElite                              1.25%        0.15%                    1.40%

     Separate Account Charge 1.65%             PrimElite II                           1.50%        0.15%                    1.65%

     Separate Account Charge 1.90%             PrimElite II                           1.50%        0.15%       0.25%        1.90%

     -------------------------------------------------------------------------------------------------------------------------------

     (1)  Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units  across all  sub-accounts  within the Separate  Account,  it will not be displayed in
          Note 5.

     -------------------------------------------------------------------------------------------------------------------------------

     In addition to the above, there is an annual contract administrative charge of $30 (prorated for partial periods) assessed through the redemption of units.

     No sales charges are deducted from participant purchase payments when they are received. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the contract for eight years. The maximum charge, applied to the amount withdrawn, is 8% decreasing to 0% in years nine and later and assessed through the redemption of units.

     Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. The maximum charge, applied to the amount withdrawn, is 8% decreasing to 0% in years nine and later and assessed through the redemption of units.

     Contract withdrawal/surrender payments for PF include $1,227,332 and $983,633 for the years ended December 31, 2004 and 2003, respectively, and are included in contract surrenders on the Statement of Changes in Net Assets.

     For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4.   SUBSEQUENT EVENT NOTE

     On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an

     Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

     The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to `inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

     Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5.   NET CONTRACT OWNERS' EQUITY

                                                                                                DECEMBER 31, 2004
                                                                                    -----------------------------------------

                                                                                    ACCUMULATION       UNIT
                                                                                       UNITS           VALUE       NET ASSETS
                                                                                    ------------     ---------     ----------
     AIM Variable Insurance Funds, Inc.
       AIM V.I. Capital Appreciation Fund - Series II
         Separate Account Charges 1.40% .......................................               --     $   1.214     $       --
         Separate Account Charges 1.65% .......................................          211,974         0.986        208,998
         Separate Account Charges 1.90% .......................................          105,046         0.979        102,798
         AIM V.I. Premier Equity Fund - Series II
         Separate Account Charges 1.40% .......................................               --         1.166             --
         Separate Account Charges 1.65% .......................................          145,850         0.872        127,152
         Separate Account Charges 1.90% .......................................          160,205         0.865        138,624

     AllianceBernstein Variable Product Series Fund, Inc.
       AllianceBernstein Premier Growth Portfolio - Class B
         Separate Account Charges 1.40% .......................................               --         1.182             --
         Separate Account Charges 1.65% .......................................          149,949         0.877        131,555
         Separate Account Charges 1.90% .......................................           77,090         0.871         67,130
       AllianceBernstein Technology Portfolio - Class B
         Separate Account Charges 1.40% .......................................               --         1.247             --
         Separate Account Charges 1.65% .......................................          349,075         0.822        287,098
         Separate Account Charges 1.90% .......................................            8,507         0.816          6,944

     American Funds Insurance Series
       Global Growth Fund - Class 2 Shares
         Separate Account Charges 1.40% .......................................               --         1.450             --
         Separate Account Charges 1.65% .......................................          989,563         1.444      1,428,790
         Separate Account Charges 1.90% .......................................          102,470         1.438        147,338
       Growth Fund - Class 2 Shares
         Separate Account Charges 1.40% .......................................               --         1.385             --
         Separate Account Charges 1.65% .......................................        3,552,042         1.379      4,897,837
         Separate Account Charges 1.90% .......................................          365,081         1.373        501,309
       Growth-Income Fund - Class 2 Shares
         Separate Account Charges 1.40% .......................................               --         1.364             --
         Separate Account Charges 1.65% .......................................        4,227,825         1.358      5,742,036
         Separate Account Charges 1.90% .......................................          366,232         1.353        495,335

     Franklin Templeton Variable Insurance Products Trust
       Mutual Shares Securities Fund - Class 2 Shares
         Separate Account Charges 1.40% .......................................               --         1.263             --
         Separate Account Charges 1.65% .......................................        3,039,535         1.184      3,599,070
         Separate Account Charges 1.90% .......................................          255,649         1.175        300,452
       Templeton Growth Securities Fund - Class 2 Shares
         Separate Account Charges 1.40% .......................................               --         1.359             --
         Separate Account Charges 1.65% .......................................        3,142,541         1.187      3,731,170
         Separate Account Charges 1.90% .......................................          209,269         1.178        246,617

     Greenwich Street Series Fund
       Appreciation Portfolio
         Separate Account Charges 1.40% .......................................       49,175,452         1.147     56,422,940
         Separate Account Charges 1.65% .......................................       29,591,957         1.082     32,018,674
         Separate Account Charges 1.90% .......................................        3,219,651         1.074      3,457,291

                                                                                                DECEMBER 31, 2004
                                                                                    -----------------------------------------

                                                                                    ACCUMULATION       UNIT
                                                                                       UNITS           VALUE       NET ASSETS
                                                                                    ------------     ---------     ----------
     Greenwich Street Series Fund (continued)
       Fundamental Value Portfolio
         Separate Account Charges 1.40% .......................................       19,637,645     $   1.042     $20,466,196
         Separate Account Charges 1.65% .......................................       33,185,395         1.142     37,902,701
         Separate Account Charges 1.90% .......................................        3,672,945         1.134      4,163,408

     Oppenheimer Variable Account Funds
       Oppenheimer Capital Appreciation Fund/VA - Service Shares
         Separate Account Charges 1.40% .......................................               --         1.213             --
         Separate Account Charges 1.65% .......................................          778,637         0.966        752,494
         Separate Account Charges 1.90% .......................................          219,545         0.959        210,589
       Oppenheimer Main Street Fund/VA - Service Shares
         Separate Account Charges 1.40% .......................................               --         1.226             --
         Separate Account Charges 1.65% .......................................        1,202,095         1.061      1,275,757
         Separate Account Charges 1.90% .......................................          174,458         1.053        183,765

     Pioneer Variable Contracts Trust
       Pioneer Fund VCT Portfolio - Class II Shares
         Separate Account Charges 1.40% .......................................               --         1.241             --
         Separate Account Charges 1.65% .......................................          353,741         1.048        370,704
         Separate Account Charges 1.90% .......................................          112,612         1.040        117,131
       Pioneer Mid Cap Value VCT Portfolio - Class II Shares
         Separate Account Charges 1.40% .......................................               --         1.454             --
         Separate Account Charges 1.65% .......................................        1,790,106         1.414      2,531,097
         Separate Account Charges 1.90% .......................................          294,695         1.403        413,572

     Putnam Variable Trust
       Putnam VT International Equity Fund - Class IB Shares
         Separate Account Charges 1.40% .......................................               --         1.350             --
         Separate Account Charges 1.65% .......................................          665,064         1.166        775,240
         Separate Account Charges 1.90% .......................................          101,689         1.157        117,650
       Putnam VT Small Cap Value Fund - Class IB Shares
         Separate Account Charges 1.40% .......................................               --         1.596             --
         Separate Account Charges 1.65% .......................................        1,706,259         1.476      2,518,820
         Separate Account Charges 1.90% .......................................          205,603         1.465        301,256

     Smith Barney Allocation Series Inc. ..................................
       Select Balanced Portfolio
         Separate Account Charges 1.40% .......................................       19,083,860         1.250     23,854,843
         Separate Account Charges 1.65% .......................................        4,808,815         1.166      5,607,619
         Separate Account Charges 1.90% .......................................          436,460         1.157        505,107
       Select Growth Portfolio
         Separate Account Charges 1.40% .......................................       15,052,628         1.091     16,416,056
         Separate Account Charges 1.65% .......................................          942,245         1.112      1,048,262
         Separate Account Charges 1.90% .......................................           55,891         1.104         61,707
       Select High Growth Portfolio
         Separate Account Charges 1.40% .......................................        8,041,612         1.107      8,902,542
         Separate Account Charges 1.65% .......................................          621,593         1.108        688,876
         Separate Account Charges 1.90% .......................................           22,216         1.100         24,434

                                                                                                DECEMBER 31, 2004
                                                                                    -----------------------------------------

                                                                                    ACCUMULATION       UNIT
                                                                                       UNITS           VALUE       NET ASSETS
                                                                                    ------------     ---------     ----------
     Smith Barney Investment Series
       SB Government Portfolio - Class A
         Separate Account Charges 1.40% .......................................        4,629,962     $   1.239     $5,737,440
         Separate Account Charges 1.65% .......................................       11,427,224         1.078     12,316,937
         Separate Account Charges 1.90% .......................................        1,113,834         1.070      1,191,482
       Smith Barney Dividend Strategy Portfolio
         Separate Account Charges 1.40% .......................................       14,589,950         0.681      9,934,918
         Separate Account Charges 1.65% .......................................        2,303,940         0.907      2,089,557
         Separate Account Charges 1.90% .......................................          399,585         0.900        359,663
       Smith Barney Growth and Income Portfolio
         Separate Account Charges 1.40% .......................................        8,079,669         0.858      6,931,579
         Separate Account Charges 1.65% .......................................        7,189,671         1.061      7,630,036
         Separate Account Charges 1.90% .......................................          850,123         1.053        895,358
       Smith Barney Premier Selections All Cap Growth Portfolio
         Separate Account Charges 1.40% .......................................        4,067,216         0.860      3,497,786
         Separate Account Charges 1.65% .......................................          283,449         0.969        274,752
         Separate Account Charges 1.90% .......................................           84,407         0.962         81,198

     Smith Barney Multiple Discipline Trust
       Multiple Discipline Portfolio - All Cap Growth and Value
         Separate Account Charges 1.40% .......................................               --         1.005             --
         Separate Account Charges 1.65% .......................................        1,521,728         1.003      1,525,544
         Separate Account Charges 1.90% .......................................           75,446         1.000         75,472
       Multiple Discipline Portfolio - Balanced All Cap Growth and Value
         Separate Account Charges 1.40% .......................................               --         1.001             --
         Separate Account Charges 1.65% .......................................        1,071,806         0.999      1,070,611
         Separate Account Charges 1.90% .......................................          142,461         0.997        141,993
       Multiple Discipline Portfolio - Global All Cap Growth and Value
         Separate Account Charges 1.40% .......................................               --         1.031             --
         Separate Account Charges 1.65% .......................................          670,023         1.029        689,132
         Separate Account Charges 1.90% .......................................           58,989         1.026         60,539
       Multiple Discipline Portfolio - Large Cap Growth and Value
         Separate Account Charges 1.40% .......................................               --         1.002             --
         Separate Account Charges 1.65% .......................................          623,702         1.000        623,633
         Separate Account Charges 1.90% .......................................           80,820         0.998         80,636

     The Travelers Series Trust
       Convertible Securities Portfolio
         Separate Account Charges 1.40% .......................................               --         1.136             --
         Separate Account Charges 1.65% .......................................        4,818,421         1.192      5,744,981
         Separate Account Charges 1.90% .......................................          319,270         1.183        377,818
       Merrill Lynch Large Cap Core Portfolio
         Separate Account Charges 1.40% .......................................       11,168,583         0.883      9,865,054
         Separate Account Charges 1.65% .......................................           85,120         1.021         86,882
         Separate Account Charges 1.90% .......................................           29,057         1.013         29,434
       MFS Mid Cap Growth Portfolio
         Separate Account Charges 1.40% .......................................       14,394,078         1.016     14,629,285
         Separate Account Charges 1.65% .......................................        1,215,305         0.785        954,065
         Separate Account Charges 1.90% .......................................          290,136         0.779        226,044

                                                                                                DECEMBER 31, 2004
                                                                                    -----------------------------------------

                                                                                    ACCUMULATION       UNIT
                                                                                       UNITS           VALUE       NET ASSETS
                                                                                    ------------     ---------     ----------
     The Travelers Series Trust (continued)
       Social Awareness Stock Portfolio
         Separate Account Charges 1.40% .......................................        3,261,282     $   0.807     $2,630,936
         Separate Account Charges 1.65% .......................................        1,702,149         0.989      1,683,534
         Separate Account Charges 1.90% .......................................          195,977         0.982        192,365

     The Universal Institutional Funds, Inc. ..............................
       Equity and Income Portfolio - Class II
         Separate Account Charges 1.40% .......................................               --         1.277             --
         Separate Account Charges 1.65% .......................................       10,092,376         1.272     12,836,382
         Separate Account Charges 1.90% .......................................          774,400         1.267        980,850

     Travelers Series Fund Inc. ...........................................
       MFS Total Return Portfolio
         Separate Account Charges 1.40% .......................................       17,855,967         1.370     24,460,526
         Separate Account Charges 1.65% .......................................       12,506,074         1.198     14,978,775
         Separate Account Charges 1.90% .......................................          915,568         1.189      1,088,304
       Pioneer Strategic Income Portfolio
         Separate Account Charges 1.40% .......................................               --         1.073             --
         Separate Account Charges 1.65% .......................................        6,041,372         1.071      6,471,100
         Separate Account Charges 1.90% .......................................        1,228,205         1.069      1,312,714
       SB Adjustable Rate Income Portfolio - Class I Shares
         Separate Account Charges 1.40% .......................................               --         0.996             --
         Separate Account Charges 1.65% .......................................          995,190         0.994        989,524
         Separate Account Charges 1.90% .......................................          392,451         0.992        389,353
       Smith Barney Aggressive Growth Portfolio
         Separate Account Charges 1.40% .......................................       41,158,542         0.923     37,985,726
         Separate Account Charges 1.65% .......................................       35,344,463         0.949     33,539,711
         Separate Account Charges 1.90% .......................................        4,280,561         0.942      4,031,245
       Smith Barney High Income Portfolio
         Separate Account Charges 1.40% .......................................        9,971,312         1.090     10,864,849
         Separate Account Charges 1.65% .......................................        7,854,071         1.302     10,227,511
         Separate Account Charges 1.90% .......................................          947,512         1.292      1,224,512
       Smith Barney International All Cap Growth Portfolio
         Separate Account Charges 1.40% .......................................       11,533,997         0.803      9,260,333
         Separate Account Charges 1.65% .......................................        1,243,238         1.059      1,316,726
         Separate Account Charges 1.90% .......................................          246,040         1.051        258,616
       Smith Barney Large Cap Value Portfolio
         Separate Account Charges 1.40% .......................................       19,947,440         0.978     19,504,831
         Separate Account Charges 1.65% .......................................          509,895         1.029        524,693
         Separate Account Charges 1.90% .......................................          121,128         1.021        123,701
       Smith Barney Large Capitalization Growth Portfolio
         Separate Account Charges 1.40% .......................................        1,454,093         0.964      1,402,114
         Separate Account Charges 1.65% .......................................        3,701,753         1.055      3,904,562
         Separate Account Charges 1.90% .......................................          445,771         1.047        466,646
       Smith Barney Mid Cap Core Portfolio
         Separate Account Charges 1.40% .......................................        2,670,966         1.042      2,783,259
         Separate Account Charges 1.65% .......................................        3,031,873         1.133      3,434,341
         Separate Account Charges 1.90% .......................................          231,571         1.124        260,326
       Smith Barney Money Market Portfolio
         Separate Account Charges 1.40% .......................................        8,207,520         1.107      9,089,560
         Separate Account Charges 1.65% .......................................        6,243,825         0.979      6,111,095
         Separate Account Charges 1.90% .......................................          930,200         0.971        903,513

                                                                                                DECEMBER 31, 2004
                                                                                    -------------------------------------------

                                                                                    ACCUMULATION       UNIT
                                                                                       UNITS           VALUE        NET ASSETS
                                                                                    ------------     ---------     ------------
     Travelers Series Fund Inc. (continued)
       Travelers Managed Income Portfolio
         Separate Account Charges 1.40% .......................................               --     $   1.012     $         --
         Separate Account Charges 1.65% .......................................        9,850,096         1.089       10,728,607
         Separate Account Charges 1.90% .......................................          923,519         1.081          998,395

     Van Kampen Life Investment Trust
       Comstock Portfolio - Class II Shares
         Separate Account Charges 1.40% .......................................       10,461,288         1.326       13,870,264
         Separate Account Charges 1.65% .......................................       13,621,817         1.201       16,359,206
         Separate Account Charges 1.90% .......................................        1,623,320         1.192        1,934,781
       Emerging Growth Portfolio - Class II Shares
         Separate Account Charges 1.40% .......................................       20,855,644         0.456        9,508,953
         Separate Account Charges 1.65% .......................................        5,414,821         0.869        4,705,920
         Separate Account Charges 1.90% .......................................          592,605         0.863          511,123
       Growth and Income Portfolio - Class II Shares
         Separate Account Charges 1.40% .......................................        9,275,307         1.154       10,705,807
         Separate Account Charges 1.65% .......................................        6,093,021         1.204        7,338,084
         Separate Account Charges 1.90% .......................................          889,669         1.195        1,063,335

     Variable Annuity Portfolios
       Smith Barney Small Cap Growth Opportunities Portfolio
         Separate Account Charges 1.40% .......................................        1,927,991         1.116        2,151,188
         Separate Account Charges 1.65% .......................................          917,815         1.178        1,081,046
         Separate Account Charges 1.90% .......................................          146,485         1.169          171,232

     Variable Insurance Products Fund
       Equity - Income Portfolio - Service Class 2
         Separate Account Charges 1.40% .......................................               --         1.279               --
         Separate Account Charges 1.65% .......................................        1,441,364         1.139        1,641,051
         Separate Account Charges 1.90% .......................................           52,352         1.130           59,160
       Growth Portfolio - Service Class 2
         Separate Account Charges 1.40% .......................................               --         1.179               --
         Separate Account Charges 1.65% .......................................          307,237         0.901          276,846
         Separate Account Charges 1.90% .......................................          160,354         0.894          143,415

     Variable Insurance Products Fund III
       Mid Cap Portfolio - Service Class 2
         Separate Account Charges 1.40% .......................................               --         1.552               --
         Separate Account Charges 1.65% .......................................        2,008,398         1.487        2,985,898
         Separate Account Charges 1.90% .......................................          282,598         1.476          417,010
                                                                                                                   ------------

         Net Contract Owners' Equity ..........................................                                    $642,274,367
                                                                                                                   ============

6.   STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                                ----------------------------------------------------

INVESTMENTS                                                                       NO. OF      MARKET        COST OF       PROCEEDS
                                                                                  SHARES      VALUE        PURCHASES     FROM SALES
                                                                                ----------  ------------  ------------  ------------
     AIM VARIABLE INSURANCE FUNDS, INC. (0.1%)
       AIM V.I. Capital Appreciation Fund - Series II (Cost $289,382)               13,858  $    311,796  $    279,063  $     16,149
       AIM V.I. Premier Equity Fund - Series II (Cost $236,817)                     12,548       265,776       168,600         2,635
                                                                                ----------  ------------  ------------  ------------
         Total (Cost $526,199)                                                      26,406       577,572       447,663        18,784
                                                                                ----------  ------------  ------------  ------------

     ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.1%)
       AllianceBernstein Premier Growth Portfolio - Class B (Cost $181,776)          8,597       198,685       173,282         7,848
       AllianceBernstein Technology Portfolio - Class B (Cost $272,080)             19,499       294,042       280,519       119,969
                                                                                ----------  ------------  ------------  ------------
         Total (Cost $453,856)                                                      28,096       492,727       453,801       127,817
                                                                                ----------  ------------  ------------  ------------

     AMERICAN FUNDS INSURANCE SERIES (2.1%)
       Global Growth Fund - Class 2 Shares (Cost $1,446,073)                        91,476     1,576,128     1,480,092        43,712
       Growth Fund - Class 2 Shares (Cost $4,975,882)                              105,658     5,399,146     4,919,833         2,917
       Growth-Income Fund - Class 2 Shares (Cost $5,886,323)                       170,234     6,237,371     5,747,415        32,987
                                                                                ----------  ------------  ------------  ------------
         Total (Cost $12,308,278)                                                  367,368    13,212,645    12,147,340        79,616
                                                                                ----------  ------------  ------------  ------------

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.2%)
       Mutual Shares Securities Fund - Class 2 Shares (Cost $3,517,176)            234,346     3,899,522     3,229,346       541,664
       Templeton Growth Securities Fund - Class 2 Shares (Cost $3,567,683)         310,038     3,977,787     3,551,706       255,205
                                                                                ----------  ------------  ------------  ------------
         Total (Cost $7,084,859)                                                   544,384     7,877,309     6,781,052       796,869
                                                                                ----------  ------------  ------------  ------------

     GREENWICH STREET SERIES FUND (24.0%)
       Appreciation Portfolio (Cost $86,169,973)                                 3,922,275    91,898,905    25,704,979       425,179
       Fundamental Value Portfolio (Cost $57,178,240)                            2,963,616    62,532,305    34,750,434       112,090
                                                                                ----------  ------------  ------------  ------------
         Total (Cost $143,348,213)                                               6,885,891   154,431,210    60,455,413       537,269
                                                                                ----------  ------------  ------------  ------------

     OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.4%)
       Oppenheimer Capital Appreciation Fund/VA - Service Shares
         (Cost $887,662)                                                            26,221       963,083       797,873        11,964
       Oppenheimer Main Street Fund/VA - Service Shares (Cost $1,315,607)           70,508     1,459,522     1,057,467        73,024
                                                                                ----------  ------------  ------------  ------------
         Total (Cost $2,203,269)                                                    96,729     2,422,605     1,855,340        84,988
                                                                                ----------  ------------  ------------  ------------

     PIONEER VARIABLE CONTRACTS TRUST (0.5%)
       Pioneer Fund VCT Portfolio - Class II Shares (Cost $443,688)                 23,785       487,835       352,419         7,457
       Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $2,569,972)     120,486     2,944,669     2,392,595        38,617
                                                                                ----------  ------------  ------------  ------------
         Total (Cost $3,013,660)                                                   144,271     3,432,504     2,745,014        46,074
                                                                                ----------  ------------  ------------  ------------

     PUTNAM VARIABLE TRUST (0.6%)
       Putnam VT International Equity Fund - Class IB Shares (Cost $759,417)        60,700       892,890       672,800        42,470
       Putnam VT Small Cap Value Fund - Class IB Shares (Cost $2,330,448)          123,742     2,820,076     2,113,255       105,930
                                                                                ----------  ------------  ------------  ------------
         Total (Cost $3,089,865)                                                   184,442     3,712,966     2,786,055       148,400
                                                                                ----------  ------------  ------------  ------------

     SMITH BARNEY ALLOCATION SERIES INC. (8.9%)
       Select Balanced Portfolio (Cost $29,186,098)                              2,522,523    29,967,569     5,482,057     1,818,646
       Select Growth Portfolio (Cost $19,547,250)                                1,685,195    17,526,025     1,145,127     1,294,715
       Select High Growth Portfolio (Cost $10,232,945)                             776,098     9,615,852       657,454       648,008
                                                                                ----------  ------------  ------------  ------------
         Total (Cost $58,966,293)                                                4,983,816    57,109,446     7,284,638     3,761,369
                                                                                ----------  ------------  ------------  ------------

     SMITH BARNEY INVESTMENT SERIES (7.9%)
       SB Government Portfolio - Class A (Cost $19,706,966)                      1,698,664    19,245,859     7,724,242     1,861,627
       Smith Barney Dividend Strategy Portfolio (Cost $14,534,658)               1,394,610    12,384,138     1,634,997       839,914
       Smith Barney Growth and Income Portfolio (Cost $14,246,034)               1,620,228    15,456,973     5,660,719       382,361
       Smith Barney Premier Selections All Cap Growth Portfolio
         (Cost $4,108,309)                                                         317,703     3,853,736       360,769       423,476
                                                                                ----------  ------------  ------------  ------------
         Total (Cost $52,595,967)                                                5,031,205    50,940,706    15,380,727     3,507,378
                                                                                ----------  ------------  ------------  ------------

6.   STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                                ----------------------------------------------------

INVESTMENTS                                                                       NO. OF      MARKET        COST OF       PROCEEDS
                                                                                  SHARES      VALUE        PURCHASES     FROM SALES
                                                                                ----------  ------------  ------------  ------------
     SMITH BARNEY MULTIPLE DISCIPLINE TRUST (0.7%)
       Multiple Discipline Portfolio - All Cap Growth and Value
         (Cost $1,513,303)                                                         108,031  $  1,601,016  $  1,526,191  $     13,088
       Multiple Discipline Portfolio - Balanced All Cap Growth and Value
         (Cost $1,178,711)                                                          92,073     1,212,604     1,208,721        29,675
       Multiple Discipline Portfolio - Global All Cap Growth and Value
         (Cost $710,348)                                                            48,554       749,671       726,406        15,902
       Multiple Discipline Portfolio - Large Cap Growth and Value
         (Cost $684,041)                                                            48,874       704,269       695,400        11,550
                                                                                ----------  ------------  ------------  ------------
         Total (Cost $4,086,403)                                                   297,532     4,267,560     4,156,718        70,215
                                                                                ----------  ------------  ------------  ------------

     THE TRAVELERS SERIES TRUST (5.7%)
       Convertible Securities Portfolio (Cost $5,977,943)                          495,773     6,122,799     5,934,958       298,460
       Merrill Lynch Large Cap Core Portfolio (Cost $12,314,709)                 1,102,914     9,981,370       149,711     1,422,646
       MFS Mid Cap Growth Portfolio (Cost $26,949,262)                           2,013,936    15,809,394       944,793     1,675,656
       Social Awareness Stock Portfolio (Cost $4,497,173)                          185,466     4,506,835     1,247,378       249,366
                                                                                ----------  ------------  ------------  ------------
         Total (Cost $49,739,087)                                                3,798,089    36,420,398     8,276,840     3,646,128
                                                                                ----------  ------------  ------------  ------------

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (2.1%)
       Equity and Income Portfolio - Class II
         Total (Cost $12,868,254)                                                1,065,322    13,817,232    13,188,788       449,830
                                                                                ----------  ------------  ------------  ------------

     TRAVELERS SERIES FUND INC. (34.0%)
       MFS Total Return Portfolio (Cost $38,664,812)                             2,364,504    40,527,605    12,876,513       853,181
       Pioneer Strategic Income Portfolio (Cost $7,827,399)                        829,831     7,783,814     7,935,569       110,031
       SB Adjustable Rate Income Portfolio - Class I Shares (Cost $1,388,138)      137,750     1,378,877     1,465,652        77,769
       Smith Barney Aggressive Growth Portfolio (Cost $72,352,708)               5,672,424    75,556,682    27,477,117       456,561
       Smith Barney High Income Portfolio (Cost $24,078,117)                     2,955,877    22,316,872    10,596,665       932,299
       Smith Barney International All Cap Growth Portfolio (Cost $13,697,938)      835,441    10,835,675     1,164,445       743,690
       Smith Barney Large Cap Value Portfolio (Cost $21,549,211)                 1,117,141    20,153,225       938,908     2,116,918
       Smith Barney Large Capitalization Growth Portfolio (Cost $5,436,167)        401,762     5,773,322     4,116,012       170,226
       Smith Barney Mid Cap Core Portfolio (Cost $5,568,577)                       453,002     6,477,926     3,104,250       158,825
       Smith Barney Money Market Portfolio (Cost $16,091,264)                   16,091,264    16,091,264     7,293,716     7,383,751
       Travelers Managed Income Portfolio (Cost $12,071,813)                     1,038,707    11,727,002    10,387,585       422,020
                                                                                ----------  ------------  ------------  ------------
         Total (Cost $218,726,144)                                              31,897,703   218,622,264    87,356,432    13,425,271
                                                                                ----------  ------------  ------------  ------------

     VAN KAMPEN LIFE INVESTMENT TRUST (10.3%)
       Comstock Portfolio - Class II Shares (Cost $27,204,499)                   2,349,470    32,164,251    13,225,663       379,753
       Emerging Growth Portfolio - Class II Shares (Cost $17,875,738)              569,891    14,725,996     3,121,159     1,374,416
       Growth and Income Portfolio - Class II Shares (Cost $15,853,233)            990,525    19,107,226     5,036,773       881,691
                                                                                ----------  ------------  ------------  ------------
         Total (Cost $60,933,470)                                                3,909,886    65,997,473    21,383,595     2,635,860
                                                                                ----------  ------------  ------------  ------------

     VARIABLE ANNUITY PORTFOLIOS (0.5%)
       Smith Barney Small Cap Growth Opportunities Portfolio
         Total (Cost $2,908,429)                                                   298,550     3,403,466     1,164,584       217,554
                                                                                ----------  ------------  ------------  ------------

     VARIABLE INSURANCE PRODUCTS FUND (0.3%)
       Equity - Income Portfolio - Service Class 2 (Cost $1,575,679)                67,765     1,700,211     1,596,019        89,639
       Growth Portfolio - Service Class 2 (Cost $392,511)                           13,283       420,261       362,655        36,296
                                                                                ----------  ------------  ------------  ------------
         Total (Cost $1,968,190)                                                    81,048     2,120,472     1,958,674       125,935
                                                                                ----------  ------------  ------------  ------------

     VARIABLE INSURANCE PRODUCTS FUND III (0.6%)
       Mid Cap Portfolio - Service Class 2
         Total (Cost $2,897,824)                                                   113,886     3,402,908     2,812,123        86,887
                                                                                ----------  ------------  ------------  ------------

     TOTAL INVESTMENTS (100%)
       (COST $637,718,260)                                                                  $642,261,463  $250,634,797  $ 29,766,244
                                                                                            ============  ============  ============

7.   FINANCIAL HIGHLIGHTS

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                  --------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund - Series II   2004      317  0.979 - 0.986      312      --     1.65 - 1.90       4.56 - 6.53
                                                   2003       32          0.943       31      --            1.65             27.09
                                                   2002        4          0.742        3      --            1.65             (5.84)

  AIM V.I. Premier Equity Fund - Series II         2004      306  0.865 - 0.872      266    0.54     1.65 - 1.90       3.47 - 3.81
                                                   2003      102  0.836 - 0.840       86    0.29     1.65 - 1.90     22.58 - 22.99
                                                   2002       36          0.682       24    0.39            1.90             (3.40)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Premier Growth
    Portfolio - Class B                            2004      227  0.871 - 0.877      199      --     1.65 - 1.90       6.35 - 6.56
                                                   2003       23  0.819 - 0.823       19      --     1.65 - 1.90     13.99 - 20.97
                                                   2002        2          0.677        1      --            1.90            (28.06)
  AllianceBernstein Technology Portfolio --
    Class B                                        2004      358  0.816 - 0.822      294      --     1.65 - 1.90       3.27 - 7.79
                                                   2003      147          0.796      117      --            1.65             41.39
                                                   2002       18          0.563       10      --            1.65            (30.49)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares              2004    1,092  1.438 - 1.444    1,576    0.23     1.65 - 1.90     11.68 - 14.86
                                                   2003        7          1.293        9    0.18            1.65             29.30

  Growth Fund - Class 2 Shares                     2004    3,917  1.373 - 1.379    5,399    0.42     1.65 - 1.90     10.67 - 11.72
                                                   2003       50          1.246       62    0.20            1.65             24.60

  Growth-Income Fund - Class 2 Shares              2004    4,594  1.353 - 1.358    6,237    2.05     1.65 - 1.90       8.07 - 8.55
                                                   2003      144          1.251      180    2.12            1.65             25.10
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund - Class 2 Shares   2004    3,295  1.175 - 1.184    3,900    0.67     1.65 - 1.90     10.54 - 10.76
                                                   2003      838  1.063 - 1.069      896    0.77     1.65 - 1.90     22.75 - 23.16
                                                   2002       98  0.866 - 0.868       85    0.78     1.65 - 1.90   (15.56) - (0.57)
  Templeton Growth Securities Fund -
    Class 2 Shares                                 2004    3,352  1.178 - 1.187    3,978    0.94     1.65 - 1.90     13.82 - 14.13
                                                   2003      297  1.035 - 1.040      309    1.49     1.65 - 1.90     18.29 - 30.00
                                                   2002       84          0.800       68    0.59            1.65            (20.95)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                           2004   81,987  1.074 - 1.147   91,899    1.35     1.40 - 1.90       6.76 - 7.20
                                                   2003   56,985  1.006 - 1.070   60,680    0.67     1.40 - 1.90     22.24 - 22.85
                                                   2002   58,194  0.823 - 0.871   50,631    1.45     1.40 - 1.90  (18.67) - (16.50)
                                                   2001   60,882          1.071   65,180    1.12            1.40             (5.31)

  Fundamental Value Portfolio                      2004   56,496  1.042 - 1.142   62,532    0.97     1.40 - 1.90       6.18 - 6.65
                                                   2003   25,434  0.977 - 1.073   25,440    0.71     1.40 - 1.90     36.05 - 36.83
                                                   2002   20,317  0.714 - 0.787   14,606    1.30     1.40 - 1.90  (24.08) - (19.69)
                                                   2001    8,574          0.921    7,892    0.34            1.40             (7.90)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares                       2004      998  0.959 - 0.966      963    0.08     1.65 - 1.90       4.58 - 4.77
                                                   2003      129  0.917 - 0.922      119    0.27     1.65 - 1.90      6.01 - 28.59
                                                   2002       69          0.717       50      --            1.65            (24.13)
  Oppenheimer Main Street Fund/VA -
    Service Shares                                 2004    1,377  1.053 - 1.061    1,460    0.45     1.65 - 1.90       7.01 - 7.28
                                                   2003      386  0.984 - 0.989      381    0.31     1.65 - 1.90     24.09 - 24.40
                                                   2002       25  0.793 - 0.795       20      --     1.65 - 1.90   (10.17) - (9.06)

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                  --------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT Portfolio - Class II Shares     2004      466  1.040 - 1.048      488     1.08    1.65 - 1.90       8.79 - 9.17
                                                   2003      113  0.956 - 0.960      109     1.03    1.65 - 1.90     14.08 - 21.37
                                                   2002       35          0.791       28     0.53           1.65             (6.50)
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                                2004    2,085  1.403 - 1.414    2,945     0.23    1.65 - 1.90     19.40 - 19.83
                                                   2003      222  1.175 - 1.180      262     0.23    1.65 - 1.90     34.59 - 34.86
                                                   2002       51  0.873 - 0.875       45     0.13    1.65 - 1.90  (18.38) - (17.80)
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
    Class IB Shares                                2004      767  1.157 - 1.166      893     0.48    1.65 - 1.90     14.31 - 15.35
                                                   2003      150          1.020      153     0.31           1.65             26.39
                                                   2002        3          0.807        3       --           1.65             (6.49)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                      2004    1,912  1.465 - 1.476    2,820     0.13    1.65 - 1.90     23.84 - 24.14
                                                   2003      350  1.183 - 1.189      416     0.28    1.65 - 1.90     46.77 - 47.15
                                                   2002      122  0.806 - 0.808       98       --    1.65 - 1.90  (27.26) - (25.53)
SMITH BARNEY ALLOCATION SERIES INC.
  Select Balanced Portfolio                        2004   24,329  1.157 - 1.250   29,968     2.59    1.40 - 1.90       5.57 - 6.11
                                                   2003   21,241  1.096 - 1.178   24,932     2.59    1.40 - 1.90     17.98 - 18.63
                                                   2002   23,271  0.929 - 0.993   23,077     6.65    1.40 - 1.90    (7.80) - (6.53)
                                                   2001   25,402          1.077   27,353     3.94           1.40             (2.71)

  Select Growth Portfolio                          2004   16,051  1.091 - 1.112   17,526     1.63    1.40 - 1.90       6.67 - 7.17
                                                   2003   16,243  1.018 - 1.041   16,532     1.68    1.40 - 1.90     27.31 - 28.05
                                                   2002   17,928  0.795 - 0.815   14,246    10.88    1.40 - 1.90    (19.13) - 1.37
                                                   2001   20,696          0.983   20,354       --           1.40            (11.12)

  Select High Growth Portfolio                     2004    8,685  1.100 - 1.108    9,616     0.41    1.40 - 1.90       8.48 - 9.06
                                                   2003    8,595  1.015 - 1.018    8,721     0.61    1.40 - 1.65     34.66 - 34.97
                                                   2002    9,697  0.752 - 0.756    7,291     1.10    1.40 - 1.65  (24.80) - (22.14)
                                                   2001   11,235          1.000   11,235     5.12           1.40            (13.27)
SMITH BARNEY INVESTMENT SERIES
  SB Government Portfolio - Class A                2004   17,171  1.070 - 1.239   19,246     4.67    1.40 - 1.90       1.13 - 1.56
                                                   2003   11,859  1.058 - 1.220   13,594     3.23    1.40 - 1.90    (1.21) - (0.65)
                                                   2002    7,604  1.071 - 1.228    9,141     4.55    1.40 - 1.90       4.69 - 6.41
                                                   2001      948          1.154    1,094       --           1.40              4.43

  Smith Barney Dividend Strategy Portfolio         2004   17,293  0.681 - 0.907   12,384     0.99    1.40 - 1.90       1.47 - 1.95
                                                   2003   16,644  0.668 - 0.892   11,286     0.44    1.40 - 1.90     21.17 - 21.68
                                                   2002   17,238  0.549 - 0.734    9,509     0.57    1.40 - 1.90  (26.99) - (14.78)
                                                   2001   17,767          0.752   13,357       --           1.40            (15.70)

  Smith Barney Growth and Income Portfolio         2004   16,119  0.858 - 1.061   15,457     1.43    1.40 - 1.90       6.15 - 6.72
                                                   2003   10,965  0.804 - 0.997    9,231     0.66    1.40 - 1.90     27.84 - 28.43
                                                   2002    8,581  0.626 - 0.778    5,387     0.81    1.40 - 1.90   (24.25) - (0.89)
                                                   2001    6,211          0.816    5,066       --           1.40            (11.97)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                           2004    4,435  0.860 - 0.969    3,854       --    1.40 - 1.90       1.15 - 4.45
                                                   2003    4,499  0.848 - 0.958    3,816       --    1.40 - 1.65     32.50 - 41.72
                                                   2002    4,977          0.640    3,186     0.06           1.40            (27.85)
                                                   2001    5,406          0.887    4,793       --           1.40            (15.36)

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                  --------------------------------------------------------------------------------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All              2004    1,597   1.000 - 1.003   1,601     0.96    1.65 - 1.90       0.00 - 3.51
    Cap Growth and Value
  Multiple Discipline Portfolio -                  2004    1,214   0.997 - 0.999   1,213     2.28    1.65 - 1.90     (0.30) - 3.10
    Balanced All Cap Growth and Value
  Multiple Discipline Portfolio - Global           2004      729   1.026 - 1.029     750     1.11    1.65 - 1.90       2.60 - 8.89
    All Cap Growth and Value
  Multiple Discipline Portfolio - Large            2004      705   0.998 - 1.000     704     3.32    1.65 - 1.90     (0.20) - 3.52
    Cap Growth and Value
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio                 2004    5,138   1.183 - 1.192   6,123     4.49    1.65 - 1.90       4.23 - 4.56
                                                   2003      313   1.135 - 1.140     357     5.96    1.65 - 1.90     13.27 - 24.18
                                                   2002       23           0.918      21     3.10           1.65             (7.37)

  Merrill Lynch Large Cap Core Portfolio           2004   11,283   0.883 - 1.021   9,981     0.54    1.40 - 1.90     13.69 - 14.23
                                                   2003   12,745   0.773 - 0.895   9,873     0.67    1.40 - 1.90     18.96 - 19.47
                                                   2002   14,394   0.647 - 0.751   9,313     0.55    1.40 - 1.90  (26.14) - (23.21)
                                                   2001   17,156           0.876  15,035     0.04           1.40            (23.56)

  MFS Mid Cap Growth Portfolio                     2004   15,900   0.779 - 1.016  15,809       --    1.40 - 1.90     10.18 - 12.51
                                                   2003   16,163   0.699 - 0.903  14,548       --    1.40 - 1.65     34.68 - 35.18
                                                   2002   17,954   0.519 - 0.668  11,979       --    1.40 - 1.65  (49.58) - (32.25)
                                                   2001   20,566           1.325  27,243       --           1.40            (24.72)

  Social Awareness Stock Portfolio                 2004    5,159   0.807 - 0.989   4,507     0.89    1.40 - 1.90       4.25 - 4.81
                                                   2003    4,093   0.770 - 0.947   3,261     0.57    1.40 - 1.90     26.44 - 27.06
                                                   2002    4,259   0.606 - 0.747   2,613     0.88    1.40 - 1.90    (25.92) - 3.33
                                                   2001    3,997           0.818   3,269     0.49           1.40            (16.87)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Equity and Income Portfolio - Class II           2004   10,867   1.267 - 1.272  13,817       --    1.65 - 1.90       7.19 - 9.75
                                                   2003      108           1.159     125     1.61           1.65             15.90
TRAVELERS SERIES FUND INC.
  MFS Total Return Portfolio                       2004   31,278   1.189 - 1.370  40,528     3.28    1.40 - 1.90       9.38 - 9.95
                                                   2003   21,887   1.087 - 1.246  26,805     2.44    1.40 - 1.90     14.30 - 14.84
                                                   2002   19,773   0.951 - 1.085  21,382     6.11    1.40 - 1.90    (7.49) - (6.20)
                                                   2001   17,379           1.161  20,176     2.69           1.40             (1.36)

  Pioneer Strategic Income Portfolio               2004    7,270   1.069 - 1.071   7,784    16.71    1.65 - 1.90       6.90 - 7.53
  SB Adjustable Rate Income Portfolio -
    Class I Shares                                 2004    1,388   0.992 - 0.994   1,379     2.88    1.65 - 1.90    (0.80) - (0.60)

  Smith Barney Aggressive Growth Portfolio         2004   80,784   0.923 - 0.949  75,557       --    1.40 - 1.90       7.90 - 8.46
                                                   2003   49,660   0.851 - 0.877  42,426       --    1.40 - 1.90     32.07 - 32.55
                                                   2002   46,809   0.642 - 0.663  30,073       --    1.40 - 1.90  (33.54) - (23.53)
                                                   2001   37,422           0.966  36,155       --           1.40             (5.39)

  Smith Barney High Income Portfolio               2004   18,773   1.090 - 1.302  22,317    10.99    1.40 - 1.90       8.39 - 9.00
                                                   2003   12,382   1.000 - 1.199  12,664     8.01    1.40 - 1.90     25.08 - 25.63
                                                   2002   10,787   0.796 - 0.956   8,605    25.64    1.40 - 1.90    (4.56) - (2.85)
                                                   2001    9,315           0.834   7,768    11.77           1.40             (5.12)

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                  --------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney International All Cap
    Growth Portfolio                               2004   13,023  0.803 - 1.059   10,836     0.99    1.40 - 1.90     15.62 - 16.21
                                                   2003   12,754  0.691 - 0.913    8,870     1.06    1.40 - 1.90     25.03 - 25.64
                                                   2002   13,757  0.550 - 0.729    7,573     0.96    1.40 - 1.90  (26.67) - (20.29)
                                                   2001   15,012          0.750   11,259       --           1.40            (32.13)

  Smith Barney Large Cap Value Portfolio           2004   20,578  0.978 - 1.029   20,153     1.89    1.40 - 1.90       4.72 - 9.15
                                                   2003   21,977  0.896 - 0.946   19,705     1.73    1.40 - 1.65     25.63 - 25.84
                                                   2002   24,014  0.712 - 0.753   17,107     3.72    1.40 - 1.65  (26.52) - (23.48)
                                                   2001   27,245          0.969   26,389     1.39           1.40             (9.44)
  Smith Barney Large Capitalization
    Growth Portfolio                               2004    5,602  0.964 - 1.055    5,773     0.56    1.40 - 1.90    (1.51) - (1.03)
                                                   2003    1,728  0.974 - 1.069    1,724     0.03    1.40 - 1.90     44.82 - 45.37
                                                   2002      725  0.670 - 0.736      488     0.42    1.40 - 1.90  (25.80) - (18.85)
                                                   2001      374          0.903      338       --           1.40             (9.70)

  Smith Barney Mid Cap Core Portfolio              2004    5,934  1.042 - 1.133    6,478       --    1.40 - 1.90       8.29 - 8.88
                                                   2003    3,017  0.957 - 1.043    2,916       --    1.40 - 1.90     27.36 - 27.94
                                                   2002    2,654  0.748 - 0.817    1,989     0.11    1.40 - 1.90  (20.26) - (15.95)
                                                   2001    1,541          0.938    1,444       --           1.40             (4.29)

  Smith Barney Money Market Portfolio              2004   15,382  0.971 - 1.107   16,104     0.90    1.40 - 1.90    (1.02) - (0.54)
                                                   2003   14,764  0.981 - 1.113   16,182     0.67    1.40 - 1.90    (1.31) - (0.71)
                                                   2002   21,489  0.994 - 1.121   24,010     1.26    1.40 - 1.90    (0.30) - (0.10)
                                                   2001   20,145          1.123   22,623     3.28           1.40              2.28

  Travelers Managed Income Portfolio               2004   10,774  1.081 - 1.089   11,727     8.15    1.65 - 1.90       0.93 - 1.11
                                                   2003    1,920  1.071 - 1.077    2,067     8.77    1.65 - 1.90       6.36 - 6.74
                                                   2002      190  1.007 - 1.009      192    11.98    1.65 - 1.90       2.13 - 2.23
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares             2004   25,706  1.192 - 1.326   32,164     0.61    1.40 - 1.90     15.28 - 15.81
                                                   2003   13,744  1.034 - 1.145   15,431     0.78    1.40 - 1.90     28.29 - 28.94
                                                   2002   12,540  0.806 - 0.888   11,061     0.44    1.40 - 1.90   (20.57) - (9.34)
                                                   2001    8,685          1.118    9,706       --           1.40             (4.12)

  Emerging Growth Portfolio - Class II Shares      2004   26,863  0.456 - 0.869   14,726       --    1.40 - 1.90       4.86 - 5.31
                                                   2003   25,856  0.433 - 0.827   12,048       --    1.40 - 1.90     24.70 - 25.14
                                                   2002   25,463  0.346 - 0.662    9,066     0.05    1.40 - 1.90  (33.59) - (22.08)
                                                   2001   22,937          0.521   11,940       --           1.40            (32.60)

  Growth and Income Portfolio - Class II Shares    2004   16,258  1.154 - 1.204   19,107     0.67    1.40 - 1.90     12.00 - 12.48
                                                   2003   12,448  1.026 - 1.073   12,874     0.69    1.40 - 1.90     25.23 - 25.89
                                                   2002   10,993  0.815 - 0.854    8,974     0.68    1.40 - 1.90  (19.01) - (15.89)
                                                   2001    7,756          0.969    7,515       --           1.40             (7.36)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                        2004    2,992  1.116 - 1.178    3,403     0.09    1.40 - 1.90      4.66 - 13.99
                                                   2003    2,114  0.979 - 1.036    2,078       --    1.40 - 1.65     39.62 - 40.06
                                                   2002    2,053  0.699 - 0.742    1,436       --    1.40 - 1.65  (26.73) - (26.61)
                                                   2001    2,228          0.954    2,125       --           1.40             (4.60)

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                  --------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND
  Equity - Income Portfolio - Service Class 2      2004   1,494   1.130 - 1.139   1,700     0.29     1.65 - 1.90       9.18 - 9.41
                                                   2003      73   1.035 - 1.041      76     1.08     1.65 - 1.90     21.33 - 27.46
                                                   2002       2           0.812       2       --            1.90            (17.48)

  Growth Portfolio - Service Class 2               2004     468   0.894 - 0.901     420     0.06     1.65 - 1.90       1.46 - 6.30
                                                   2003      83           0.888      74     0.08            1.65             30.40
                                                   2002      33           0.681      23       --            1.65            (10.28)
VARIABLE INSURANCE PRODUCTS FUND III
  Mid Cap Portfolio - Service Class 2              2004   2,291   1.476 - 1.487   3,403       --     1.65 - 1.90     22.39 - 22.69
                                                   2003     168   1.206 - 1.212     203     0.16     1.65 - 1.90     35.66 - 35.87
                                                   2002      66   0.889 - 0.892      59       --     1.65 - 1.90  (15.41) - (14.64)


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8.   SCHEDULE OF ACCUMULATION UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                       AIM V.I. CAPITAL                                       ALLIANCEBERNSTEIN
                                                      APPRECIATION FUND -          AIM V.I. PREMIER            PREMIER GROWTH
                                                           SERIES II            EQUITY FUND - SERIES II      PORTFOLIO - CLASS B
                                                   -------------------------   -------------------------  -------------------------
                                                       2004          2003          2004          2003         2004          2003
                                                       ----          ----          ----          ----         ----          ----
     Accumulation units beginning of year .......       32,460         4,254       102,178        35,524       23,283         1,910
     Accumulation units purchased and
       transferred from other funding options ...      299,122        34,327       204,238        66,654      206,415        24,589
     Accumulation units redeemed and
       transferred to other funding options .....      (14,562)       (6,121)         (361)           --       (2,659)       (3,216)
                                                   -----------   -----------   -----------   -----------  -----------   -----------
     Accumulation units end of year .............      317,020        32,460       306,055       102,178      227,039        23,283
                                                   ===========   ===========   ===========   ===========  ===========   ===========

                                                       ALLIANCEBERNSTEIN
                                                    TECHNOLOGY PORTFOLIO -       GLOBAL GROWTH FUND -           GROWTH FUND -
                                                            CLASS B                 CLASS 2 SHARES             CLASS 2 SHARES
                                                   -------------------------   -------------------------  -------------------------
                                                       2004          2003          2004          2003         2004          2003
                                                       ----          ----          ----          ----         ----          ----
     Accumulation units beginning of year .......      147,453        18,093         6,878            --       49,980            --
     Accumulation units purchased and
       transferred from other funding options ...      386,092       131,900     1,127,041         7,090    3,918,443        81,945
     Accumulation units redeemed and
       transferred to other funding options .....     (175,963)       (2,540)      (41,886)         (212)     (51,300)      (31,965)
                                                   -----------   -----------   -----------   -----------  -----------   -----------
     Accumulation units end of year .............      357,582       147,453     1,092,033         6,878    3,917,123        49,980
                                                   ===========   ===========   ===========   ===========  ===========   ===========

                                                                                                              TEMPLETON GROWTH
                                                     GROWTH-INCOME FUND -      MUTUAL SHARES SECURITIES       SECURITIES FUND -
                                                        CLASS 2 SHARES           FUND - CLASS 2 SHARES         CLASS 2 SHARES
                                                   -------------------------   -------------------------  -------------------------
                                                       2004          2003          2004          2003         2004          2003
                                                       ----          ----          ----          ----         ----          ----
     Accumulation units beginning of year .......      144,009            --       838,237        98,262      296,643        84,385
     Accumulation units purchased and
       transferred from other funding options ...    4,529,558       144,815     2,891,250       794,273    3,416,600       302,099
     Accumulation units redeemed and
       transferred to other funding options .....      (79,510)         (806)     (434,303)      (54,298)    (361,433)      (89,841)
                                                   -----------   -----------   -----------   -----------  -----------   -----------
     Accumulation units end of year .............    4,594,057       144,009     3,295,184       838,237    3,351,810       296,643
                                                   ===========   ===========   ===========   ===========  ===========   ===========

                                                                                                             OPPENHEIMER CAPITAL
                                                                                   FUNDAMENTAL VALUE       APPRECIATION FUND/VA -
                                                    APPRECIATION PORTFOLIO             PORTFOLIO               SERVICE SHARES
                                                   -------------------------   -------------------------  -------------------------
                                                       2004          2003          2004          2003         2004          2003
                                                       ----          ----          ----          ----         ----          ----
     Accumulation units beginning of year .......   56,985,026    58,193,677    25,433,968    20,317,092      128,903        69,299
     Accumulation units purchased and
       transferred from other funding options ...   32,103,822     7,300,299    34,971,806     8,773,662      883,285        97,868
     Accumulation units redeemed and
       transferred to other funding options .....   (7,101,788)   (8,508,950)   (3,909,789)   (3,656,786)     (14,006)      (38,264)
                                                   -----------   -----------   -----------   -----------  -----------   -----------
     Accumulation units end of year .............   81,987,060    56,985,026    56,495,985    25,433,968      998,182       128,903
                                                   ===========   ===========   ===========   ===========  ===========   ===========

8.   SCHEDULE OF ACCUMULATION UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                     PIONEER FUND           PIONEER MID CAP VALUE
                                                    OPPENHEIMER MAIN STREET         VCT PORTFOLIO -            VCT PORTFOLIO -
                                                   FUND/VA - SERVICE SHARES         CLASS II SHARES            CLASS II SHARES
                                                   -------------------------   -------------------------  -------------------------
                                                       2004          2003          2004          2003         2004          2003
                                                       ----          ----          ----          ----         ----          ----
     Accumulation units beginning of year .......      385,670        25,059       113,169        35,462      222,331        50,957
     Accumulation units purchased and
       transferred from other funding options ...    1,084,160       367,040       358,127        87,068    1,962,853       211,434
     Accumulation units redeemed and
       transferred to other funding options .....      (93,277)       (6,429)       (4,943)       (9,361)    (100,383)      (40,060)
                                                   -----------   -----------   -----------   -----------  -----------   -----------
     Accumulation units end of year .............    1,376,553       385,670       466,353       113,169    2,084,801       222,331
                                                   ===========   ===========   ===========   ===========  ===========   ===========

                                                    PUTNAM VT INTERNATIONAL
                                                         EQUITY FUND -         PUTNAM VT SMALL CAP VALUE
                                                        CLASS IB SHARES         FUND - CLASS IB SHARES    SELECT BALANCED PORTFOLIO
                                                   -------------------------   -------------------------  -------------------------
                                                       2004          2003          2004          2003         2004          2003
                                                       ----          ----          ----          ----         ----          ----
     Accumulation units beginning of year .......      149,667         3,381       350,253       121,887   21,241,128    23,271,356
     Accumulation units purchased and
       transferred from other funding options ...      659,313       177,786     1,705,587       248,014    5,679,862     1,993,973
     Accumulation units redeemed and
       transferred to other funding options .....      (42,227)      (31,500)     (143,978)      (19,648)  (2,591,855)   (4,024,201)
                                                   -----------   -----------   -----------   -----------  -----------   -----------
     Accumulation units end of year .............      766,753       149,667     1,911,862       350,253   24,329,135    21,241,128
                                                   ===========   ===========   ===========   ===========  ===========   ===========

                                                                                  SELECT HIGH GROWTH            SB GOVERNMENT
                                                    SELECT GROWTH PORTFOLIO            PORTFOLIO             PORTFOLIO - CLASS A
                                                   -------------------------   -------------------------  -------------------------
                                                       2004          2003          2004          2003         2004          2003
                                                       ----          ----          ----          ----         ----          ----
     Accumulation units beginning of year .......   16,243,268    17,927,504     8,595,416     9,696,785   11,858,685     7,603,743
     Accumulation units purchased and
       transferred from other funding options ...    1,227,236       437,303       770,756       360,598    9,028,984     9,880,825
     Accumulation units redeemed and
       transferred to other funding options .....   (1,419,740)   (2,121,539)     (680,751)   (1,461,967)  (3,716,649)   (5,625,883)
                                                   -----------   -----------   -----------   -----------  -----------   -----------
     Accumulation units end of year .............   16,050,764    16,243,268     8,685,421     8,595,416   17,171,020    11,858,685
                                                   ===========   ===========   ===========   ===========  ===========   ===========

                                                                                                            SMITH BARNEY PREMIER
                                                     SMITH BARNEY DIVIDEND      SMITH BARNEY GROWTH AND   SELECTIONS ALL CAP GROWTH
                                                      STRATEGY PORTFOLIO           INCOME PORTFOLIO               PORTFOLIO
                                                   -------------------------   -------------------------  -------------------------
                                                       2004          2003          2004          2003         2004          2003
                                                       ----          ----          ----          ----         ----          ----
     Accumulation units beginning of year .......   16,644,051    17,238,043    10,965,313     8,581,055    4,498,851     4,977,058
     Accumulation units purchased and
       transferred from other funding options ...    2,558,344     1,470,334     6,779,420     4,070,208      485,478       231,348
     Accumulation units redeemed and
       transferred to other funding options .....   (1,908,920)   (2,064,326)   (1,625,270)   (1,685,950)    (549,257)     (709,555)
                                                   -----------   -----------   -----------   -----------  -----------   -----------
     Accumulation units end of year .............   17,293,475    16,644,051    16,119,463    10,965,313    4,435,072     4,498,851
                                                   ===========   ===========   ===========   ===========  ===========   ===========

8.   SCHEDULE OF ACCUMULATION UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                      MULTIPLE DISCIPLINE         MULTIPLE DISCIPLINE        MULTIPLE DISCIPLINE
                                                      PORTFOLIO - ALL CAP        PORTFOLIO - BALANCED        PORTFOLIO - GLOBAL
                                                       GROWTH AND VALUE        ALL CAP GROWTH AND VALUE   ALL CAP GROWTH AND VALUE
                                                   -------------------------   -------------------------  -------------------------
                                                       2004          2003          2004          2003         2004          2003
                                                       ----          ----          ----          ----         ----          ----
     Accumulation units beginning of year .......           --            --            --            --           --            --
     Accumulation units purchased and
       transferred from other funding options ...    1,611,094            --     1,215,964            --      754,252            --
     Accumulation units redeemed and
       transferred to other funding options .....      (13,920)           --        (1,697)           --      (25,240)           --
                                                   -----------   -----------   -----------   -----------  -----------   -----------
     Accumulation units end of year .............    1,597,174            --     1,214,267            --      729,012            --
                                                   ===========   ===========   ===========   ===========  ===========   ===========

                                                      MULTIPLE DISCIPLINE
                                                     PORTFOLIO - LARGE CAP      CONVERTIBLE SECURITIES     MERRILL LYNCH LARGE CAP
                                                       GROWTH AND VALUE                PORTFOLIO               CORE PORTFOLIO
                                                   -------------------------   -------------------------  -------------------------
                                                       2004          2003          2004          2003         2004          2003
                                                       ----          ----          ----          ----         ----          ----
     Accumulation units beginning of year .......           --            --       312,909        22,585   12,744,677    14,394,090
     Accumulation units purchased and
       transferred from other funding options ...      715,286            --     5,090,931       333,568      319,454       504,732
     Accumulation units redeemed and
       transferred to other funding options .....      (10,764)           --      (266,149)      (43,244)  (1,781,371)   (2,154,145)
                                                   -----------   -----------   -----------   -----------  -----------   -----------
     Accumulation units end of year .............      704,522            --     5,137,691       312,909   11,282,760    12,744,677
                                                   ===========   ===========   ===========   ===========  ===========   ===========

                                                      MFS MID CAP GROWTH        SOCIAL AWARENESS STOCK        EQUITY AND INCOME
                                                           PORTFOLIO                   PORTFOLIO            PORTFOLIO - CLASS II
                                                   -------------------------   -------------------------  -------------------------
                                                       2004          2003          2004          2003         2004          2003
                                                       ----          ----          ----          ----         ----          ----
     Accumulation units beginning of year .......   16,163,162    17,954,351     4,092,660     4,259,445      108,186            --
     Accumulation units purchased and
       transferred from other funding options ...    2,027,740       862,413     1,459,081       676,822   11,359,050       108,943
     Accumulation units redeemed and
       transferred to other funding options .....   (2,291,383)   (2,653,602)     (392,333)     (843,607)    (600,460)         (757)
                                                   -----------   -----------   -----------   -----------  -----------   -----------
     Accumulation units end of year .............   15,899,519    16,163,162     5,159,408     4,092,660   10,866,776       108,186
                                                   ===========   ===========   ===========   ===========  ===========   ===========

                                                                                                             SB ADJUSTABLE RATE
                                                       MFS TOTAL RETURN        PIONEER STRATEGIC INCOME      INCOME PORTFOLIO -
                                                           PORTFOLIO                   PORTFOLIO               CLASS I SHARES
                                                   -------------------------   -------------------------  -------------------------
                                                       2004          2003          2004          2003         2004          2003
                                                       ----          ----          ----          ----         ----          ----
     Accumulation units beginning of year .......   21,886,748    19,772,573            --            --           --            --
     Accumulation units purchased and
       transferred from other funding options ...   12,435,830     5,114,015     7,664,369            --    1,476,871            --
     Accumulation units redeemed and
       transferred to other funding options .....   (3,044,969)   (2,999,840)     (394,792)           --      (89,230)           --
                                                   -----------   -----------   -----------   -----------  -----------   -----------
     Accumulation units end of year .............   31,277,609    21,886,748     7,269,577            --    1,387,641            --
                                                   ===========   ===========   ===========   ===========  ===========   ===========

8.   SCHEDULE OF ACCUMULATION UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                                                SMITH BARNEY
                                                    SMITH BARNEY AGGRESSIVE          SMITH BARNEY           INTERNATIONAL ALL CAP
                                                       GROWTH PORTFOLIO          HIGH INCOME PORTFOLIO        GROWTH PORTFOLIO
                                                   -------------------------   -------------------------  -------------------------
                                                       2004          2003          2004          2003         2004          2003
                                                       ----          ----          ----          ----         ----          ----
     Accumulation units beginning of year .......   49,659,901    46,809,418    12,382,157    10,787,179   12,754,106    13,756,957
     Accumulation units purchased and
       transferred from other funding options ...   37,748,197     8,843,043     8,641,221     3,933,521    1,861,431       871,755
     Accumulation units redeemed and
       transferred to other funding options .....   (6,624,532)   (5,992,560)   (2,250,483)   (2,338,543)  (1,592,262)   (1,874,606)
                                                   -----------   -----------   -----------   -----------  -----------   -----------
     Accumulation units end of year .............   80,783,566    49,659,901    18,772,895    12,382,157   13,023,275    12,754,106
                                                   ===========   ===========   ===========   ===========  ===========   ===========

                                                                                     SMITH BARNEY
                                                    SMITH BARNEY LARGE CAP       LARGE CAPITALIZATION           SMITH BARNEY
                                                        VALUE PORTFOLIO            GROWTH PORTFOLIO        MID CAP CORE PORTFOLIO
                                                   -------------------------   -------------------------  -------------------------
                                                       2004          2003          2004          2003         2004          2003
                                                       ----          ----          ----          ----         ----          ----
     Accumulation units beginning of year .......   21,977,491    24,013,815     1,727,536       725,208    3,016,521     2,653,692
     Accumulation units purchased and
       transferred from other funding options ...    1,092,297       973,053     4,337,817     1,768,395    3,363,531       787,432
     Accumulation units redeemed and
       transferred to other funding options .....   (2,491,325)   (3,009,377)     (463,736)     (766,067)    (445,642)     (424,603)
                                                   -----------   -----------   -----------   -----------  -----------   -----------
     Accumulation units end of year .............   20,578,463    21,977,491     5,601,617     1,727,536    5,934,410     3,016,521
                                                   ===========   ===========   ===========   ===========  ===========   ===========

                                                         SMITH BARNEY                  TRAVELERS            COMSTOCK PORTFOLIO -
                                                    MONEY MARKET PORTFOLIO     MANAGED INCOME PORTFOLIO        CLASS II SHARES
                                                   -------------------------   -------------------------  -------------------------
                                                       2004          2003          2004          2003         2004          2003
                                                       ----          ----          ----          ----         ----          ----
     Accumulation units beginning of year .......   14,764,232    21,489,369     1,920,451       189,918   13,743,809    12,539,590
     Accumulation units purchased and
       transferred from other funding options ...   11,655,705     4,818,000    10,700,616     1,985,340   14,322,515     3,555,003
     Accumulation units redeemed and
       transferred to other funding options .....  (11,038,392)  (11,543,137)   (1,847,452)     (254,807)  (2,359,899)   (2,350,784)
                                                   -----------   -----------   -----------   -----------  -----------   -----------
     Accumulation units end of year .............   15,381,545    14,764,232    10,773,615     1,920,451   25,706,425    13,743,809
                                                   ===========   ===========   ===========   ===========  ===========   ===========

                                                        EMERGING GROWTH            GROWTH AND INCOME       SMITH BARNEY SMALL CAP
                                                          PORTFOLIO -                 PORTFOLIO -           GROWTH OPPORTUNITIES
                                                        CLASS II SHARES             CLASS II SHARES               PORTFOLIO
                                                   -------------------------   -------------------------  -------------------------
                                                       2004          2003          2004          2003         2004          2003
                                                       ----          ----          ----          ----         ----          ----
     Accumulation units beginning of year .......   25,856,325    25,462,937    12,448,008    10,993,330    2,114,336     2,052,748
     Accumulation units purchased and
       transferred from other funding options ...    5,484,901     4,553,697     5,936,099     3,732,178    1,190,817       362,908
     Accumulation units redeemed and
       transferred to other funding options .....   (4,478,156)   (4,160,309)   (2,126,110)   (2,277,500)    (312,862)     (301,320)
                                                   -----------   -----------   -----------   -----------  -----------   -----------
     Accumulation units end of year .............   26,863,070    25,856,325    16,257,997    12,448,008    2,992,291     2,114,336
                                                   ===========   ===========   ===========   ===========  ===========   ===========

8.   SCHEDULE OF ACCUMULATION UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                        EQUITY - INCOME
                                                          PORTFOLIO -             GROWTH PORTFOLIO -         MID CAP PORTFOLIO -
                                                        SERVICE CLASS 2             SERVICE CLASS 2            SERVICE CLASS 2
                                                   -------------------------   -------------------------  -------------------------
                                                       2004          2003          2004          2003         2004          2003
                                                       ----          ----          ----          ----         ----          ----
     Accumulation units beginning of year .......       72,656         2,133        83,046        33,150      167,702        65,792
     Accumulation units purchased and
       transferred from other funding options ...    1,537,459        70,638       430,472        51,206    2,343,271       135,671
     Accumulation units redeemed and
       transferred to other funding options .....     (116,399)         (115)      (45,927)       (1,310)    (219,977)      (33,761)
                                                   -----------   -----------   -----------   -----------  -----------   -----------
     Accumulation units end of year .............    1,493,716        72,656       467,591        83,046    2,290,996       167,702
                                                   ===========   ===========   ===========   ===========  ===========   ===========

                                                           COMBINED
                                                   -------------------------
                                                       2004          2003
                                                       ----          ----
     Accumulation units beginning of year .......  403,453,439   396,333,066
     Accumulation units purchased and
       transferred from other funding options ...  274,014,063    81,337,785
     Accumulation units redeemed and
       transferred to other funding options .....  (70,390,272)  (74,217,412)
                                                   -----------   -----------
     Accumulation units end of year .............  607,077,230   403,453,439
                                                   ===========   ===========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of The Travelers Separate Account PF for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account PF for Variable Annuities as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account PF for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP


Hartford, Connecticut
March 21, 2005

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Hartford, Connecticut









This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account PF for Variable Annuities or shares of Separate Account PF's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account PF for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information.






















VG-SEPPF (Annual) (12-04) Printed in U.S.A.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                                    PRIMELITE
                                  PRIMELITE II





                       STATEMENT OF ADDITIONAL INFORMATION

            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES














                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415












L-12684S                                                               May 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Statement of Investments as of December 31, 2004
       Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002
       Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
       Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
       Notes to Consolidated Financial Statements

(b)    Exhibits

       EXHIBIT
        NUMBER    DESCRIPTION
       -------    -----------

       1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-32589, filed July 31, 1997.)

       2.         Not Applicable.

       3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-72334, filed January 23, 2002.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-32589, filed November 4, 1997.)

       6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed on April 18, 1995.)

       6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed on April 18, 1995.)

       7. Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4 , File No. 333-65942, filed April 15, 2003.)

       8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 1 on Form N-4, File No. 333-72334, filed January 23, 2002.)

      10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

      11.         Not applicable.

      12.         Not applicable.

      15.         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis. (Incorporated herein by reference to exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-32589, filed April 17, 2000.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-32589, filed April 6, 2001.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, file No. 333-72334 filed April 19, 2002.

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy, and William P. Krivoshik. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, file No. 333-12337, filed March 15, 2005.)

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH INSURANCE COMPANY
------------------                             ---------------------------
George C. Kokulis                              Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey                                Director, Senior Executive Vice President, Chief Financial Officer,
                                               Chief Accounting Officer

Kathleen L. Preston                            Director and Executive Vice President

Edward W. Cassidy                              Director and Executive Vice President

Brendan M. Lynch                               Executive Vice President

David P. Marks                                 Executive Vice President and Chief Investment Officer

Winnifred Grimaldi                             Senior Vice President

Marla Berman Lewitus                           Director, Senior Vice President and General Counsel

William P. Krivoshik                           Director, Senior Vice President and Chief Information Officer

David A. Golino                                Vice President and Controller

Donald R. Munson, Jr.                          Vice President

Mark Remington                                 Vice President

Tim W. Still                                   Vice President

Bennett Kleinberg                              Vice President

Dawn Fredette                                  Vice President

George E. Eknaian                              Vice President and Chief Actuary

Linn K. Richardson                             Second Vice President and Actuary

Paul Weissman                                  Second Vice President and Actuary

Ernest J.Wright                                Vice President and Secretary

Kathleen A. McGah                              Assistant Secretary and Deputy General Counsel


Principal Business Address:

       The Travelers Insurance Company
       One Cityplace
       Hartford, CT  06103-3415



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2005, 7,139 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.


(b)    NAME AND PRINCIPAL               POSITIONS AND OFFICES
       BUSINESS ADDRESS                 WITH UNDERWRITER
       ---------------------            ------------------------
       Kathleen L. Preston              Board of Manager

       lenn D. Lammey                   Board of Manager

       William F. Scully III            Board of Manager

       Donald R. Munson, Jr.            Board of Manager, President, Chief Executive Officer and Chief Operating
                                        Officer

       Tim W. Still                     Vice President

       Anthony Cocolla                  Vice President

       John M. Laverty                  Treasurer and Chief Financial Officer

       Stephen E. Abbey                 Chief Compliance Officer

       Alison K. George                 Director and Chief Advertising Compliance Officer

       Stephen T. Mullin                Chief Compliance Officer

       Ernest J. Wright                 Secretary

       Kathleen A. McGah                Assistant Secretary

       William D. Wilcox                Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 20th day of April, 2005.


            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)



                                 By: *GLENN D. LAMMEY
                                     -------------------------------------------
                                     Glenn D. Lammey, Chief Financial Officer,
                                     Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 20th day of April 2005.


*GEORGE C. KOKULIS                                                         Director, President and Chief Executive Officer
---------------------------------------------------------                  (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                                                           Director, Chief Financial Officer, Chief Accounting
---------------------------------------------------------                  Officer (Principal Financial Officer)
(Glenn D. Lammey)

*MARLA BERMAN LEWITUS                                                      Director, Senior Vice President and General Counsel
---------------------------------------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                                                       Director and Executive Vice President
---------------------------------------------------------
(Kathleen L. Preston)

*EDWARD W. CASSIDY                                                         Director and Executive Vice President
---------------------------------------------------------
(Edward W. Cassidy)

*WILLIAM P. KRIVOSHIK                                                      Director, Senior Vice President and Chief Information
---------------------------------------------------------                  Officer
(William P. Krivoshik)


*By:     /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX
  EXHIBIT NO.    DESCRIPTION
  ----------     ------------
      10. Consent of KPMG LLP, Independent Registered Public Accounting Firm.